UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2011 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS - 95.9%
Consumer Discretionary - 15.2%
Diversified Consumer Services - 1.0%
Capella Education Co.*	154,110	$6,588,203
DeVry, Inc.	124,120	7,712,817
Strayer Education, Inc.	59,190	7,200,463

		21,501,483

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	981,140	32,671,962

Household Durables - 1.0%
DR Horton, Inc.	450,940	5,357,167
Lennar Corp. - Class A	286,510	5,068,362
NVR, Inc.*	7,970	5,420,317
Toll Brothers, Inc.*	248,480	4,959,661

		20,805,507

Media - 9.5%
AMC Networks, Inc. - Class A*	587,890	21,863,629
Discovery Communications, Inc. - Class A*	730,620	29,078,676
News Corp. - Class A	2,914,550	46,691,091
Time Warner, Inc.	1,522,890	53,544,812
The Walt Disney Co.	856,290	33,069,920
The Washington Post Co. - Class B	51,810	20,843,163

		205,091,291

Multiline Retail - 1.3%
Nordstrom, Inc.	538,070	26,989,591

Specialty Retail - 0.9%
Dick’s Sporting Goods, Inc.*	549,140	20,318,180

Total Consumer Discretionary		327,378,014

Consumer Staples - 8.9%
Beverages - 2.5%
The Coca-Cola Co.	797,880	54,263,819

Food & Staples Retailing - 2.2%
The Kroger Co.	943,870	23,474,047
Safeway, Inc.	1,181,400	23,828,838

		47,302,885

Food Products - 4.2%
General Mills, Inc.	950,020	35,483,247
H.J. Heinz Co.	416,020	21,899,293
Kraft Foods, Inc. - Class A	990,630	34,057,859

		91,440,399

Total Consumer Staples		193,007,103

1

Investment Portfolio - July 31, 2011 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS (continued)
Energy - 6.5%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	781,470	$60,470,149
Weatherford International Ltd. (Switzerland)*	1,765,600	38,701,952

		99,172,101

Oil, Gas & Consumable Fuels - 1.9%
Hess Corp.	588,130	40,322,193

Total Energy		139,494,294

Financials - 10.5%
Capital Markets - 4.8%
The Bank of New York Mellon Corp.[1]	989,700	24,851,367
The Charles Schwab Corp.	2,910,360	43,451,675
State Street Corp.	840,910	34,872,538

		103,175,580

Consumer Finance - 2.7%
American Express Co.	414,380	20,735,575
Discover Financial Services	1,434,330	36,733,191

		57,468,766

Diversified Financial Services - 2.0%
CME Group, Inc.	150,910	43,641,663

Real Estate Investment Trusts (REITS) - 1.0%
Alexandria Real Estate Equities, Inc.	57,210	4,691,220
BioMed Realty Trust, Inc.	212,720	4,173,566
Corporate Office Properties Trust	141,260	4,388,948
Digital Realty Trust, Inc.	66,280	4,056,999
DuPont Fabros Technology, Inc.	183,250	4,671,043

		21,981,776

Total Financials		226,267,785

Health Care - 13.5%
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc.*	824,730	25,756,318

Health Care Equipment & Supplies - 8.9%
Alere, Inc.*	2,036,390	60,053,141
Becton, Dickinson and Co.	604,820	50,569,000
Boston Scientific Corp.*	6,431,790	46,051,616
Gen-Probe, Inc.*	356,230	21,569,727
Volcano Corp.*	464,260	14,582,407

		192,825,891

2

Investment Portfolio - July 31, 2011 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 3.4%
Cerner Corp.*	1,115,680	$74,181,563

Total Health Care		292,763,772

Industrials - 14.5%
Aerospace & Defense - 2.5%
The Boeing Co.	491,760	34,654,327
Spirit Aerosystems Holdings, Inc. - Class A*	961,120	19,693,349

		54,347,676

Air Freight & Logistics - 3.8%
FedEx Corp.	374,590	32,544,379
United Parcel Service, Inc. - Class B	711,000	49,215,420

		81,759,799

Airlines - 3.3%
Southwest Airlines Co.	4,061,290	40,450,448
United Continental Holdings, Inc.*	841,290	15,244,175
US Airways Group, Inc.*	2,503,860	15,624,086

		71,318,709

Construction & Engineering - 1.3%
Quanta Services, Inc.*	1,480,130	27,412,008

Machinery - 1.9%
Flowserve Corp.	229,660	22,823,611
Pall Corp.	387,010	19,187,956

		42,011,567

Road & Rail - 1.7%
Norfolk Southern Corp.	486,490	36,827,293

Total Industrials		313,677,052

Information Technology - 21.1%
Communications Equipment - 4.2%
Cisco Systems, Inc.	3,512,400	56,093,028
Qualcomm, Inc.	644,920	35,328,718

		91,421,746

Computers & Peripherals - 2.9%
EMC Corp.*	2,394,560	62,450,125

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	441,590	21,589,335

Internet Software & Services - 4.2%
Google, Inc. - Class A*	147,880	89,273,677

3

Investment Portfolio - July 31, 2011 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 6.6%
MasterCard, Inc. - Class A	161,000	$48,823,250
Visa, Inc. - Class A	601,280	51,433,491
The Western Union Co.	2,189,230	42,492,954

		142,749,695

Software - 2.2%
Autodesk, Inc.*	1,399,690	48,149,336

Total Information Technology		455,633,914

Materials - 5.7%
Chemicals - 2.8%
Monsanto Co.	818,500	60,143,380

Construction Materials - 2.0%
Eagle Materials, Inc.	679,200	16,878,120
Martin Marietta Materials, Inc.	114,090	8,627,486
Vulcan Materials Co.	503,910	17,279,074

		42,784,680

Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	840,550	19,475,543

Total Materials		122,403,603

TOTAL COMMON STOCKS (Identified Cost $1,859,300,562)		2,070,625,537

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03% (Identified Cost $89,065,623)	89,065,623	89,065,623

TOTAL INVESTMENTS - 100.0% (Identified Cost $1,948,366,185)		2,159,691,160
OTHER ASSETS, LESS LIABILITIES - 0.0%**		1,006,539

NET ASSETS - 100%		$2,160,697,699

*	Non-income producing security
**	Less than 0.1%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Rate shown is the current yield as of July 31, 2011.

4

Investment Portfolio - July 31, 2011 (unaudited)

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,963,706,120
Unrealized appreciation	$274,511,958
Unrealized depreciation	(78,526,918)

Net unrealized appreciation	$195,985,040

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$327,378,014	$327,378,014	$—	$—
Consumer Staples	193,007,103	193,007,103	—	—
Energy	139,494,294	139,494,294	—	—
Financials	226,267,785	226,267,785	—	—
Health Care	292,763,772	292,763,772	—	—
Industrials	313,677,052	313,677,052	—	—
Information Technology	455,633,914	455,633,914	—	—
Materials	122,403,603	122,403,603	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	89,065,623	89,065,623	—	—
Other financial instruments**	—	—	—	—

Total assets	2,159,691,160	2,159,691,160	—	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$2,159,691,160	$2,159,691,160	$—	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011 the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or July 31, 2011.

5

Investment Portfolio - July 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS - 97.9%
Consumer Discretionary - 7.6%
Auto Components - 0.1%
Magna International, Inc. (Canada)	1,865	$90,956

Distributors - 0.2%
Genuine Parts Co.	2,361	125,511

Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	1,559	79,197
McDonald’s Corp.	15,303	1,323,403
Yum! Brands, Inc.	5,355	282,851

		1,685,451

Household Durables - 0.3%
Garmin Ltd. (Switzerland)	2,382	77,725
Stanley Black & Decker, Inc.	1,311	86,224
Whirlpool Corp.	1,026	71,030

		234,979

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	1,536	60,764
Mattel, Inc.	5,075	135,299

		196,063

Media - 1.4%
The McGraw-Hill Companies, Inc.	4,582	190,611
Omnicom Group, Inc.	3,375	158,355
Pearson plc - ADR (United Kingdom)	9,855	187,738
Thomson Reuters Corp.	12,307	423,730

		960,434

Multiline Retail - 0.7%
Kohl’s Corp.	2,200	120,362
Nordstrom, Inc.	1,637	82,112
Target Corp.	5,251	270,374

		472,848

Specialty Retail - 2.0%
Best Buy Co., Inc.	3,108	85,781
The Gap, Inc.	4,346	83,834
The Home Depot, Inc.	24,304	848,939
Limited Brands, Inc.	4,835	183,053
The Sherwin-Williams Co.	1,184	91,369
Staples, Inc.	5,282	84,829

		1,377,805

1

Investment Portfolio - July 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	1,606	$187,581

Total Consumer Discretionary		5,331,628

Consumer Staples - 21.6%
Beverages - 5.6%
Brown-Forman Corp. - Class B	1,603	117,917
The Coca-Cola Co.	33,121	2,252,559
PepsiCo, Inc.	23,501	1,505,004

		3,875,480

Food & Staples Retailing - 3.4%
Delhaize Group S.A. - ADR (Belgium)	1,077	78,104
SYSCO Corp.	8,406	257,140
Wal-Mart Stores, Inc.	38,373	2,022,641

		2,357,885

Food Products - 4.1%
Archer-Daniels-Midland Co.	7,205	218,888
Campbell Soup Co.	4,702	155,401
ConAgra Foods, Inc.	3,279	83,975
General Mills, Inc.	9,155	341,939
H.J. Heinz Co.	4,681	246,408
The Hershey Co.	3,354	189,300
Hormel Foods Corp.	3,098	89,749
The J.M. Smucker Co.	1,674	130,438
Kellogg Co.	5,231	291,785
Kraft Foods, Inc. - Class A	24,088	828,145
McCormick & Co., Inc. - NVS	1,980	96,327
Sara Lee Corp.	9,006	172,105

		2,844,460

Household Products - 4.2%
Clorox Co.	1,035	74,096
Colgate-Palmolive Co.	5,596	472,190
Kimberly-Clark Corp.	5,960	389,546
The Procter & Gamble Co.	32,966	2,027,079

		2,962,911

Personal Products - 0.2%
Avon Products, Inc.	6,142	161,105

Tobacco - 4.1%
Altria Group, Inc.	29,655	779,927

2

Investment Portfolio - July 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco (continued)
Lorillard, Inc.	2,212	$234,959
Philip Morris International, Inc.	25,963	1,847,787

		2,862,673

Total Consumer Staples		15,064,514

Energy - 15.7%
Oil, Gas & Consumable Fuels - 15.7%
BP plc - ADR (United Kingdom)	23,038	1,046,847
Chevron Corp.	25,897	2,693,806
ConocoPhillips	21,520	1,549,225
Exxon Mobil Corp.	31,407	2,505,965
Sasol Ltd. - ADR (South Africa)	8,372	419,856
Statoil ASA - ADR (Norway)	34,034	836,215
Total S.A. - ADR (France)	35,061	1,895,748

Total Energy		10,947,662

Financials - 0.3%
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	7,783	229,521

Health Care - 20.7%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	7,089	412,367
Becton, Dickinson and Co.	2,575	215,296
Medtronic, Inc.	7,975	287,499

		915,162

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	2,670	116,839

Pharmaceuticals - 19.2%
Abbott Laboratories	22,229	1,140,792
AstraZeneca plc - ADR (United Kingdom)	20,356	987,470
Bristol-Myers Squibb Co.	24,714	708,303
Eli Lilly & Co.	16,641	637,350
GlaxoSmithKline plc - ADR (United Kingdom)	35,845	1,592,235
Johnson & Johnson	40,040	2,594,192
Merck & Co., Inc.	45,888	1,566,157
Novartis AG - ADR (Switzerland)	19,043	1,165,432
Pfizer, Inc.	118,052	2,271,320
Sanofi - ADR (France)	19,301	747,914

		13,411,165

Total Health Care		14,443,166

3

Investment Portfolio - July 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Industrials - 12.7%
Aerospace & Defense - 4.4%
The Boeing Co.	5,565	$392,166
General Dynamics Corp.	4,538	309,219
Honeywell International, Inc.	10,728	569,657
ITT Corp.	2,046	109,134
Lockheed Martin Corp.	4,091	309,811
Northrop Grumman Corp.	4,518	273,384
Raytheon Co.	4,288	191,802
United Technologies Corp.	10,838	897,820

		3,052,993

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	7,741	535,832

Commercial Services & Supplies - 0.4%
Pitney Bowes, Inc.	3,010	64,865
Waste Management, Inc.	7,603	239,418

		304,283

Electrical Equipment - 1.9%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	25,870	619,328
Cooper Industries plc - Class A (Ireland)	2,630	137,575
Emerson Electric Co.	11,935	585,889

		1,342,792

Industrial Conglomerates - 3.5%
3M Co.	11,109	968,038
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	13,848	343,015
Siemens AG - ADR (Germany)	7,015	892,939
Tyco International Ltd. (Switzerland)	6,365	281,906

		2,485,898

Machinery - 1.0%
Dover Corp.	2,701	163,329
Eaton Corp.	2,669	127,979
Illinois Tool Works, Inc.	8,109	403,828

		695,136

Road & Rail - 0.3%
Norfolk Southern Corp.	2,741	207,494

Trading Companies & Distributors - 0.4%
Mitsui & Co. Ltd. - ADR (Japan)	667	252,786

Total Industrials		8,877,214

4

Investment Portfolio - July 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Information Technology - 10.5%
Communications Equipment - 1.1%
Harris Corp.	987	$39,352
Nokia Corp. - ADR (Finland)	41,887	242,945
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	36,952	461,900

		744,197

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd. - ADR (Switzerland)	3,438	118,370

IT Services - 1.2%
Automatic Data Processing, Inc.	14,029	722,353
Paychex, Inc.	5,466	154,305

		876,658

Office Electronics - 1.1%
Canon, Inc. - ADR (Japan)	16,086	777,275

Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	2,364	81,322
Applied Materials, Inc.	10,255	126,342
Intel Corp.	81,633	1,822,865
Linear Technology Corp.	3,492	102,316
STMicroelectronics NV - NY Shares (Switzerland)	7,702	60,923
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	78,151	965,946

		3,159,714

Software - 2.4%
Microsoft Corp.	61,186	1,676,496

Total Information Technology		7,352,710

Materials - 4.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	1,608	142,678
E.I. du Pont de Nemours & Co.	13,858	712,578
International Flavors & Fragrances, Inc.	1,198	73,282
PPG Industries, Inc.	2,388	201,070

		1,129,608

Metals & Mining - 2.5%
BHP Billiton plc - ADR (United Kingdom)	20,342	1,528,701
Southern Copper Corp.	6,423	219,410

		1,748,111

Paper & Forest Products - 0.2%
International Paper Co.	3,352	99,554

Total Materials		2,977,273

5

Investment Portfolio - July 31, 2011 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co. Ltd. - ADR (Taiwan)	9,867	$342,977
Telefonos de Mexico S.A.B. de C.V. (Telmex) - ADR - Class L (Mexico)	12,041	194,583

		537,560

Wireless Telecommunication Services - 2.0%
NTT DoCoMo, Inc. - ADR (Japan)	49,164	911,501
Philippine Long Distance Telephone Co. - ADR (Philippines)	2,321	131,369
Rogers Communications, Inc. - Class B (Canada)	6,543	249,681
Turkcell Iletisim Hizmetleri AS - ADR (Turkey)*	6,278	80,358

		1,372,909

Total Telecommunication Services		1,910,469

Utilities - 1.7%
Electric Utilities - 1.0%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	6,342	122,401
Enersis S.A. - ADR (Chile)	7,404	161,333
Entergy Corp.	1,336	89,245
Exelon Corp.	7,164	315,717

		688,696

Independent Power Producers & Energy Traders - 0.2%
Empresa Nacional de Electricidad S.A. - ADR (Chile)	3,096	166,100

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	7,320	239,730

Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	1,694	101,115

Total Utilities		1,195,641

TOTAL COMMON STOCKS
(Identified Cost $68,721,074)		68,329,798

SHORT-TERM INVESTMENTS - 93.9%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.03% (Identified Cost $65,574,521)	65,574,521	65,574,521

TOTAL INVESTMENTS - 191.8%
(Identified Cost $134,295,595)		133,904,319
LIABILITIES, LESS OTHER ASSETS - (91.8%)		(64,076,406)

NET ASSETS - 100%		$69,827,913

ADR - American Depository Receipt

NVS - Non-Voting Shares

6

Investment Portfolio - July 31, 2011 (unaudited)

*	Non-income producing security
[1]	Rate shown is the current yield as of July 31, 2011.

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$134,310,309
Unrealized appreciation	$139,199
Unrealized depreciation	(545,189)

Net unrealized depreciation	$(405,990)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$5,331,628	$5,331,628	$—	$—
Consumer Staples	15,064,514	15,064,514	—	—
Energy	10,947,662	10,947,662	—	—
Financials	229,521	229,521	—	—
Health Care	14,443,166	14,443,166	—	—
Industrials	8,877,214	8,877,214	—	—
Information Technology	7,352,710	7,352,710	—	—
Materials	2,977,273	2,977,273	—	—
Telecommunication Services	1,910,469	1,910,469	—	—
Utilities	1,195,641	1,195,641	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	65,574,521	65,574,521	—	—
Other financial instruments**	—	—	—	—

Total assets	133,904,319	133,904,319	—	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$133,904,319	$133,904,319	$—	$—

7

Investment Portfolio - July 31, 2011 (unaudited)

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011 the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or July 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - July 31, 2011 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 14.3%
Automobiles - 0.7%
Toyota Motor Corp. - ADR (Japan)	4,920	$403,046

Diversified Consumer Services - 0.9%
Capella Education Co.*	3,600	153,900
DeVry, Inc.	3,460	215,004
Strayer Education, Inc.	1,070	130,166

		499,070

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	20,050	667,665
Ctrip.com International Ltd. - ADR (China)	7,760	357,736

		1,025,401

Media - 10.0%
AMC Networks, Inc. - Class A*	13,580	505,040
Discovery Communications, Inc. - Class A*	15,420	613,716
Imax Corp. (Canada)*	11,510	218,230
Liberty Global, Inc. - Class A*	9,860	412,148
Mediaset S.p.A. (Italy)[1]	78,150	334,839
News Corp. - Class A	43,210	692,224
Time Warner, Inc.	33,280	1,170,125
The Walt Disney Co.	20,630	796,731
The Washington Post Co. - Class B	2,020	812,646

		5,555,699

Specialty Retail - 0.8%
Dick’s Sporting Goods, Inc.*	12,340	456,580

Total Consumer Discretionary		7,939,796

Consumer Staples - 11.7%
Beverages - 2.7%
Anheuser-Busch InBev N.V. (Belgium)[1]	13,930	801,738
The Coca-Cola Co.	10,250	697,104

		1,498,842

Food & Staples Retailing - 2.4%
Koninklijke Ahold N.V. (Netherlands)[1]	12,600	167,775
The Kroger Co.	24,220	602,351
Safeway, Inc.	27,530	555,280

		1,325,406

Food Products - 5.7%
General Mills, Inc.	22,120	826,182
Kellogg Co.	5,900	329,102
Kraft Foods, Inc. - Class A	23,730	815,837

1

Investment Portfolio - July 31, 2011 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)[1]	7,860	$500,694
Unilever plc - ADR (United Kingdom)	21,980	704,679

		3,176,494

Personal Products - 0.9%
Beiersdorf AG (Germany)[1]	8,000	515,382

Total Consumer Staples		6,516,124

Energy - 8.1%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	13,350	1,033,023
Schlumberger Ltd.	9,100	822,367
Weatherford International Ltd. (Switzerland)*	49,520	1,085,478

		2,940,868

Oil, Gas & Consumable Fuels - 2.8%
Cameco Corp. (Canada)	28,470	756,163
Hess Corp.	11,800	809,008

		1,565,171

Total Energy		4,506,039

Financials - 10.4%
Capital Markets - 5.4%
The Bank of New York Mellon Corp.[2]	48,730	1,223,610
The Charles Schwab Corp.	81,610	1,218,437
State Street Corp.	13,090	542,842

		2,984,889

Commercial Banks - 0.2%
Banco Santander S.A. (Spain)[1]	10,500	110,516

Consumer Finance - 2.7%
American Express Co.	21,800	1,090,872
Discover Financial Services	16,090	412,065

		1,502,937

Diversified Financial Services - 2.1%
CME Group, Inc.	2,220	642,002
Deutsche Boerse AG (Germany)*[1]	7,240	537,637

		1,179,639

Total Financials		5,777,981

Health Care - 12.0%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc.*	13,200	412,236

2

Investment Portfolio - July 31, 2011 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies - 5.2%
Alere, Inc.*	30,070	$886,764
Becton, Dickinson and Co.	6,910	577,745
Boston Scientific Corp.*	112,510	805,572
Gen-Probe, Inc.*	10,300	623,665

		2,893,746

Health Care Technology - 3.2%
Cerner Corp.*	26,600	1,768,634

Life Sciences Tools & Services - 2.8%
Lonza Group AG (Switzerland)[1]	2,960	252,105
QIAGEN N.V. (Netherlands)*	39,360	666,758
Thermo Fisher Scientific, Inc.*	10,740	645,367

		1,564,230

Total Health Care		6,638,846

Industrials - 13.6%
Aerospace & Defense - 1.8%
The Boeing Co.	8,230	579,968
Spirit Aerosystems Holdings, Inc. - Class A*	21,270	435,822

		1,015,790

Air Freight & Logistics - 2.8%
FedEx Corp.	7,040	611,635
United Parcel Service, Inc. - Class B	13,600	941,392

		1,553,027

Airlines - 2.5%
Ryanair Holdings plc - ADR (Ireland)	16,750	455,434
Southwest Airlines Co.	94,110	937,336

		1,392,770

Commercial Services & Supplies - 0.8%
Waste Management, Inc.	14,730	463,848

Construction & Engineering - 0.9%
Quanta Services, Inc.*	25,910	479,853

Machinery - 2.3%
Flowserve Corp.	5,060	502,863
Pall Corp.	15,660	776,423

		1,279,286

Professional Services - 1.3%
Manpower, Inc.	5,730	289,480

3

Investment Portfolio - July 31, 2011 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional Services (continued)
Randstad Holding N.V. (Netherlands)[1]	9,340	$419,749

		709,229

Road & Rail - 1.2%
Norfolk Southern Corp	8,490	642,693

Total Industrials		7,536,496

Information Technology - 21.1%
Communications Equipment - 4.9%
Cisco Systems, Inc	56,350	899,910
Juniper Networks, Inc.*	10,610	248,168
Qualcomm, Inc	14,810	811,292
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	61,860	773,250

		2,732,620

Computers & Peripherals - 2.2%
EMC Corp.*	45,920	1,197,594

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	8,500	415,565

Internet Software & Services - 3.7%
Google, Inc. - Class A*	3,090	1,865,402
VistaPrint N.V. (Netherlands)*	7,080	189,036

		2,054,438

IT Services - 7.8%
Accenture plc - Class A (Ireland)	11,660	689,572
Amadeus IT Holding S.A. - Class A (Spain)[1]	13,600	273,690
Automatic Data Processing, Inc.	12,880	663,191
MasterCard, Inc. - Class A	2,880	873,360
Visa, Inc. - Class A	9,860	843,424
The Western Union Co.	51,300	995,733

		4,338,970

Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp. (Japan)[1]	16,600	294,147

Software - 1.3%
Autodesk, Inc.*	20,450	703,480

Total Information Technology		11,736,814

Materials - 5.1%
Chemicals - 3.1%
Monsanto Co.	18,840	1,384,363
Syngenta AG (Switzerland)[1]	1,020	324,701

		1,709,064

4

Investment Portfolio - July 31, 2011 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,060	$155,777
Vulcan Materials Co.	10,830	371,361

		527,138

Containers & Packaging - 1.0%
Owens-Illinois, Inc.*	24,620	570,445

Total Materials		2,806,647

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Telenor ASA (Norway)[1]	48,430	809,420

TOTAL COMMON STOCKS
(Identified Cost $45,898,869)		54,268,163

SHORT-TERM INVESTMENTS - 3.2%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.03%
(Identified Cost $1,792,608)	1,792,608	1,792,608

TOTAL INVESTMENTS - 101.0%
(Identified Cost $47,691,477)		56,060,771
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(552,073)

NET ASSETS - 100%		$55,508,698

ADR - American Depository Receipt

*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Rate shown is the current yield as of July 31, 2011.

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$47,792,770
Unrealized appreciation	$9,561,445
Unrealized depreciation	(1,293,444)

Net unrealized appreciation	$8,268,001

5

Investment Portfolio - July 31, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$7,939,796	$7,604,957	$334,839	$—
Consumer Staples	6,516,124	4,530,535	1,985,589	—
Energy	4,506,039	4,506,039	—	—
Financials	5,777,981	5,129,828	648,153	—
Health Care	6,638,846	6,386,741	252,105	—
Industrials	7,536,496	7,116,747	419,749	—
Information Technology	11,736,814	11,168,977	567,837	—
Materials	2,806,647	2,481,946	324,701	—
Telecommunication Services	809,420	—	809,420	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	1,792,608	1,792,608	—	—
Other financial instruments**	—	—	—	—

Total assets	56,060,771	50,718,378	5,342,393	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$56,060,771	$50,718,378	$5,342,393	$—

*	Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011 the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or July 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

6

Investment Portfolio - July 31, 2011 (unaudited)

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - July 31, 2011 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS - 91.7%
Consumer Discretionary - 13.3%
Automobiles - 1.9%
Suzuki Motor Corp. (Japan)[1]	577,700	$13,380,123
Toyota Motor Corp. (Japan)[1]	318,700	13,010,610

		26,390,733

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes S.A. (Brazil)	122,400	2,355,895

Hotels, Restaurants & Leisure - 1.8%
Accor S.A. (France)[1]	311,800	13,722,686
Ctrip.com International Ltd. - ADR (China)	230,750	10,637,575

		24,360,261

Internet & Catalog Retail - 0.2%
Ocado Group plc (United Kingdom)*[1]	1,104,120	3,086,432

Media - 6.7%
Grupo Televisa S.A. - ADR (Mexico)	920,060	20,416,131
Imax Corp. (Canada)*	373,500	7,081,560
Liberty Global, Inc. - Class A (United States)*	312,350	13,056,230
Mediaset S.p.A. (Italy)[1]	1,546,510	6,626,127
Reed Elsevier plc (United Kingdom)[1]	760,440	6,895,166
Societe Television Francaise 1 (France)[1]	1,547,610	29,510,664
Virgin Media, Inc. (United Kingdom)	253,850	6,716,871

		90,302,749

Multiline Retail - 1.2%
Marks & Spencer Group plc (United Kingdom)[1]	2,976,880	16,869,568

Textiles, Apparel & Luxury Goods - 1.3%
Adidas AG (Germany)[1]	240,410	17,845,995

Total Consumer Discretionary		181,211,633

Consumer Staples - 17.1%
Beverages - 2.6%
Anheuser-Busch InBev N.V. (Belgium)[1]	349,460	20,113,097
Heineken N.V. (Netherlands)[1]	268,100	15,863,761

		35,976,858

Food & Staples Retailing - 5.6%
Carrefour S.A. (France)[1]	769,040	22,690,945
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	651,400	2,761,201
Koninklijke Ahold N.V. (Netherlands)[1]	1,301,090	17,324,621
Tesco plc (United Kingdom)[1]	5,352,150	33,618,776

		76,395,543

Food Products - 5.8%
Danone S.A. (France)[1]	283,790	20,232,807

1

Investment Portfolio - July 31, 2011 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)[1]	434,420	$27,673,238
Unilever plc - ADR (United Kingdom)	948,670	30,414,360

		78,320,405

Household Products - 1.0%
Reckitt Benckiser Group plc (United Kingdom)[1]	240,360	13,600,964

Personal Products - 2.1%
Beiersdorf AG (Germany)[1]	219,360	14,131,784
Natura Cosmeticos S.A. (Brazil)	623,350	14,112,144

		28,243,928

Total Consumer Staples		232,537,698

Energy - 8.8%
Energy Equipment & Services - 5.6%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	663,830	22,292,819
Petroleum Geo-Services ASA (Norway)*[1]	461,230	7,480,206
Schlumberger Ltd. (United States)	344,980	31,175,843
Trican Well Service Ltd. (Canada)	569,680	14,912,028

		75,860,896

Oil, Gas & Consumable Fuels - 3.2%
Cameco Corp. (Canada)	808,610	21,476,682
Talisman Energy, Inc. (Canada)	1,189,120	21,655,438

		43,132,120

Total Energy		118,993,016

Financials - 6.6%
Commercial Banks - 2.9%
Banco Santander S.A. (Spain)[1]	1,863,010	19,608,800
HSBC Holdings plc (United Kingdom)[1]	2,021,920	19,712,268

		39,321,068

Diversified Financial Services - 1.8%
Deutsche Boerse AG (Germany)*[1]	337,650	25,073,644

Insurance - 1.9%
Allianz SE (Germany)[1]	94,420	12,304,391
Mapfre S.A. (Spain)[1]	3,823,940	13,553,228

		25,857,619

Total Financials		90,252,331

Health Care - 12.3%
Health Care Equipment & Supplies - 4.4%
Cochlear Ltd. (Australia)[1]	210,140	16,351,507

2

Investment Portfolio - July 31, 2011 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Getinge AB - Class B (Sweden)[1]	383,740	$10,349,690
Mindray Medical International Ltd. - ADR (China)	746,110	20,204,659
Straumann Holding AG (Switzerland)[1]	57,730	13,148,584

		60,054,440

Health Care Providers & Services - 3.2%
BML, Inc. (Japan)[1]	93,700	2,511,475
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	6,115,900	7,749,932
Sonic Healthcare Ltd. (Australia)[1]	2,445,720	32,659,219

		42,920,626

Life Sciences Tools & Services - 4.7%
Lonza Group AG (Switzerland)[1]	544,400	46,366,857
QIAGEN N.V. (Netherlands)*[1]	776,190	13,055,413
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	270,950	4,221,401

		63,643,671

Total Health Care		166,618,737

Industrials - 11.7%
Aerospace & Defense - 1.1%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	414,360	14,366,575

Air Freight & Logistics - 1.8%
PostNL N.V. (Netherlands)[1]	1,333,300	10,410,605
TNT Express N.V. (Netherlands)*[1]	1,333,300	13,506,574

		23,917,179

Airlines - 2.6%
Ryanair Holdings plc - ADR (Ireland)	1,275,450	34,679,485

Commercial Services & Supplies - 0.5%
Edenred (France)[1]	229,790	6,616,795

Electrical Equipment - 2.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	534,100	12,786,354
Nexans S.A. (France)[1]	74,850	6,458,320
Prysmian S.p.A. (Italy)[1]	520,850	9,640,367

		28,885,041

Machinery - 0.6%
Westport Innovations, Inc. (Canada)*	314,530	8,064,549

Marine - 0.2%
D/S Norden (Denmark)[1]	60,150	1,980,270
Pacific Basin Shipping Ltd. (China)[1]	2,593,020	1,420,974

		3,401,244

3

Investment Portfolio - July 31, 2011 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 1.5%
Adecco S.A. (Switzerland)[1]	169,220	$10,168,812
Randstad Holding N.V. (Netherlands)[1]	233,480	10,492,836

		20,661,648

Road & Rail - 1.3%
All America Latina Logistica S.A. (Brazil)	2,443,350	17,803,047

Total Industrials		158,395,563

Information Technology - 14.2%
Communications Equipment - 2.9%
Alcatel-Lucent - ADR (France)*	5,346,230	21,652,231
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	1,446,680	18,171,269

		39,823,500

Internet Software & Services - 0.2%
VistaPrint N.V. (Netherlands)*	119,390	3,187,713

IT Services - 6.3%
Amadeus IT Holding S.A. - Class A (Spain)[1]	348,150	7,006,253
Amdocs Ltd. (Guernsey)*	1,469,671	46,338,727
Cielo S.A. (Brazil)	458,540	12,784,776
Indra Sistemas S.A. (Spain)[1]	356,580	7,067,807
Redecard S.A. (Brazil)	692,690	12,014,934

		85,212,497

Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp. (Japan)[1]	1,373,000	24,329,164
Sumco Corp. (Japan)[1]	1,025,400	16,235,956
Tokyo Electron Ltd. (Japan)[1]	250,880	13,503,997

		54,069,117

Software - 0.8%
Misys plc (United Kingdom)[1]	1,662,550	10,790,634

Total Information Technology		193,083,461

Materials - 6.4%
Chemicals - 4.0%
Johnson Matthey plc (United Kingdom)[1]	614,670	20,487,779
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	317,800	17,142,663
Syngenta AG (Switzerland)[1]	51,450	16,378,323

		54,008,765

Construction Materials - 2.4%
CRH plc (Ireland)[1]	1,014,180	19,824,167

4

Investment Portfolio - July 31, 2011 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Construction Materials (continued)
Holcim Ltd. (Switzerland)[1]	197,580	$13,547,161

		33,371,328

Total Materials		87,380,093

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Telenor ASA (Norway)[1]	1,075,570	17,976,208

TOTAL COMMON STOCKS (Identified Cost $1,207,208,283)		1,246,448,740

PREFERRED STOCKS - 0.9%
Consumer Staples - 0.9%
Household Products - 0.9%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $7,757,093)	184,270	12,423,068

SHORT-TERM INVESTMENTS - 5.3%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.03% (Identified Cost $71,306,716)	71,306,716	$71,306,716

TOTAL INVESTMENTS - 97.9% (Identified Cost $1,286,272,092)		1,330,178,524
OTHER ASSETS, LESS LIABILITIES - 2.1%		28,559,916

NET ASSETS - 100%		$1,358,738,440

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Rate shown is the current yield as of July 31, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 11.9%; France - 10.5%; Switzerland - 10.3%.

5

Investment Portfolio - July 31, 2011 (unaudited)

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,293,100,861
Unrealized appreciation	$117,570,805
Unrealized depreciation	(80,493,142)

Net unrealized appreciation	$37,077,663

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$181,211,633	$60,264,262	$120,947,371	$ —
Consumer Staples	232,537,698	44,526,504	188,011,194	—
Energy	118,993,016	89,219,991	29,773,025	—
Financials	90,252,331	—	90,252,331	—
Health Care	166,618,737	24,426,060	142,192,677	—
Industrials	158,395,563	73,333,435	85,062,128	—
Information Technology	193,083,461	95,978,381	97,105,080	—
Materials	87,380,093	—	87,380,093	—
Telecommunication Services	17,976,208	—	17,976,208	—
Preferred securities:
Consumer Staples	12,423,068	—	12,423,068	—
Debt securities	—	—	—	—
Mutual funds	71,306,716	71,306,716	—	—
Other financial instruments**	—	—	—	—

Total assets	1,330,178,524	459,055,349	871,123,175	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$1,330,178,524	$459,055,349	$871,123,175	$ —

*	Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011 the Series did not hold any derivative instruments.

6

Investment Portfolio - July 31, 2011 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2010 or July 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS - 24.53%
Consumer Discretionary - 3.41%
Auto Components - 0.03%
Cooper Tire & Rubber Co.	4,520	$76,207
Hankook Tire Co. Ltd. (South Korea)[1]	5,450	221,627

		297,834

Automobiles - 0.27%
Suzuki Motor Corp. (Japan)[1]	4,700	108,857
Tesla Motors, Inc.*	4,490	126,483
Toyota Motor Corp. (Japan)[1]	2,600	106,142
Toyota Motor Corp. - ADR (Japan)	26,990	2,211,021
Yamaha Motor Co. Ltd. (Japan)[1]	12,200	236,517

		2,789,020

Distributors - 0.01%
Inchcape plc (United Kingdom)[1]	12,690	80,840

Diversified Consumer Services - 0.31%
Anhanguera Educacional Participacoes S.A. (Brazil)	2,310	44,462
Capella Education Co.*	21,380	913,995
DeVry, Inc.	18,770	1,166,368
Grand Canyon Education, Inc.*	3,680	56,635
Strayer Education, Inc.	8,710	1,059,572

		3,241,032

Hotels, Restaurants & Leisure - 0.38%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	2,440	53,582
Accor S.A. (France)[1]	3,290	144,797
Carnival Corp.	99,780	3,322,674
Ctrip.com International Ltd. - ADR (China)	5,000	230,500
Hyatt Hotels Corp. - Class A*	1,960	76,028
Intercontinental Hotels Group plc (United Kingdom)[1]	4,640	91,558
Thomas Cook Group plc (United Kingdom)[1]	36,860	39,545
TUI Travel plc (United Kingdom)[1]	20,420	65,170

		4,023,854

Household Durables - 0.06%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	25,250	50,576
DR Horton, Inc.	8,790	104,425
Lennar Corp. - Class A	5,620	99,418
LG Electronics, Inc. (South Korea)[1]	1,100	83,816
NVR, Inc.*	150	102,013
Rodobens Negocios Imobiliarios S.A. (Brazil)	17,780	146,977
Toll Brothers, Inc.*	4,900	97,804

		685,029

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail - 0.04%
Amazon.com, Inc.*	1,330	$295,952
Blue Nile, Inc.*	970	41,089
Ocado Group plc (United Kingdom)*[1]	26,230	73,323

		410,364

Media - 2.19%
AMC Networks, Inc. - Class A*	74,140	2,757,267
Grupo Televisa S.A. - ADR (Mexico)	6,070	134,693
Imax Corp. (Canada)*	8,690	164,762
Liberty Global, Inc. - Class A*	59,810	2,500,058
Mediaset Espana Comunicacion S.A. (Spain)[1]	29,880	279,748
Mediaset S.p.A. (Italy)[1]	4,980	21,337
News Corp. - Class A	270,410	4,331,968
Reed Elsevier plc (United Kingdom)[1]	7,380	66,917
Reed Elsevier plc - ADR (United Kingdom)	1,308	47,611
Societe Television Francaise 1 (France)[1]	16,930	322,830
Time Warner, Inc.	188,620	6,631,879
The Walt Disney Co.	116,090	4,483,396
The Washington Post Co. - Class B	2,450	985,635
Wolters Kluwer N.V. (Netherlands)[1]	3,680	76,303
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	61,000	250,336

		23,054,740

Multiline Retail - 0.03%
Marks & Spencer Group plc (United Kingdom)[1]	18,990	107,614
Nordstrom, Inc.	1,020	51,163
PPR (France)[1]	745	137,683

		296,460

Specialty Retail - 0.08%
Chico’s FAS, Inc.	5,560	83,900
Dick’s Sporting Goods, Inc.*	5,330	197,210
The Finish Line, Inc. - Class A	5,670	120,771
Group 1 Automotive, Inc.	1,410	67,158
Inditex S.A. (Spain)[1]	900	81,381
KOMERI Co. Ltd. (Japan)[1]	1,500	44,775
Lumber Liquidators Holdings, Inc.*	5,470	85,934
Penske Automotive Group, Inc.	2,810	62,185
Sonic Automotive, Inc. - Class A	4,020	62,993

		806,307

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)[1]	1,530	$113,574

Total Consumer Discretionary		35,799,054

Consumer Staples - 3.32%
Beverages - 0.84%
Anheuser-Busch InBev N.V. (Belgium)[1]	67,890	3,907,395
Boston Beer Co., Inc. - Class A*	1,030	92,855
C&C Group plc (Ireland)[1]	20,630	104,937
Central European Distribution Corp.*	5,230	50,626
The Coca-Cola Co.	62,730	4,266,267
Diageo plc (United Kingdom)[1]	11,380	231,478
Heineken N.V. (Netherlands)[1]	2,200	130,176

		8,783,734

Food & Staples Retailing - 0.69%
Carrefour S.A. (France)[1]	9,650	284,729
Casino Guichard-Perrachon S.A. (France)[1]	1,100	100,284
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	9,650	40,905
Koninklijke Ahold N.V. (Netherlands)[1]	9,120	121,437
The Kroger Co.	138,140	3,435,542
Safeway, Inc.	136,760	2,758,449
SUPERVALU, Inc.	11,870	102,082
Tesco plc (United Kingdom)[1]	58,505	367,491

		7,210,919

Food Products - 1.76%
Barry Callebaut AG (Switzerland)[1]	180	190,051
Flowers Foods, Inc.	4,110	90,091
General Mills, Inc.	107,200	4,003,920
Kellogg Co.	24,450	1,363,821
Kraft Foods, Inc. - Class A	130,090	4,472,494
Nestle S.A. (Switzerland)[1]	60,550	3,857,130
Suedzucker AG (Germany)[1]	2,950	104,015
Unilever plc - ADR (United Kingdom)	138,340	4,435,180

		18,516,702

Household Products - 0.03%
Reckitt Benckiser Group plc (United Kingdom)[1]	6,610	374,032

Personal Products - 0.00%**
Beiersdorf AG (Germany)[1]	930	59,913

Total Consumer Staples		34,945,300

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Energy - 1.93%
Energy Equipment & Services - 1.40%
Baker Hughes, Inc.	68,175	$5,275,382
Calfrac Well Services Ltd. (Canada)	5,040	191,535
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,950	199,814
ION Geophysical Corp.*	9,000	91,260
Key Energy Services, Inc.*	2,620	51,064
Petroleum Geo-Services ASA (Norway)*[1]	7,500	121,635
Schlumberger Ltd.	49,420	4,466,085
Trican Well Service Ltd. (Canada)	18,600	486,876
Weatherford International Ltd. (Switzerland)*	173,934	3,812,633

		14,696,284

Oil, Gas & Consumable Fuels - 0.53%
Cameco Corp. (Canada)	3,780	100,397
Hess Corp.	70,080	4,804,685
Paladin Energy Ltd. (Australia)*	35,610	101,375
Repsol YPF S.A. (Spain)[1]	1,990	62,761
Royal Dutch Shell plc - Class B (Netherlands)[1]	2,646	96,885
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,580	190,017
Talisman Energy, Inc. (Canada)	8,420	153,339
Total S.A. (France)[1]	1,820	98,368

		5,607,827

Total Energy		20,304,111

Financials - 3.38%
Capital Markets - 1.33%
The Bank of New York Mellon Corp.[2]	243,451	6,113,055
The Charles Schwab Corp.	280,640	4,189,955
Evercore Partners, Inc. - Class A	2,190	62,262
GAM Holding AG (Switzerland)[1]	13,770	213,623
Greenhill & Co., Inc.	700	30,828
Lazard Ltd. - Class A (Bermuda)	1,590	53,424
State Street Corp.	80,000	3,317,600

		13,980,747

Commercial Banks - 0.39%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	12,920	134,626
Banco Santander S.A. (Spain)[1]	205,040	2,158,114
Banco Santander S.A. - ADR (Spain)	14,530	148,351
Barclays plc - ADR (United Kingdom)	1,990	28,974
BNP Paribas S.A. (France)[1]	930	60,314
CIT Group, Inc.*	3,910	155,383
Credit Agricole S.A. (France)[1]	1,370	16,818
First Commonwealth Financial Corp.	56,190	288,817

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
First Financial Bancorp	9,720	$155,617
HSBC Holdings plc (United Kingdom)[1]	8,500	82,869
HSBC Holdings plc - ADR (United Kingdom)	3,177	155,260
ICICI Bank Ltd. - ADR (India)	3,140	146,230
Societe Generale - ADR (France)[3]	3,250	32,013
Standard Chartered plc (United Kingdom)[1]	4,590	116,925
U.S. Bancorp	7,920	206,395
Wells Fargo & Co.	8,950	250,063

		4,136,769

Consumer Finance - 0.45%
American Express Co.	53,080	2,656,123
Discover Financial Services	81,570	2,089,008

		4,745,131

Diversified Financial Services - 0.12%
Bank of America Corp.	9,980	96,906
Bolsas y Mercados Espanoles S.A. (Spain)[1]	4,790	137,181
CME Group, Inc.	790	228,460
Deutsche Boerse AG (Germany)*[1]	4,380	325,256
ING Groep N.V. (Netherlands)*[1]	185	1,985
JPMorgan Chase & Co.	6,430	260,093
MarketAxess Holdings, Inc.	7,500	195,975

		1,245,856

Insurance - 0.18%
Allianz SE (Germany)[1]	4,510	587,723
The Allstate Corp.	9,090	251,975
AXA S.A. (France)[1]	1,230	23,012
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	10,000	127,027
Mapfre S.A. (Spain)[1]	137,180	486,208
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	1,195	176,348
Zurich Financial Services AG (Switzerland)[1]	1,080	256,827

		1,909,120

Real Estate Investment Trusts (REITS) - 0.90%
Alexandria Real Estate Equities, Inc.	3,770	309,140
Alstria Office REIT AG (Germany)[1]	19,820	288,782
American Assets Trust, Inc.	4,740	104,233
American Campus Communities, Inc.	7,850	292,177
Apartment Investment & Management Co. - Class A	11,860	323,778
Associated Estates Realty Corp.	4,790	86,939
AvalonBay Communities, Inc.	1,690	226,781
BioMed Realty Trust, Inc.	24,430	479,317

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Boston Properties, Inc.	2,880	$309,197
British Land Co. plc (United Kingdom)[1]	9,730	93,070
Camden Property Trust	4,020	269,621
Cedar Shopping Centers, Inc.	38,110	189,026
Cogdell Spencer, Inc.	34,830	207,587
Coresite Realty Corp.	6,300	106,092
Corporate Office Properties Trust	13,150	408,571
DiamondRock Hospitality Co.	10,610	108,434
Digital Realty Trust, Inc.	8,170	500,086
DuPont Fabros Technology, Inc.	11,570	294,919
Education Realty Trust, Inc.	10,730	94,209
Equity Lifestyle Properties, Inc.	3,510	228,712
Equity One, Inc.	3,910	75,854
Equity Residential	4,010	247,898
General Growth Properties, Inc.	12,790	215,000
HCP, Inc.	5,470	200,913
Health Care REIT, Inc.	5,910	311,930
Healthcare Realty Trust, Inc.	2,590	50,764
Home Properties, Inc.	3,880	254,218
Host Hotels & Resorts, Inc.	14,737	233,581
Kimco Realty Corp.	7,850	149,385
Land Securities Group plc (United Kingdom)[1]	8,100	113,178
LaSalle Hotel Properties	2,455	61,400
LTC Properties, Inc.	3,500	95,025
Mack-Cali Realty Corp.	2,170	72,196
Mid-America Apartment Communities, Inc.	1,090	77,161
Morguard Real Estate Investment Trust (Canada)	5,900	96,517
National Retail Properties, Inc.	6,620	166,096
Pebblebrook Hotel Trust	11,790	233,088
Public Storage	2,040	244,045
Realty Income Corp.	5,150	167,169
Simon Property Group, Inc.	4,500	542,295
Sovran Self Storage, Inc.	7,260	294,393
Sunstone Hotel Investors, Inc.*	16,050	143,005
Tanger Factory Outlet Centers	3,790	104,035
UDR, Inc.	8,560	225,214
U-Store-It Trust	9,500	101,175

		9,396,206

Thrifts & Mortgage Finance - 0.01%
Aareal Bank AG (Germany)*[1]	3,745	111,009

Total Financials		35,524,838

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care - 3.00%
Biotechnology - 0.16%
Cangene Corp. (Canada)*	15,000	$24,648
Dendreon Corp.*	6,000	221,400
Exact Sciences Corp.*	37,470	319,994
Intercell AG (Austria)*[1]	38,000	153,484
Momenta Pharmaceuticals, Inc.*	14,000	247,240
Myriad Genetics, Inc.*	13,080	278,212
Swedish Orphan Biovitrum AB (Sweden)*[1]	41,000	149,235
United Therapeutics Corp.*	5,400	309,852

		1,704,065

Health Care Equipment & Supplies - 1.42%
Abaxis, Inc.*	12,750	302,430
Alere, Inc.*	21,620	637,574
Becton, Dickinson and Co.	31,290	2,616,157
BioMerieux (France)[1]	7,480	827,200
Boston Scientific Corp.*	800,690	5,732,940
Cochlear Ltd. (Australia)[1]	7,840	610,050
DexCom, Inc.*	36,280	514,450
Endologix, Inc.*	34,570	313,896
Gen-Probe, Inc.*	10,930	661,812
Getinge AB - Class B (Sweden)[1]	3,000	80,912
HeartWare International, Inc.*	5,740	381,366
Insulet Corp.*	27,590	542,419
Mindray Medical International Ltd. - ADR (China)	5,460	147,857
Quidel Corp.*	25,500	381,480
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	9,000	12,325
Sirona Dental Systems, Inc.*	5,920	299,434
Straumann Holding AG (Switzerland)[1]	2,305	524,987
Thoratec Corp.*	7,930	267,162

		14,854,451

Health Care Providers & Services - 0.25%
Amil Participacoes S.A. (Brazil)	12,540	141,503
Assisted Living Concepts, Inc. - Class A	12,800	200,576
Bio-Reference Laboratories, Inc.*	11,850	236,289
Brookdale Senior Living, Inc.*	25,370	542,664
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	49,330	62,510
Capital Senior Living Corp.*	27,000	237,330
China Cord Blood Corp. (Hong Kong)*	37,000	129,500
Odontoprev S.A. (Brazil)	15,910	268,680
Sonic Healthcare Ltd. (Australia)[1]	60,980	814,304

		2,633,356

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 0.53%
Allscripts Healthcare Solutions, Inc.*	11,570	$209,996
Cerner Corp.*	80,360	5,343,136

		5,553,132

Life Sciences Tools & Services - 0.41%
QIAGEN N.V. (Netherlands)*	202,160	3,424,590
QIAGEN N.V. (Netherlands)*[1]	2,390	40,199
Sequenom, Inc.*	70,440	497,306
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	22,000	342,760

		4,304,855

Pharmaceuticals - 0.23%
AstraZeneca plc (United Kingdom)[1]	615	29,882
AstraZeneca plc - ADR (United Kingdom)	6,080	294,941
Bayer AG (Germany)[1]	4,310	344,802
GlaxoSmithKline plc (United Kingdom)[1]	5,525	123,180
Green Cross Corp. (South Korea)[1]	2,440	398,163
Kalbe Farma Tbk PT (Indonesia)[1]	860,000	351,397
Optimer Pharmaceuticals, Inc.*	20,510	216,996
Sanofi (France)[1]	851	66,123
Shire plc (Ireland)[1]	5,745	199,401
UCB S.A. (Belgium)[1]	9,240	424,976

		2,449,861

Total Health Care		31,499,720

Industrials - 2.32%
Aerospace & Defense - 0.39%
The Boeing Co.	55,800	3,932,226
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	3,150	109,216

		4,041,442

Air Freight & Logistics - 0.49%
Atlas Air Worldwide Holdings, Inc.*	1,540	80,681
FedEx Corp.	22,580	1,961,750
PostNL N.V. (Netherlands)[1]	11,430	89,247
TNT Express N.V. (Netherlands)*[1]	11,430	115,788
United Parcel Service, Inc. - Class B	41,552	2,876,229

		5,123,695

Airlines - 0.40%
Copa Holdings S.A. - Class A (Panama)	1,770	116,130
Deutsche Lufthansa AG (Germany)[1]	6,570	132,268
Ryanair Holdings plc - ADR (Ireland)	7,710	209,635
Southwest Airlines Co.	374,195	3,726,982

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
US Airways Group, Inc.*	6,470	$40,373

		4,225,388

Commercial Services & Supplies - 0.07%
Edenred (France)[1]	9,260	266,641
Interface, Inc. - Class A	2,430	38,929
Tomra Systems ASA (Norway)[1]	50,250	454,362

		759,932

Construction & Engineering - 0.01%
MYR Group, Inc.*	2,460	59,753

Electrical Equipment - 0.06%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	12,480	298,771
Alstom S.A. (France)[1]	3,310	174,246
Nexans S.A. (France)[1]	840	72,478
Prysmian S.p.A. (Italy)[1]	2,500	46,272

		591,767

Industrial Conglomerates - 0.05%
Siemens AG (Germany)[1]	4,080	521,452

Machinery - 0.32%
Astec Industries, Inc.*	2,180	81,794
FANUC Corp. (Japan)[1]	1,400	264,841
Flowserve Corp.	25,971	2,580,998
Graham Corp.	1,870	36,802
Meritor, Inc.*	3,900	52,650
Okano Valve Manufacturing Co. (Japan)[1]	4,000	17,179
Titan International, Inc.	3,800	96,026
Wabash National Corp.*	11,870	89,144
Westport Innovations, Inc. (Canada)*	6,860	175,890

		3,395,324

Marine - 0.01%
Baltic Trading Ltd.	5,560	30,524
D/S Norden (Denmark)[1]	3,140	103,376
Pacific Basin Shipping Ltd. (Bermuda)[1]	28,000	15,344

		149,244

Research & Consulting Services - 0.02%
Qualicorp S.A. (Brazil)*	26,490	247,845

Road & Rail - 0.49%
All America Latina Logistica S.A. (Brazil)	31,400	228,791
Heartland Express, Inc.	5,930	90,848

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Road & Rail (continued)
Knight Transportation, Inc.	5,090	$80,117
Norfolk Southern Corp.	59,930	4,536,701
RailAmerica, Inc.*	14,470	215,314

		5,151,771

Transportation Infrastructure - 0.01%
Groupe Eurotunnel S.A. (France)[1]	8,100	86,339

Total Industrials		24,353,952

Information Technology - 5.33%
Communications Equipment - 1.42%
Alcatel-Lucent - ADR (France)*	69,170	280,139
Cisco Systems, Inc.	285,118	4,553,334
Infinera Corp.*	46,500	298,995
Qualcomm, Inc	97,050	5,316,399
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	12,340	154,999
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	340,770	4,259,625

		14,863,491

Computers & Peripherals - 0.39%
Apple, Inc.*	510	199,145
EMC Corp.*	144,210	3,760,997
Immersion Corp.*	16,120	147,498

		4,107,640

Electronic Equipment, Instruments & Components - 0.04%
Hitachi Ltd. (Japan)[1]	45,100	278,107
Keyence Corp. (Japan)[1]	600	169,640

		447,747

Internet Software & Services - 0.94%
comScore, Inc.*	11,840	258,230
Google, Inc. - Class A*	13,765	8,309,793
Liquidity Services, Inc.*	12,400	299,832
Velti plc (Ireland)*	14,700	242,697
VistaPrint N.V. (Netherlands)*	9,630	257,121
Yandex N.V. - Class A (Netherlands)*	5,300	185,341
Youku.com, Inc. - ADR (China)*	7,820	288,636

		9,841,650

IT Services - 1.68%
Amadeus IT Holding S.A. - Class A (Spain)[1]	10,650	214,323
Amdocs Ltd. (Guernsey)*	21,140	666,544
Cap Gemini S.A. (France)[1]	3,590	176,668
Cielo S.A. (Brazil)	10,400	289,967

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
Indra Sistemas S.A. (Spain)[1]	14,410	$285,622
MasterCard, Inc. - Class A	18,050	5,473,663
Redecard S.A. (Brazil)	13,370	231,907
Visa, Inc. - Class A	58,330	4,989,548
The Western Union Co.	275,360	5,344,738

		17,672,980

Semiconductors & Semiconductor Equipment - 0.10%
Advantest Corp. (Japan)[1]	15,100	267,568
First Solar, Inc.*	1,020	120,595
Sumco Corp. (Japan)[1]	22,300	353,093
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,041	111,747
Tokyo Electron Ltd. (Japan)[1]	3,900	209,923

		1,062,926

Software - 0.76%
Autodesk, Inc.*	106,460	3,662,224
CommVault Systems, Inc.*	1,060	41,043
Electronic Arts, Inc.*	128,830	2,866,468
Misys plc (United Kingdom)[1]	13,260	86,063
RealD, Inc.*	17,880	276,782
RealPage, Inc.*	8,570	206,109
SAP AG (Germany)[1]	2,290	143,176
SolarWinds, Inc.*	15,080	324,371
SuccessFactors, Inc.*	6,420	173,340
Taleo Corp. - Class A*	7,190	237,989

		8,017,565

Total Information Technology		56,013,999

Materials - 1.31%
Chemicals - 0.84%
Arkema S.A. (France)[1]	2	195
BASF SE (Germany)[1]	2,850	257,388
Calgon Carbon Corp.*	9,140	136,095
Flotek Industries, Inc.*	8,380	79,023
Johnson Matthey plc (United Kingdom)[1]	4,800	159,990
Linde AG (Germany)[1]	1,490	267,022
Monsanto Co.	75,700	5,562,436
The Scotts Miracle-Gro Co. - Class A	1,300	65,598
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	4,300	231,949
Syngenta AG (Switzerland)[1]	6,500	2,069,176

		8,828,872

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Construction Materials - 0.30%
CRH plc (Ireland)[1]	8,380	$163,804
Eagle Materials, Inc.	6,500	161,525
Holcim Ltd. (Switzerland)[1]	1,230	84,335
Martin Marietta Materials, Inc.	9,930	750,907
Vulcan Materials Co.	57,110	1,958,302

		3,118,873

Containers & Packaging - 0.17%
Owens-Illinois, Inc.*	79,550	1,843,174

Total Materials		13,790,919

Telecommunication Services - 0.49%
Diversified Telecommunication Services - 0.47%
France Telecom S.A. (France)[1]	4,780	98,910
Swisscom AG - ADR (Switzerland)[3]	3,150	150,917
Telefonica S.A. - ADR (Spain)	19,310	430,999
Telenor ASA (Norway)[1]	241,940	4,043,590
Telenor ASA - ADR (Norway)[3]	4,550	227,637

		4,952,053

Wireless Telecommunication Services - 0.02%
SK Telecom Co. Ltd. - ADR (South Korea)	11,320	180,214

Total Telecommunication Services		5,132,267

Utilities - 0.04%
Electric Utilities - 0.01%
E.ON AG (Germany)[1]	4,875	134,420

Independent Power Producers & Energy Traders - 0.01%
GenOn Energy, Inc.*	14,269	55,506

Multi-Utilities - 0.01%
National Grid plc (United Kingdom)[1]	8,760	85,711

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	5,860	122,426

Total Utilities		398,063

TOTAL COMMON STOCKS (Identified Cost $235,358,434)		257,762,223

PREFERRED STOCKS - 0.38%
Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)[1]	1,540	103,823

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
PREFERRED STOCKS (continued)
Financials - 0.37%
Commercial Banks - 0.11%
PNC Financial Services Group, Inc., Series K, 8.25%[4]	180,000	$191,200
Wells Fargo & Co., Series K, 7.98%[4]	900,000	964,125

		1,155,325

Diversified Financial Services - 0.21%
Bank of America Corp., Series K, 8.00%[4]	970,000	999,013
JPMorgan Chase & Co., Series 1, 7.90%[4]	1,125,000	1,205,887

		2,204,900

Real Estate Investment Trusts (REITS) - 0.05%
Public Storage, Series Q, 6.50%	18,560	473,280

Total Financials		3,833,505

TOTAL PREFERRED STOCKS (Identified Cost $3,818,048)		3,937,328

CORPORATE BONDS - 31.26%
Convertible Corporate Bonds - 0.06%
Financials - 0.05%
Real Estate Investment Trusts (REITS) - 0.05%
BioMed Realty LP5 , 3.75%, 1/15/2030	$410,000	488,925

Health Care - 0.01%
Biotechnology - 0.01%
Amgen, Inc., 0.375%, 2/1/2013	110,000	110,138

Information Technology - 0.00%**
Computers & Peripherals - 0.00%**
EMC Corp., 1.75%, 12/1/2013	40,000	66,650

Total Convertible Corporate Bonds (Identified Cost $633,030)		665,713

Non-Convertible Corporate Bonds - 31.20%
Consumer Discretionary - 4.98%
Auto Components - 0.03%
UCI International, Inc., 8.625%, 2/15/2019	295,000	302,375

Hotels, Restaurants & Leisure - 0.75%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp., 9.125%, 8/1/2018	110,000	118,937
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,668,128
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,307,633
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	225,000	249,750
Wyndham Worldwide Corp., 9.875%, 5/1/2014	90,000	105,916

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp., 6.00%, 12/1/2016	$370,000	$401,694

		7,852,058

Household Durables - 0.54%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	820,000	850,358
Tupperware Brands Corp.[5] , 4.75%, 6/1/2021	4,750,000	4,815,308

		5,665,666

Media - 3.19%
Cablevision Systems Corp., 8.625%, 9/15/2017	335,000	370,175
Columbus International, Inc. (Barbados)[5] , 11.50%, 11/20/2014	130,000	145,961
Comcast Corp., 5.15%, 3/1/2020	8,000,000	8,918,520
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	6,000,000	6,555,366
Discovery Communications LLC, 5.05%, 6/1/2020	6,580,000	7,215,931
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[5] , 7.50%, 3/15/2019	280,000	288,400
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	270,000	298,013
NBC Universal Media LLC[5] , 5.15%, 4/30/2020	980,000	1,065,932
Sirius XM Radio, Inc.[5] , 9.75%, 9/1/2015	235,000	260,850
Time Warner, Inc., 4.875%, 3/15/2020	6,000,000	6,423,030
Time Warner, Inc., 4.75%, 3/29/2021	715,000	751,540
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5] , 8.125%, 12/1/2017	270,000	290,250
UPCB Finance III Ltd. (Cayman Islands)[5] , 6.625%, 7/1/2020	490,000	491,225
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	270,000	301,725
XM Satellite Radio, Inc.[5] , 7.625%, 11/1/2018	170,000	180,200

		33,557,118

Multiline Retail - 0.04%
Target Corp., 6.00%, 1/15/2018	325,000	383,812

Specialty Retail - 0.35%
DirectBuy Holdings, Inc.[5] , 12.00%, 2/1/2017	315,000	129,150
The Home Depot, Inc., 5.40%, 3/1/2016	510,000	582,412
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,144,214
Rent-A-Center, Inc., 6.625%, 11/15/2020	385,000	389,813
Toys R Us Property Co. II, LLC, 8.50%, 12/1/2017	430,000	460,100

		3,705,689

Textiles, Apparel & Luxury Goods - 0.08%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	430,000	412,800

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	$330,000	$389,406

		802,206

Total Consumer Discretionary		52,268,924

Consumer Staples - 0.79%
Beverages - 0.11%
CEDC Finance Corp. International, Inc.[5] , 9.125%, 12/1/2016	235,000	205,625
Constellation Brands, Inc., 8.375%, 12/15/2014	230,000	263,925
Constellation Brands, Inc., 7.25%, 9/1/2016	395,000	435,488
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	124,554
PepsiCo, Inc., 7.90%, 11/1/2018	63,000	82,947

		1,112,539

Food Products - 0.65%
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	396,294
Kraft Foods, Inc., 5.375%, 2/10/2020	5,665,000	6,391,327

		6,787,621

Personal Products - 0.03%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	335,000	364,313

Total Consumer Staples		8,264,473

Energy - 2.08%
Energy Equipment & Services - 0.96%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	392,264
Calfrac Holdings LP5 , 7.50%, 12/1/2020	315,000	324,450
Complete Production Services, Inc., 8.00%, 12/15/2016	160,000	168,000
Schlumberger Oilfield plc (United Kingdom)[5] , 4.20%, 1/15/2021	125,000	130,930
SESI LLC[5] , 6.375%, 5/1/2019	280,000	282,100
Thermon Industries, Inc., 9.50%, 5/1/2017	275,000	298,375
Trinidad Drilling Ltd. (Canada)[5] , 7.875%, 1/15/2019	460,000	483,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	6,000,000	8,032,044

		10,111,163

Oil, Gas & Consumable Fuels - 1.12%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,950,000	3,400,952
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,599,491
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,616,137
Apache Corp., 6.90%, 9/15/2018	155,000	191,438
Arch Coal, Inc.[5] , 7.00%, 6/15/2019	165,000	172,837
Arch Western Finance LLC, 6.75%, 7/1/2013	125,000	125,781
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5] , 9.00%, 4/1/2015	80,000	87,000
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5] , 10.875%, 4/1/2017	85,000	97,537

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	$350,000	$380,625
Hess Corp., 5.60%, 2/15/2041	265,000	271,309
Linn Energy LLC - Linn Energy Finance Corp.[5] , 7.75%, 2/1/2021	260,000	276,900
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	290,000	308,487
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	180,000	189,000
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	260,000	277,225
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	185,500
Tesoro Corp., 9.75%, 6/1/2019	255,000	289,425
Whiting Petroleum Corp., 7.00%, 2/1/2014	265,000	284,544

		11,754,188

Total Energy		21,865,351

Financials - 14.56%
Capital Markets - 3.23%
The Charles Schwab Corp., 4.45%, 7/22/2020	7,000,000	7,352,261
Credit Suisse AG (Switzerland)[5] , 2.60%, 5/27/2016	7,795,000	7,874,992
GFI Group, Inc.[5] , 8.375%, 7/19/2018	285,000	285,000
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	363,268
Goldman Sachs Capital II6 , 5.793%, 6/1/2043	1,500,000	1,185,000
The Goldman Sachs Group, Inc.[7] , 3.25%, 6/15/2012	3,266,000	3,348,891
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	369,056
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	8,165,000	8,467,595
Jefferies Group, Inc., 8.50%, 7/15/2019	715,000	859,627
Morgan Stanley, 5.50%, 1/26/2020	2,650,000	2,747,501
Morgan Stanley, 5.75%, 1/25/2021	1,000,000	1,052,736

		33,905,927

Commercial Banks - 3.64%
Bank of Nova Scotia (Canada)[5] , 1.45%, 7/26/2013	520,000	526,523
Bank of Nova Scotia (Canada)[5] , 1.65%, 10/29/2015	1,305,000	1,303,771
Barclays Bank plc (United Kingdom)[5] , 2.50%, 9/21/2015	1,305,000	1,310,428
BNP Paribas Home Loan Covered Bonds S.A. (France)[5] , 2.20%, 11/2/2015	1,305,000	1,294,029
Household Finance Co., 6.375%, 11/27/2012	515,000	549,040
Intesa Sanpaolo S.p.A. (Italy)[5] , 6.50%, 2/24/2021	985,000	1,019,443
KeyBank National Association[7] , 3.20%, 6/15/2012	3,476,000	3,564,885
KeyBank National Association, 5.45%, 3/3/2016	550,000	608,331
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	367,798

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
National City Corp., 6.875%, 5/15/2019	$7,000,000	$8,179,514
PNC Bank National Association, 5.25%, 1/15/2017	195,000	214,864
PNC Funding Corp.[7] , 2.30%, 6/22/2012	7,246,000	7,377,486
Royal Bank of Canada (Canada)[5] , 3.125%, 4/14/2015	1,150,000	1,213,080
Santander Issuances S.A. Unipersonal (Spain)[5] , 5.911%, 6/20/2016	900,000	929,636
Societe Generale S.A. (France)[5] , 5.75%, 4/20/2016	980,000	990,445
The Toronto-Dominion Bank (Canada)[5] , 2.20%, 7/29/2015	1,305,000	1,336,022
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	30,000
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	111,931
USB Capital XIII Trust, 6.625%, 12/15/2039	210,000	219,234
Wachovia Corp., 5.25%, 8/1/2014	5,935,000	6,420,916
Wells Fargo & Co.[7] , 3.00%, 12/9/2011	515,000	520,147
Wilmington Trust Corp., 8.50%, 4/2/2018	120,000	149,235

		38,236,758

Consumer Finance - 1.05%
American Express Co., 8.125%, 5/20/2019	7,025,000	9,018,119
American Express Co.[6] , 6.80%, 9/1/2066	1,190,000	1,225,700
Credit Acceptance Corp., 9.125%, 2/1/2017	375,000	397,500
Discover Financial Services, 10.25%, 7/15/2019	260,000	341,551

		10,982,870

Diversified Financial Services - 3.98%
Bank of America Corp.[7] , 3.125%, 6/15/2012	5,518,000	5,653,412
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,875,316
Bank of America Corp., 5.75%, 8/15/2016	205,000	216,726
Bank of America Corp., 7.625%, 6/1/2019	4,315,000	5,085,879
Bank of America Corp.[8] , 5.13%, 2/24/2026	353,000	348,993
Citigroup Funding, Inc.[7] , 1.875%, 10/22/2012	1,520,000	1,548,591
Citigroup, Inc.[7] , 2.875%, 12/9/2011	10,788,000	10,888,986
Citigroup, Inc., 8.50%, 5/22/2019	7,080,000	8,897,238
JPMorgan Chase & Co.[7] , 3.125%, 12/1/2011	3,600,000	3,635,464
JPMorgan Chase & Co., 6.30%, 4/23/2019	2,000,000	2,302,436
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,319,511

		41,772,552

Insurance - 0.06%
American International Group, Inc., 4.25%, 5/15/2013	200,000	206,614
Fidelity National Financial, Inc., 6.60%, 5/15/2017	210,000	227,024
Hartford Financial Services Group, Inc.[6] , 8.125%, 6/15/2038	235,000	250,275

		683,913

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 2.60%
BioMed Realty LP, 3.85%, 4/15/2016	$470,000	$481,394
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	5,802,572
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,545,178
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	899,073
DuPont Fabros Technology LP, 8.50%, 12/15/2017	250,000	273,750
HCP, Inc., 6.70%, 1/30/2018	6,255,000	7,153,399
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	588,797
Mack-Cali Realty LP, 7.75%, 8/15/2019	315,000	386,881
National Retail Properties, Inc., 6.875%, 10/15/2017	280,000	318,069
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	165,000	176,344
Simon Property Group LP, 10.35%, 4/1/2019	6,180,000	8,710,314

		27,335,771

Total Financials		152,917,791

Health Care - 1.06%
Biotechnology - 0.68%
Amgen, Inc., 3.45%, 10/1/2020	7,000,000	6,889,967
STHI Holding Corp.[5] , 8.00%, 3/15/2018	300,000	307,500

		7,197,467

Health Care Equipment & Supplies - 0.17%
Alere, Inc., 7.875%, 2/1/2016	85,000	86,913
Alere, Inc., 9.00%, 5/15/2016	407,000	423,789
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	395,000	422,650
Fresenius US Finance II, Inc.[5] , 9.00%, 7/15/2015	470,000	533,450
Teleflex, Inc., 6.875%, 6/1/2019	290,000	298,700

		1,765,502

Health Care Providers & Services - 0.12%
BioScrip, Inc., 10.25%, 10/1/2015	165,000	172,425
HCA, Inc., 7.875%, 2/15/2020	395,000	427,587
HCA, Inc., 6.50%, 2/15/2020	90,000	91,350
Health Management Associates, Inc., 6.125%, 4/15/2016	255,000	263,925
LifePoint Hospitals, Inc., 6.625%, 10/1/2020	260,000	265,525

		1,220,812

Pharmaceuticals - 0.09%
Johnson & Johnson, 5.95%, 8/15/2037	160,000	191,292
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	525,000	601,385
Wyeth, 6.50%, 2/1/2034	155,000	186,259

		978,936

Total Health Care		11,162,717

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 4.07%
Aerospace & Defense - 0.31%
The Boeing Co., 6.00%, 3/15/2019	$2,410,000	$2,880,283
Ducommun, Inc.[5] , 9.75%, 7/15/2018	295,000	303,113
GeoEye, Inc., 9.625%, 10/1/2015	75,000	85,688

		3,269,084

Air Freight & Logistics - 0.63%
Aguila 3 S.A. (Luxembourg)[5] , 7.875%, 1/31/2018	335,000	338,350
FedEx Corp., 8.00%, 1/15/2019	4,690,000	6,016,182
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	218,540

		6,573,072

Airlines - 0.24%
Continental Airlines, Inc.[5] , 6.75%, 9/15/2015	250,000	253,438
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	150,000	151,125
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	137,357	142,343
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	265,000	251,750
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	129,600
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	386,189
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,201,389

		2,515,834

Building Products - 0.06%
Building Materials Corp. of America[5] , 6.875%, 8/15/2018	175,000	180,250
Building Materials Corp. of America[5] , 7.50%, 3/15/2020	85,000	89,675
Owens Corning, 9.00%, 6/15/2019	330,000	402,376

		672,301

Commercial Services & Supplies - 0.39%
Clean Harbors, Inc., 7.625%, 8/15/2016	149,000	158,313
Garda World Security Corp. (Canada)[5] , 9.75%, 3/15/2017	165,000	174,075
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,717,489

		4,049,877

Industrial Conglomerates - 1.49%
GE Capital Trust I6 , 6.375%, 11/15/2067	1,015,000	1,035,300
General Electric Capital Corp.[7] , 3.00%, 12/9/2011	5,798,000	5,856,322
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	2,009,245
General Electric Capital Corp., 5.50%, 1/8/2020	2,115,000	2,322,141
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	355,000	404,195

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
General Electric Co., 5.25%, 12/6/2017	$180,000	$202,802
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,442,824
Textron, Inc., 7.25%, 10/1/2019	350,000	420,379

		15,693,208

Machinery - 0.31%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	380,200
Dynacast International LLC - Dynacast Finance, Inc.[5] , 9.25%, 7/15/2019	430,000	440,213
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,422,360

		3,242,773

Marine - 0.06%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	605,000	614,075

Road & Rail - 0.58%
CSX Corp., 7.375%, 2/1/2019	4,000,000	4,987,400
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	935,000	957,985
Union Pacific Corp., 5.65%, 5/1/2017	175,000	201,809

		6,147,194

Total Industrials		42,777,418

Information Technology - 0.61%
Communications Equipment - 0.04%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	205,000	185,013
EH Holding Corp.[5] , 6.50%, 6/15/2019	290,000	298,337

		483,350

Computers & Peripherals - 0.06%
International Business Machines Corp., 5.60%, 11/30/2039	535,000	593,132

Electronic Equipment, Instruments & Components - 0.39%
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,810,355
CPI International Acquisition, Inc.[5] , 8.00%, 2/15/2018	275,000	261,250

		4,071,605

IT Services - 0.06%
The Western Union Co., 5.253%, 4/1/2020	590,000	636,727

Semiconductors & Semiconductor Equipment - 0.04%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	150,000	159,375
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	85,000	89,463
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	180,000	199,350

		448,188

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 0.02%
Microsoft Corp., 5.20%, 6/1/2039	$190,000	$205,676

Total Information Technology		6,438,678

Materials - 1.89%
Chemicals - 0.09%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	320,000	379,748
Ferro Corp., 7.875%, 8/15/2018	260,000	273,650
Rhodia S.A. (France)[5] , 6.875%, 9/15/2020	265,000	309,387

		962,785

Containers & Packaging - 0.05%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5] , 8.75%, 5/15/2018	190,000	182,400
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5] , 7.125%, 4/15/2019	350,000	340,375

		522,775

Metals & Mining - 0.56%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	2,168,729
Alcoa, Inc., 5.87%, 2/23/2022	295,000	313,775
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	930,000	952,703
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	925,000	1,136,328
Calcipar S.A. (Luxembourg)[5] , 6.875%, 5/1/2018	440,000	443,300
FMG Resources August 2006 Pty. Ltd. (Australia)[5] , 6.875%, 2/1/2018	280,000	291,200
Mirabela Nickel Ltd. (Australia)[5] , 8.75%, 4/15/2018	290,000	292,175
Steel Dynamics, Inc., 7.75%, 4/15/2016	250,000	264,375

		5,862,585

Paper & Forest Products - 1.19%
Georgia-Pacific LLC[5] , 8.25%, 5/1/2016	345,000	392,689
International Paper Co., 9.375%, 5/15/2019	8,500,000	11,238,726
International Paper Co., 7.50%, 8/15/2021	490,000	598,611
Longview Fibre Paper & Packaging, Inc.[5] , 8.00%, 6/1/2016	290,000	297,250

		12,527,276

Total Materials		19,875,421

Telecommunication Services - 0.33%
Diversified Telecommunication Services - 0.17%
Inmarsat Finance plc (United Kingdom)[5] , 7.375%, 12/1/2017	400,000	424,500
Intelsat Jackson Holdings S.A. (Luxembourg)[5] , 7.25%, 4/1/2019	430,000	435,375
Verizon Communications, Inc., 3.00%, 4/1/2016	475,000	495,212
Wind Acquisition Finance S.A. (Luxembourg)[5] , 11.75%, 7/15/2017	160,000	177,400

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Wind Acquisition Finance S.A. (Luxembourg)[5] , 7.25%, 2/15/2018	$200,000	$199,500

		1,731,987

Wireless Telecommunication Services - 0.16%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5] , 7.75%, 5/1/2017	550,000	601,563
Crown Castle Towers LLC[5] , 6.113%, 1/15/2020	390,000	435,520
Crown Castle Towers LLC[5] , 4.883%, 8/15/2020	224,000	231,153
NII Capital Corp., 8.875%, 12/15/2019	230,000	253,000
SBA Tower Trust[5] , 5.101%, 4/15/2017	200,000	207,500

		1,728,736

Total Telecommunication Services		3,460,723

Utilities - 0.83%
Electric Utilities - 0.76%
Allegheny Energy Supply Co. LLC[5] , 5.75%, 10/15/2019	365,000	397,197
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,921,939
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,348,235
Southwestern Electric Power Co., 6.45%, 1/15/2019	335,000	387,350

		8,054,721

Gas Utilities - 0.03%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	310,000	299,150

Independent Power Producers & Energy Traders - 0.03%
The AES Corp., 8.00%, 10/15/2017	295,000	318,600

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	94,221

Total Utilities		8,766,692

Total Non-Convertible Corporate Bonds (Identified Cost $310,617,111)		327,798,188

TOTAL CORPORATE BONDS (Identified Cost $311,250,141)		328,463,901

MUTUAL FUNDS - 0.26%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $2,510,578)	24,680	2,774,526

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
U.S. TREASURY SECURITIES - 6.28%
U.S. Treasury Notes - 6.28%
U.S. Treasury Note, 0.375%, 9/30/2012	$13,000,000	$13,012,194
U.S. Treasury Note, 0.625%, 2/28/2013	10,000,000	10,046,090
U.S. Treasury Note, 2.25%, 5/31/2014	1,300,000	1,363,274
U.S. Treasury Note, 2.375%, 9/30/2014	2,490,000	2,626,173
U.S. Treasury Note, 2.125%, 12/31/2015	13,800,000	14,403,750
U.S. Treasury Note, 1.875%, 8/31/2017	7,822,000	7,863,550
U.S. Treasury Note, 2.75%, 12/31/2017	12,650,000	13,303,259
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,329,766

TOTAL U.S. TREASURY SECURITIES (Identified Cost $64,275,013)		65,948,056

ASSET-BACKED SECURITIES - 0.30%
FDIC Trust, Series 2011-R1, Class A5 , 2.672%, 7/25/2026	1,900,000	1,900,000
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A5 , 3.72%, 3/15/2023	700,000	707,000
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5] , 5.29%, 3/25/2016	170,000	188,121
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5] , 3.74%, 2/25/2017	300,000	314,480

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,069,861)		3,109,601

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.20%
Americold LLC Trust, Series 2010-ARTA, Class A1[5] , 3.847%, 1/14/2029	480,437	498,954
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6] , 5.921%, 5/10/2045	100,000	111,461
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,500,000	1,645,104
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	900,000	968,428
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6] , 5.903%, 9/11/2038	795,000	882,740
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	950,000	1,042,166
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5] , 3.759%, 4/15/2044	660,000	677,757
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6] , 5.922%, 3/15/2049	100,000	111,146
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6] , 5.943%, 6/10/2046	400,000	442,475
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5] , 3.156%, 7/10/2046	251,343	254,750
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5] , 3.742%, 11/10/2046	996,055	1,027,906

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2011-K701, Class B5,6 , 4.437%, 7/25/2048	$1,000,000	$998,707
FREMF Mortgage Trust, Series 2011-K702, Class B5,6 , 4.936%, 4/25/2044	1,430,000	1,388,496
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6] , 6.074%, 7/10/2038	500,000	554,462
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5] , 3.849%, 12/10/2043	1,281,448	1,323,766
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6] , 5.455%, 1/12/2043	1,070,000	1,160,911
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6] , 5.373%, 12/15/2044	325,000	356,080
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6] , 6.074%, 4/15/2045	1,100,000	1,226,669
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6] , 6.067%, 6/15/2038	1,290,000	1,430,203
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5 , 3.913%, 6/25/2043	1,624,877	1,631,622
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6] , 5.414%, 7/12/2046	100,000	108,878
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A6 , 5.230%, 9/15/2042	750,000	816,110
Morgan Stanley Capital I, Series 2011-C1, Class A2[5] , 3.884%, 9/15/2047	800,000	833,405
Vornado DP LLC, Series 2010-VNO, Class A2FX5 , 4.004%, 9/13/2028	155,000	153,389
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6] , 5.381%, 10/15/2044	100,000	109,462
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6] , 5.923%, 5/15/2043	100,000	111,423
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6] , 6.011%, 6/15/2045	1,090,000	1,215,608
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5] , 4.393%, 11/15/2043	265,000	270,445
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5] , 3.791%, 2/15/2044	1,670,000	1,736,788

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,679,795)		23,089,311

FOREIGN GOVERNMENT BONDS - 0.03%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $494,607)	EUR 380,000	297,092

U.S. GOVERNMENT AGENCIES - 32.96%
Mortgage-Backed Securities - 10.55%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	$8,513	9,279
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	94,772	101,618
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	114,802	123,909

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$4,106,573	$4,462,965
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	266,640	290,114
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	328,601	357,918
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,491,115	2,707,308
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	428,642	466,885
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	42,584	45,823
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	374,712	400,649
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	4,444,059	4,829,739
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	699,424	744,996
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	832,456	886,696
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	259,444	281,256
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	79,574	88,606
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	1,891	2,131
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	312,787	328,810
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	6,707,771	7,321,652
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	618,439	693,300
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	46,819	52,486
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	2,563,847	2,784,063
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	85,951	94,794
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	43,533	46,560
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	1,338,431	1,453,392
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	976	1,090
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	106,164	117,087
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	20,021	21,413
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	402,029	429,673
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	155,396	166,202
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	537,618	574,585
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	7,198	7,773
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	16,885	18,046
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	292,315	312,644
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	783,126	837,587
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	418,416	447,187
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	19,670	21,022
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	15,341	16,396
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	256,144	273,757
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	43,607	46,606
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	59,822	65,865
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	246,984	263,967
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	9,798,639	10,831,268
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	250,608	275,921
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	776,483	854,916
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	18,032	19,854
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,253,863	1,380,515

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	$22,951	$24,529
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	379,398	417,721
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	298,470	328,618
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	264,208	290,896
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	579,334	619,170
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	189,319	202,336
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	34,427	36,794
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	324,453	346,763
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	555,087	593,169
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	242,548	267,048
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	604,776	646,267
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	168,654	180,225
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	36,664	39,180
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	322,142	354,480
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	53,859	57,553
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	1,208,486	1,312,287
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	867,809	954,924
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	183,209	201,715
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	195,896	210,009
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	434,586	464,401
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	1,029,417	1,100,040
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	354,930	379,280
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	770,012	822,839
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	33,599	35,915
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	4,008,213	4,411,287
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	8,947,687	9,866,636
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	5,342	5,795
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,390,614	1,508,475
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	168,178	183,273
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	426,366	465,168
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	294,959	321,802
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	75,910	81,636
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	31,625	34,147
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	243,303	264,989
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	426,722	465,556
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	55,453	58,997
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	216,820	234,112
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	5,448	6,191
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	465,100	513,260
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	2,237,384	2,426,413
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	1,789,642	1,940,843
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	4,652,672	5,053,030
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,498,236	1,653,377

27

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	$936,346	$1,033,304
Freddie Mac Gold, Pool #G03696, 5.50%, 1/1/2038	2,014,812	2,188,185
Freddie Mac Gold, Pool #G04731, 5.50%, 4/1/2038	5,165,560	5,610,051
Freddie Mac Gold, Pool #G08273, 5.50%, 6/1/2038	5,200,936	5,640,346
Freddie Mac Gold, Pool #G05671, 5.50%, 8/1/2038	3,809,895	4,142,495
Freddie Mac Gold Pool, #G08216, 5.50%, 8/1/2037	4,177,731	4,537,221
Freddie Mac Gold Pool, #G04471, 5.50%, 7/1/2038	865,059	938,144
GNMA, Pool #398655, 6.50%, 5/15/2026	794	911
GNMA, Pool #452826, 9.00%, 1/15/2028	1,996	2,429
GNMA, Pool #460820, 6.00%, 6/15/2028	9,470	10,667
GNMA, Pool #458983, 6.00%, 1/15/2029	21,961	24,737
GNMA, Pool #530481, 8.00%, 8/15/2030	16,135	19,226
GNMA, Pool #577796, 6.00%, 1/15/2032	11,828	13,289
GNMA, Pool #003808, 6.00%, 1/20/2036	237,303	265,786
GNMA, Pool #651235, 6.50%, 2/15/2036	179,633	203,040
GNMA, Pool #003830, 5.50%, 3/20/2036	566,138	630,576
GNMA, Pool #671304, 5.50%, 6/15/2037	89,601	99,240
GNMA, Pool #671531, 5.50%, 9/15/2037	57,581	63,775
GNMA, Pool #671161, 5.50%, 11/15/2037	252,954	280,164
GNMA, Pool #672715, 5.50%, 5/15/2038	170,921	189,253

Total Mortgage-Backed Securities (Identified Cost $108,546,239)		110,832,308

Other Agencies - 22.41%
Fannie Mae, 0.50%, 10/30/2012	8,000,000	8,012,384
Fannie Mae, 4.375%, 3/15/2013	32,396,000	34,461,958
Fannie Mae, 3.875%, 7/12/2013	11,000,000	11,733,799
Fannie Mae, 2.375%, 7/28/2015	15,500,000	16,214,628
Fannie Mae, 1.625%, 10/26/2015	20,000,000	20,240,160
Fannie Mae, 5.25%, 9/15/2016	9,500,000	11,134,912
Fannie Mae, 6.625%, 11/15/2030	2,339,000	3,045,029
Federal Farm Credit Bank, 5.125%, 8/25/2016	3,640,000	4,243,385
Federal Home Loan Bank, 4.625%, 10/10/2012	1,600,000	1,682,088
Federal Home Loan Bank, 4.50%, 11/15/2012	10,000	10,520
Federal Home Loan Bank, 3.375%, 2/27/2013	10,000	10,467
Federal Home Loan Bank, 3.625%, 10/18/2013	5,500,000	5,868,489
Federal Home Loan Bank, 5.25%, 6/18/2014	4,950,000	5,589,119
Federal Home Loan Bank, 5.00%, 11/17/2017	7,985,000	9,278,578
Freddie Mac, 0.375%, 11/30/2012	15,000,000	14,998,905
Freddie Mac, 0.875%, 10/28/2013	32,000,000	32,202,592
Freddie Mac, 3.00%, 7/28/2014	3,400,000	3,616,583
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,866,257
Freddie Mac, 1.75%, 9/10/2015	7,445,000	7,582,263

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 5.50%, 7/18/2016	$2,600,000	$3,071,611
Freddie Mac, 5.125%, 10/18/2016	10,495,000	12,227,452
Freddie Mac, 5.50%, 8/23/2017	7,640,000	9,123,612
Freddie Mac, 5.125%, 11/17/2017	2,255,000	2,637,220
Freddie Mac, 6.75%, 3/15/2031	1,693,000	2,238,530
Freddie Mac, 6.25%, 7/15/2032	2,625,000	3,314,724

Total Other Agencies (Identified Cost $229,470,143)		235,405,265

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $338,016,382)		346,237,573

SHORT-TERM INVESTMENTS - 1.21%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.03%, (Identified Cost $12,753,442)	12,753,442	12,753,442

TOTAL INVESTMENTS - 99.41% (Identified Cost $994,226,301)		1,044,373,053
OTHER ASSETS, LESS LIABILITIES - 0.59%		6,229,977

NET ASSETS - 100%		$1,050,603,030

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JULY 31, 201110 :

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
8/26/2011	EUR 295,000	$423,694	$423,620	$74

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	The rate shown is fixed as of July 31, 2011; the rate becomes floating in 2049.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $51,043,670, or 4.86%, of the Series’ net assets as of July 31, 2011.

[6]	The coupon rate is floating and is the stated rate as of July 31, 2011.
[7]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[8]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2011.
[9]	Rate shown is the current yield as of July 31, 2011.
[10]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Investment Portfolio - July 31, 2011 (unaudited)

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$994,528,190
Unrealized appreciation	$60,094,558
Unrealized depreciation	(10,249,695)

Net unrealized appreciation	$49,844,863

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$35,799,054	$33,044,364	$2,754,690	$—
Consumer Staples	34,945,300	25,071,327	9,873,973	—
Energy	20,304,111	19,724,648	579,463	—
Financials	35,524,838	30,243,583	5,281,255	—
Health Care	31,499,720	26,286,590	5,213,130	—
Industrials	24,353,952	21,884,903	2,469,049	—
Information Technology	56,013,999	53,674,817	2,339,182	—
Materials	13,790,919	10,557,060	3,233,859	—
Telecommunication Services	5,132,267	611,213	4,521,054	—
Utilities	398,063	177,932	220,131	—
Preferred securities:
Consumer Staples	103,823	—	103,823	—
Financials	3,833,505	473,280	3,360,225	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	412,185,629	—	412,185,629	—
Corporate debt:				—
Consumer Discretionary	52,268,924	—	52,268,924	—
Consumer Staples	8,264,473	—	8,264,473	—
Energy	21,865,351	—	21,865,351	—
Financials	152,917,791	—	152,917,791	—
Health Care	11,162,717	—	11,162,717	—
Industrials	42,777,418	—	42,777,418	—
Information Technology	6,438,678	—	6,438,678	—
Materials	19,875,421	—	19,875,421	—
Telecommunication Services	3,460,723	—	3,460,723	—
Utilities	8,766,692	—	8,766,692	—

Investment Portfolio - July 31, 2011 (unaudited)

Description	Total	Level 1	Level 2	Level 3
Convertible corporate debt:
Financials	$488,925	$—	$488,925	$—
Health Care	110,138	—	110,138	—
Information Technology	66,650	—	66,650	—
Asset-backed securities	3,109,601	—	3,109,601	—
Commercial mortgage-backed securities	23,089,311	—	23,089,311	—
Foreign Government bonds	297,092	—	297,092	—
Mutual funds	15,527,968	15,527,968	—	—
Other financial instruments**:
Forward foreign currency exchange contracts	74	—	74	—

Total assets:	1,044,373,127	237,277,685	807,095,442	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$1,044,373,127	$237,277,685	$807,095,442	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$432,585
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in	—
Transfers out	(432,585)

Balance as of July 31, 2011 (market value)	$—

*	Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held be the Series as of July 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2011.

Investment Portfolio - July 31, 2011 (unaudited)

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS - 49.04%
Consumer Discretionary - 6.60%
Auto Components - 0.06%
Cooper Tire & Rubber Co.	9,320	$157,135
Hankook Tire Co. Ltd. (South Korea)[1]	13,160	535,159

		692,294

Automobiles - 0.50%
Suzuki Motor Corp. (Japan)[1]	9,500	220,030
Tesla Motors, Inc.*	8,810	248,178
Toyota Motor Corp. (Japan)[1]	5,200	212,285
Toyota Motor Corp. - ADR (Japan)	53,090	4,349,133
Yamaha Motor Co. Ltd. (Japan)[1]	24,400	473,034

		5,502,660

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	24,680	157,221

Diversified Consumer Services - 0.62%
Anhanguera Educacional Participacoes S.A. (Brazil)	4,490	86,421
Capella Education Co.*	44,540	1,904,085
DeVry, Inc.	39,070	2,427,810
Grand Canyon Education, Inc.*	7,790	119,888
Strayer Education, Inc.	18,140	2,206,731

		6,744,935

Hotels, Restaurants & Leisure - 0.73%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	2,710	59,512
Accor S.A. (France)[1]	4,750	209,053
Carnival Corp.	203,200	6,766,560
Ctrip.com International Ltd. - ADR (China)	11,000	507,100
Hyatt Hotels Corp. - Class A*	2,240	86,890
Intercontinental Hotels Group plc (United Kingdom)[1]	5,300	104,582
Thomas Cook Group plc (United Kingdom)[1]	71,740	76,966
TUI Travel plc (United Kingdom)[1]	39,870	127,245

		7,937,908

Household Durables - 0.10%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	110,887
DR Horton, Inc.	9,260	110,009
Lennar Corp. - Class A	10,170	179,907
LG Electronics, Inc. (South Korea)[1]	2,400	182,872
NVR, Inc.*	150	102,014
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	304,701
Toll Brothers, Inc.*	5,160	102,994

		1,093,384

1

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail - 0.07%
Amazon.com, Inc.*	2,620	$583,002
Blue Nile, Inc.*	1,880	79,637
Ocado Group plc (United Kingdom)*[1]	51,510	143,990

		806,629

Media - 4.25%
AMC Networks, Inc. - Class A*	151,040	5,617,178
Grupo Televisa S.A. - ADR (Mexico)	15,190	337,066
Imax Corp. (Canada)*	22,710	430,582
Liberty Global, Inc. - Class A*	142,120	5,940,616
Mediaset Espana Comunicacion S.A. (Spain)[1]	60,020	561,930
Mediaset S.p.A. (Italy)[1]	12,340	52,872
News Corp. - Class A	520,910	8,344,978
Reed Elsevier plc (United Kingdom)[1]	17,510	158,769
Reed Elsevier plc - ADR (United Kingdom)	4,434	161,398
Societe Television Francaise 1 (France)[1]	37,310	711,447
Time Warner, Inc.	365,880	12,864,341
The Walt Disney Co.	221,090	8,538,496
The Washington Post Co. - Class B	5,100	2,051,730
Wolters Kluwer N.V. (Netherlands)[1]	8,395	174,066
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	555,622

		46,501,091

Multiline Retail - 0.06%
Marks & Spencer Group plc (United Kingdom)[1]	42,270	239,538
Nordstrom, Inc.	3,110	155,998
PPR (France)[1]	1,625	300,316

		695,852

Specialty Retail - 0.16%
Chico’s FAS, Inc.	15,830	238,875
Dick’s Sporting Goods, Inc.*	11,070	409,590
The Finish Line, Inc. - Class A	11,630	247,719
Group 1 Automotive, Inc.	2,890	137,651
Inditex S.A. (Spain)[1]	1,900	171,804
KOMERI Co. Ltd. (Japan)[1]	4,800	143,279
Lumber Liquidators Holdings, Inc.*	11,280	177,209
Penske Automotive Group, Inc.	5,780	127,911
Sonic Automotive, Inc. - Class A	8,250	129,278

		1,783,316

2

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	4,150	$308,061

Total Consumer Discretionary		72,223,351

Consumer Staples - 6.75%
Beverages - 1.74%
Anheuser-Busch InBev N.V. (Belgium)[1]	145,040	8,347,747
Boston Beer Co., Inc. - Class A*	2,040	183,906
C&C Group plc (Ireland)[1]	40,880	207,942
Central European Distribution Corp.*	10,440	101,059
The Coca-Cola Co.	136,160	9,260,242
Diageo plc (United Kingdom)[1]	22,700	461,736
Heineken N.V. (Netherlands)[1]	4,360	257,986
Kirin Holdings Co. Ltd. (Japan)[1]	15,200	223,843

		19,044,461

Food & Staples Retailing - 1.33%
Carrefour S.A. (France)[1]	23,260	686,299
Casino Guichard-Perrachon S.A. (France)[1]	2,420	220,625
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	23,260	98,596
Koninklijke Ahold N.V. (Netherlands)[1]	18,140	241,543
The Kroger Co.	264,890	6,587,814
Safeway, Inc.	264,690	5,338,797
SUPERVALU, Inc.	22,500	193,500
Tesco plc (United Kingdom)[1]	182,805	1,148,264

		14,515,438

Food Products - 3.58%
Barry Callebaut AG (Switzerland)[1]	370	390,661
Danone S.A. (France)[1]	10,680	761,431
Flowers Foods, Inc.	8,085	177,223
General Mills, Inc.	226,950	8,476,583
Kellogg Co.	49,470	2,759,437
Kraft Foods, Inc. - Class A	253,090	8,701,234
Nestle S.A. (Switzerland)[1]	131,880	8,400,964
Suedzucker AG (Germany)[1]	6,710	236,591
Unilever plc - ADR (United Kingdom)	288,829	9,259,858

		39,163,982

Household Products - 0.07%
Reckitt Benckiser Group plc (United Kingdom)[1]	13,150	744,103

Personal Products - 0.03%
Beiersdorf AG (Germany)[1]	3,150	202,932

3

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products (continued)
Kao Corp. (Japan)[1]	3,300	$93,321

		296,253

Total Consumer Staples		73,764,237

Energy - 3.86%
Energy Equipment & Services - 2.81%
Baker Hughes, Inc.	143,150	11,076,947
Calfrac Well Services Ltd. (Canada)	9,700	368,629
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	11,780	395,597
ION Geophysical Corp.*	18,000	182,520
Key Energy Services, Inc.*	5,150	100,373
Petroleum Geo-Services ASA (Norway)*[1]	20,200	327,603
Schlumberger Ltd.	106,225	9,599,553
Trican Well Service Ltd. (Canada)	40,240	1,053,328
Weatherford International Ltd. (Switzerland)*	345,600	7,575,552

		30,680,102

Oil, Gas & Consumable Fuels - 1.05%
Cameco Corp. (Canada)	12,090	321,110
Hess Corp.	138,740	9,512,014
Paladin Energy Ltd. (Australia)*	70,110	199,591
Repsol YPF S.A. (Spain)[1]	4,650	146,653
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	227,089
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	500,084
Talisman Energy, Inc. (Canada)	21,070	383,712
Total S.A. (France)[1]	3,960	214,032

		11,504,285

Total Energy		42,184,387

Financials - 6.19%
Capital Markets - 2.72%
The Bank of New York Mellon Corp.[2]	506,010	12,705,911
The Charles Schwab Corp.	597,630	8,922,616
Daiwa Securities Group, Inc. (Japan)[1]	7,000	30,447
Evercore Partners, Inc. - Class A	4,660	132,484
GAM Holding AG (Switzerland)[1]	28,740	445,862
Greenhill & Co., Inc.	1,580	69,583
Lazard Ltd. - Class A (Bermuda)	3,570	119,952
State Street Corp.	176,420	7,316,137

		29,742,992

Commercial Banks - 0.78%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	25,790	268,732

4

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
Banco Santander S.A. (Spain)[1]	393,660	$4,143,402
Banco Santander S.A. - ADR (Spain)	35,980	367,356
Barclays plc - ADR (United Kingdom)	4,940	71,926
BNP Paribas S.A. (France)[1]	2,040	132,302
CIT Group, Inc.*	7,700	305,998
Credit Agricole S.A. (France)[1]	4,505	55,304
First Commonwealth Financial Corp	108,150	555,891
First Financial Bancorp	20,170	322,922
HSBC Holdings plc (United Kingdom)[1]	32,900	320,751
HSBC Holdings plc - ADR (United Kingdom)	7,732	377,863
ICICI Bank Ltd. - ADR (India)	6,650	309,691
Societe Generale - ADR (France)[3]	8,880	87,468
Standard Chartered plc (United Kingdom)[1]	9,470	241,237
U.S. Bancorp	16,870	439,632
Wells Fargo & Co.	17,330	484,200

		8,484,675

Consumer Finance - 0.93%
American Express Co.	112,180	5,613,487
Discover Financial Services	176,730	4,526,055

		10,139,542

Diversified Financial Services - 0.25%
Bank of America Corp.	21,820	211,872
Bolsas y Mercados Espanoles S.A. (Spain)[1]	9,450	270,640
CME Group, Inc.	1,550	448,245
Deutsche Boerse AG (Germany)*[1]	9,580	711,404
ING Groep N.V. (Netherlands)*[1]	4,775	51,241
JPMorgan Chase & Co.	14,900	602,705
MarketAxess Holdings, Inc.	15,000	391,950

		2,688,057

Insurance - 0.36%
Allianz SE (Germany)[1]	9,880	1,287,517
The Allstate Corp.	17,600	487,872
AXA S.A. (France)[1]	4,080	76,333
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	10,000	127,027
Mapfre S.A. (Spain)[1]	265,800	942,078
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	520,188
Zurich Financial Services AG (Switzerland)[1]	2,280	542,190

		3,983,205

Real Estate Investment Trusts (REITS) - 1.13%
Alexandria Real Estate Equities, Inc.	4,240	347,680

5

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Alstria Office REIT AG (Germany)[1]	38,200	$556,582
American Assets Trust, Inc.	4,950	108,851
American Campus Communities, Inc.	11,510	428,402
Apartment Investment & Management Co. - Class A	14,110	385,203
Associated Estates Realty Corp.	5,940	107,811
AvalonBay Communities, Inc.	2,130	285,825
BioMed Realty Trust, Inc.	37,810	741,832
Boston Properties, Inc.	3,730	400,453
British Land Co. plc (United Kingdom)[1]	27,260	260,748
Camden Property Trust	4,370	293,096
Cedar Shopping Centers, Inc.	41,790	207,278
Cogdell Spencer, Inc.	38,020	226,599
Coresite Realty Corp.	7,200	121,248
Corporate Office Properties Trust	21,130	656,509
DiamondRock Hospitality Co.	19,050	194,691
Digital Realty Trust, Inc.	9,330	571,089
DuPont Fabros Technology, Inc.	18,900	481,761
Education Realty Trust, Inc.	16,460	144,519
Equity Lifestyle Properties, Inc.	4,600	299,736
Equity One, Inc.	4,860	94,284
Equity Residential	4,640	286,845
General Growth Properties, Inc.	13,860	232,987
HCP, Inc.	8,230	302,288
Health Care REIT, Inc.	6,460	340,959
Healthcare Realty Trust, Inc.	2,740	53,704
Home Properties, Inc.	7,390	484,193
Host Hotels & Resorts, Inc.	21,164	335,449
Kimco Realty Corp.	8,290	157,759
Land Securities Group plc (United Kingdom)[1]	9,640	134,696
LaSalle Hotel Properties	3,840	96,038
LTC Properties, Inc.	3,850	104,527
Mack-Cali Realty Corp.	3,590	119,439
Morguard Real Estate Investment Trust (Canada)	6,740	110,258
National Retail Properties, Inc.	7,560	189,680
Pebblebrook Hotel Trust	16,040	317,111
Public Storage	2,870	343,338
Realty Income Corp.	5,880	190,865
Simon Property Group, Inc.	4,880	588,089
Sovran Self Storage, Inc.	7,990	323,995
Sunstone Hotel Investors, Inc.*	24,880	221,681
Tanger Factory Outlet Centers	4,110	112,820
UDR, Inc.	11,180	294,146

6

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
U-Store-It Trust	10,160	$108,204

		12,363,268

Real Estate Management & Development - 0.00%**
Thomas Properties Group, Inc.*	12,800	41,600

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	8,370	248,102

Total Financials		67,691,441

Health Care - 6.46%
Biotechnology - 0.29%
Cangene Corp. (Canada)*	30,000	49,296
Dendreon Corp.*	12,900	476,010
Exact Sciences Corp.*	38,520	328,961
Intercell AG (Austria)*[1]	75,290	304,101
Momenta Pharmaceuticals, Inc.*	29,000	512,140
Myriad Genetics, Inc.*	27,160	577,693
Swedish Orphan Biovitrum AB (Sweden)*[1]	85,000	309,391
United Therapeutics Corp.*	11,500	659,870

		3,217,462

Health Care Equipment & Supplies - 2.91%
Abaxis, Inc.*	28,140	667,481
Alere, Inc.*	46,300	1,365,387
Becton, Dickinson and Co.	70,480	5,892,833
BioMerieux (France)[1]	14,580	1,612,376
Boston Scientific Corp.*	1,603,990	11,484,568
Cochlear Ltd. (Australia)[1]	17,540	1,364,830
DexCom, Inc.*	81,120	1,150,282
Endologix, Inc.*	67,350	611,538
Gen-Probe, Inc.*	23,450	1,419,897
Getinge AB - Class B (Sweden)[1]	6,300	169,915
HeartWare International, Inc.*	11,420	758,745
Insulet Corp.*	72,330	1,422,008
Mindray Medical International Ltd. - ADR (China)	10,830	293,276
Quidel Corp.*	66,180	990,053
Sirona Dental Systems, Inc.*	12,740	644,389
Straumann Holding AG (Switzerland)[1]	6,370	1,450,831
Thoratec Corp.*	15,780	531,628

		31,830,037

Health Care Providers & Services - 0.66%
Amil Participacoes S.A. (Brazil)	34,230	386,256

7

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Assisted Living Concepts, Inc. - Class A	26,400	$413,688
Bio-Reference Laboratories, Inc.*	26,830	534,990
Brookdale Senior Living, Inc.*	59,790	1,278,908
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	108,540	137,539
Capital Senior Living Corp.*	56,000	492,240
China Cord Blood Corp. (Hong Kong)*	80,000	280,000
Cross Country Healthcare, Inc.*	75,340	520,599
Odontoprev S.A. (Brazil)	39,210	662,159
Sonic Healthcare Ltd. (Australia)[1]	140,860	1,880,991
Sunrise Senior Living, Inc.*	75,870	669,173

		7,256,543

Health Care Technology - 1.21%
Allscripts Healthcare Solutions, Inc.*	26,500	480,975
Cerner Corp.*	191,358	12,723,393

		13,204,368

Life Sciences Tools & Services - 0.87%
Lonza Group AG (Switzerland)[1]	9,060	771,645
QIAGEN N.V. (Netherlands)*	395,910	6,706,715
QIAGEN N.V. (Netherlands)*[1]	4,900	82,417
Sequenom, Inc.*	150,990	1,065,989
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	54,460	848,487

		9,475,253

Pharmaceuticals - 0.52%
AstraZeneca plc (United Kingdom)[1]	1,890	91,833
AstraZeneca plc - ADR (United Kingdom)	11,950	579,695
Bayer AG (Germany)[1]	9,575	766,005
GlaxoSmithKline plc (United Kingdom)[1]	12,270	273,560
Green Cross Corp. (South Korea)[1]	5,640	920,344
Kalbe Farma Tbk PT (Indonesia)[1]	1,789,000	730,988
Optimer Pharmaceuticals, Inc.*	41,110	434,944
Sanofi (France)[1]	1,960	152,294
Shire plc (Ireland)[1]	16,965	588,830
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	114,475
UCB S.A. (Belgium)[1]	21,810	1,003,109

		5,656,077

Total Health Care		70,639,740

Industrials - 4.49%
Aerospace & Defense - 0.72%
The Boeing Co.	109,320	7,703,780

8

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace & Defense (continued)
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,190	$214,618

		7,918,398

Air Freight & Logistics - 0.93%
Atlas Air Worldwide Holdings, Inc.*	2,830	148,264
FedEx Corp.	43,640	3,791,443
PostNL N.V. (Netherlands)[1]	25,340	197,858
TNT Express N.V. (Netherlands)*[1]	25,340	256,699
United Parcel Service, Inc. - Class B	83,175	5,757,374

		10,151,638

Airlines - 0.74%
Copa Holdings S.A. - Class A (Panama)	4,200	275,562
Deutsche Lufthansa AG (Germany)[1]	15,825	318,590
Ryanair Holdings plc - ADR (Ireland)	20,830	566,368
Southwest Airlines Co.	678,815	6,760,997
US Airways Group, Inc.*	34,650	216,216

		8,137,733

Commercial Services & Supplies - 0.14%
Edenred (France)[1]	18,170	523,204
Interface, Inc. - Class A	4,760	76,255
Tomra Systems ASA (Norway)[1]	102,750	929,068

		1,528,527

Construction & Engineering - 0.01%
MYR Group, Inc.*	4,850	117,807

Electrical Equipment - 0.12%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	26,790	641,353
Alstom S.A. (France)[1]	8,380	441,142
Nexans S.A. (France)[1]	1,630	140,642
Prysmian S.p.A. (Italy)[1]	5,300	98,097

		1,321,234

Industrial Conglomerates - 0.11%
Siemens AG (Germany)[1]	9,700	1,239,726

Machinery - 0.62%
Astec Industries, Inc.*	4,530	169,966
FANUC Corp. (Japan)[1]	2,800	529,682
Flowserve Corp.	51,560	5,124,033
Graham Corp.	3,710	73,013
Meritor, Inc.*	8,510	114,885
Titan International, Inc.	8,050	203,424
Wabash National Corp.*	27,270	204,798

9

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Westport Innovations, Inc. (Canada)*	13,520	$346,653

		6,766,454

Marine - 0.03%
Baltic Trading Ltd.	10,880	59,731
D/S Norden (Denmark)[1]	6,410	211,031
Pacific Basin Shipping Ltd. (Bermuda)[1]	55,000	30,140

		300,902

Research & Consulting Services - 0.05%
Qualicorp S.A. (Brazil)*	51,680	483,526

Road & Rail - 1.01%
All America Latina Logistica S.A. (Brazil)	86,430	629,757
Heartland Express, Inc.	12,670	194,104
Knight Transportation, Inc.	11,570	182,112
Norfolk Southern Corp.	126,400	9,568,480
RailAmerica, Inc.*	31,860	474,077

		11,048,530

Transportation Infrastructure - 0.01%
Groupe Eurotunnel S.A. (France)[1]	9,600	102,328

Total Industrials		49,116,803

Information Technology - 10.92%
Communications Equipment - 2.82%
Alcatel-Lucent - ADR (France)*	154,300	624,915
Cisco Systems, Inc.	577,224	9,218,267
Infinera Corp.*	100,680	647,372
Qualcomm, Inc.	207,880	11,387,666
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	24,880	312,509
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	697,250	8,715,625

		30,906,354

Computers & Peripherals - 0.90%
Apple, Inc.*	1,210	472,481
EMC Corp.*	346,410	9,034,373
Immersion Corp.*	35,480	324,642

		9,831,496

Electronic Equipment, Instruments & Components - 0.08%
Hitachi Ltd. (Japan)[1]	90,000	554,981
Keyence Corp. (Japan)[1]	1,021	288,671

		843,652

10

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services - 2.03%
comScore, Inc.*	27,840	$607,190
Google, Inc. - Class A*	31,136	18,796,492
Liquidity Services, Inc.*	34,580	836,144
Velti plc (Ireland)*	28,550	471,361
VistaPrint N.V. (Netherlands)*	20,260	540,942
Yandex N.V. - Class A (Netherlands)*	10,360	362,289
Youku.com, Inc. - ADR (China)*	15,440	569,890

		22,184,308

IT Services - 3.28%
Amadeus IT Holding S.A. - Class A (Spain)[1]	22,830	459,436
Amdocs Ltd. (Guernsey)*	49,560	1,562,627
Cap Gemini S.A. (France)[1]	8,340	410,420
Cielo S.A. (Brazil)	26,032	725,811
Euronet Worldwide, Inc.*	36,700	629,772
Indra Sistemas S.A. (Spain)[1]	29,140	577,587
MasterCard, Inc. - Class A	37,200	11,280,900
Redecard S.A. (Brazil)	37,150	644,379
Visa, Inc. - Class A	123,490	10,563,335
The Western Union Co.	464,480	9,015,557

		35,869,824

Semiconductors & Semiconductor Equipment - 0.22%
Advantest Corp. (Japan)[1]	28,100	497,924
First Solar, Inc.*	1,960	231,731
Sumco Corp. (Japan)[1]	49,600	785,355
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,106	248,510
Tokyo Electron Ltd. (Japan)[1]	12,160	654,530

		2,418,050

Software - 1.59%
Autodesk, Inc.*	237,450	8,168,280
CommVault Systems, Inc.*	2,250	87,120
Electronic Arts, Inc.*	275,770	6,135,883
Misys plc (United Kingdom)[1]	29,898	194,050
RealD, Inc.*	34,720	537,466
RealPage, Inc.*	16,510	397,066
SAP AG (Germany)[1]	5,630	352,001
SolarWinds, Inc.*	30,990	666,595
SuccessFactors, Inc.*	12,700	342,900
Taleo Corp. - Class A*	14,910	493,521

		17,374,882

Total Information Technology		119,428,566

11

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Materials - 2.64%
Chemicals - 1.73%
Arkema S.A. (France)[1]	20	$1,951
BASF SE (Germany)[1]	5,690	513,873
Calgon Carbon Corp.*	21,105	314,253
Flotek Industries, Inc.*	17,290	163,045
Johnson Matthey plc (United Kingdom)[1]	9,620	320,648
Linde AG (Germany)[1]	2,980	534,044
Monsanto Co.	165,390	12,152,857
The Scotts Miracle-Gro Co. - Class A	3,070	154,912
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	11,500	620,329
Syngenta AG (Switzerland)[1]	13,030	4,147,902

		18,923,814

Construction Materials - 0.58%
CRH plc (Ireland)[1]	16,100	314,707
Eagle Materials, Inc.	13,160	327,026
Holcim Ltd. (Switzerland)[1]	2,450	167,985
Martin Marietta Materials, Inc.	22,160	1,675,739
Vulcan Materials Co.	112,340	3,852,139

		6,337,596

Containers & Packaging - 0.33%
Owens-Illinois, Inc.*	154,480	3,579,302

Total Materials		28,840,712

Telecommunication Services - 1.02%
Diversified Telecommunication Services - 0.95%
France Telecom S.A. (France)[1]	11,410	236,100
Swisscom AG - ADR (Switzerland)[3]	7,815	374,417
Telefonica S.A. - ADR (Spain)	37,580	838,786
Telenor ASA (Norway)[1]	510,310	8,528,909
Telenor ASA - ADR (Norway)[3]	8,880	444,266

		10,422,478

Wireless Telecommunication Services - 0.07%
SK Telecom Co. Ltd. - ADR (South Korea)	48,180	767,026

Total Telecommunication Services		11,189,504

Utilities - 0.11%
Electric Utilities - 0.04%
E.ON AG (Germany)[1]	14,270	393,470

Independent Power Producers & Energy Traders - 0.02%
GenOn Energy, Inc.*	44,687	173,832

Multi-Utilities - 0.03%
GDF Suez (France)[1]	3,795	124,100

12

Investment Portfolio - July 31, 2011 (unaudited)

	Shares/
Pro-Blend® Moderate Term Series	Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Multi-Utilities (continued)
National Grid plc (United Kingdom)[1]	20,900	$204,493

		328,593

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	278,487

Total Utilities		1,174,382

TOTAL COMMON STOCKS (Identified Cost $490,044,847)		536,253,123

PREFERRED STOCKS - 0.35%
Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)[1]	3,390	228,546

Financials - 0.33%
Commercial Banks - 0.09%
PNC Financial Services Group, Inc., Series K, 8.25%[4]	350,000	371,777
Wells Fargo & Co., Series K, 7.98%[4]	610,000	653,463

		1,025,240

Diversified Financial Services - 0.15%
Bank of America Corp., Series K, 8.00%[4]	650,000	669,441
JPMorgan Chase & Co., Series 1, 7.90%[4]	910,000	975,429

		1,644,870

Real Estate Investment Trusts (REITS) - 0.09%
Public Storage, Series Q, 6.50%	37,110	946,305

Total Financials		3,616,415

TOTAL PREFERRED STOCKS (Identified Cost $3,505,920)		3,844,961

CORPORATE BONDS - 29.11%
Convertible Corporate Bonds - 0.17%
Financials - 0.09%
Real Estate Investment Trusts (REITS) - 0.09%
BioMed Realty LP5 , 3.75%, 1/15/2030	$825,000	983,813

Health Care - 0.05%
Biotechnology - 0.04%
Amgen, Inc., 0.375%, 2/1/2013	400,000	400,500

13

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	$90,000	$91,237

Total Health Care		491,737

Information Technology - 0.03%
Computers & Peripherals - 0.03%
EMC Corp., 1.75%, 12/1/2013	215,000	358,244

Total Convertible Corporate Bonds (Identified Cost $1,710,893)		1,833,794

Non-Convertible Corporate Bonds - 28.94%
Consumer Discretionary - 3.29%
Auto Components - 0.06%
UCI International, Inc., 8.625%, 2/15/2019	625,000	640,625

Hotels, Restaurants & Leisure - 0.52%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp., 9.125%, 8/1/2018	245,000	264,906
International Game Technology, 7.50%, 6/15/2019	2,415,000	2,818,382
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	490,000	543,900
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	270,673
Wyndham Worldwide Corp., 6.00%, 12/1/2016	805,000	873,955
Yum! Brands, Inc., 3.875%, 11/1/2020	960,000	961,585

		5,733,401

Household Durables - 0.65%
Fortune Brands, Inc., 5.375%, 1/15/2016	1,295,000	1,422,828
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	1,923,676
Tupperware Brands Corp.[5] , 4.75%, 6/1/2021	3,750,000	3,801,559

		7,148,063

Media - 1.14%
Cablevision Systems Corp., 8.625%, 9/15/2017	700,000	773,500
Columbus International, Inc. (Barbados)[5] , 11.50%, 11/20/2014	210,000	235,784
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,740,000	1,901,056
Discovery Communications LLC, 5.05%, 6/1/2020	1,715,000	1,880,748
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[5] , 7.50%, 3/15/2019	310,000	319,300
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	545,000	601,544
NBC Universal Media LLC[5] , 5.15%, 4/30/2020	1,940,000	2,110,111
Sirius XM Radio, Inc.[5] , 9.75%, 9/1/2015	555,000	616,050
Time Warner, Inc., 4.75%, 3/29/2021	1,435,000	1,508,336
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5] , 8.125%, 12/1/2017	535,000	575,125
UPCB Finance III Ltd. (Cayman Islands)[5] , 6.625%, 7/1/2020	1,010,000	1,012,525

14

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	$535,000	$597,863
XM Satellite Radio, Inc.[5] , 7.625%, 11/1/2018	300,000	318,000

		12,449,942

Multiline Retail - 0.09%
Target Corp., 6.00%, 1/15/2018	790,000	932,958

Specialty Retail - 0.68%
AutoZone, Inc., 4.00%, 11/15/2020	1,955,000	1,943,962
DirectBuy Holdings, Inc.[5] , 12.00%, 2/1/2017	660,000	270,600
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,844,304
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	738,563
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	954,684
Rent-A-Center, Inc., 6.625%, 11/15/2020	810,000	820,125
Toys R Us Property Co. II, LLC, 8.50%, 12/1/2017	835,000	893,450

		7,465,688

Textiles, Apparel & Luxury Goods - 0.15%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	880,000	844,800
VF Corp., 5.95%, 11/1/2017	640,000	755,212

		1,600,012

Total Consumer Discretionary		35,970,689

Consumer Staples - 0.41%
Beverages - 0.20%
CEDC Finance Corp. International, Inc.[5] , 9.125%, 12/1/2016	605,000	529,375
Constellation Brands, Inc., 8.375%, 12/15/2014	610,000	699,975
Constellation Brands, Inc., 7.25%, 9/1/2016	620,000	683,550
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	246,209

		2,159,109

Food & Staples Retailing - 0.03%
The Kroger Co., 6.75%, 4/15/2012	315,000	327,913

Food Products - 0.10%
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,123,818

Personal Products - 0.08%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	790,000	859,125

Total Consumer Staples		4,469,965

Energy - 2.01%
Energy Equipment & Services - 1.04%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,085,000	1,395,432

15

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Calfrac Holdings LP5 , 7.50%, 12/1/2020	$655,000	$674,650
Complete Production Services, Inc., 8.00%, 12/15/2016	890,000	934,500
Schlumberger Oilfield plc (United Kingdom)[5] , 4.20%, 1/15/2021	905,000	947,934
SESI LLC[5] , 6.375%, 5/1/2019	565,000	569,237
Thermon Industries, Inc., 9.50%, 5/1/2017	536,000	581,560
Trinidad Drilling Ltd. (Canada)[5] , 7.875%, 1/15/2019	655,000	687,750
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	4,175,000	5,588,964

		11,380,027

Oil, Gas & Consumable Fuels - 0.97%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,100,000	2,421,016
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	557,200
Arch Coal, Inc.[5] , 7.00%, 6/15/2019	275,000	288,062
Arch Western Finance LLC, 6.75%, 7/1/2013	303,000	304,894
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5] , 9.00%, 4/1/2015	208,000	226,200
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5] , 10.875%, 4/1/2017	215,000	246,712
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	730,000	793,875
Hess Corp., 5.60%, 2/15/2041	1,830,000	1,873,569
Linn Energy LLC - Linn Energy Finance Corp.[5] , 7.75%, 2/1/2021	560,000	596,400
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	605,000	643,569
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	483,000
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	525,000	559,781
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	492,900
Tesoro Corp., 9.75%, 6/1/2019	485,000	550,475
Whiting Petroleum Corp., 7.00%, 2/1/2014	515,000	552,981

		10,590,634

Total Energy		21,970,661

Financials - 13.94%
Capital Markets - 3.40%
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	4,978,531
Credit Suisse AG (Switzerland)[5] , 2.60%, 5/27/2016	5,710,000	5,768,596
GFI Group, Inc.[5] , 8.375%, 7/19/2018	555,000	555,000
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	759,995
Goldman Sachs Capital II6 , 5.793%, 6/1/2043	1,215,000	959,850
The Goldman Sachs Group, Inc.[7] , 3.25%, 6/15/2012	8,228,000	8,436,827
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	980,477

16

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	$4,285,000	$4,443,802
Jefferies Group, Inc., 8.50%, 7/15/2019	1,435,000	1,725,266
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,398,802
Morgan Stanley, 5.55%, 4/27/2017	687,000	737,101
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,411,554
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	2,000,198

		37,155,999

Commercial Banks - 4.41%
Bank of Nova Scotia (Canada)[5] , 1.45%, 7/26/2013	1,620,000	1,640,323
Bank of Nova Scotia (Canada)[5] , 1.65%, 10/29/2015	4,045,000	4,041,190
Barclays Bank plc (United Kingdom)[5] , 2.50%, 9/21/2015	4,045,000	4,061,823
BNP Paribas Home Loan Covered Bonds S.A. (France)[5] , 2.20%, 11/2/2015	4,045,000	4,010,994
Household Finance Co., 6.375%, 11/27/2012	1,250,000	1,332,621
HSBC Finance Corp., 7.00%, 5/15/2012	575,000	602,298
Intesa Sanpaolo S.p.A. (Italy)[5] , 6.50%, 2/24/2021	1,950,000	2,018,188
KeyBank National Association[7] , 3.20%, 6/15/2012	3,506,000	3,595,652
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,482,116
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	2,393,607
National City Corp., 6.875%, 5/15/2019	820,000	958,172
PNC Bank National Association, 5.25%, 1/15/2017	545,000	600,518
PNC Funding Corp.[7] , 2.30%, 6/22/2012	3,600,000	3,665,326
Royal Bank of Canada (Canada)[5] , 3.125%, 4/14/2015	3,560,000	3,755,273
Santander Issuances S.A. Unipersonal (Spain)[5] , 5.911%, 6/20/2016	1,800,000	1,859,272
Societe Generale S.A. (France)[5] , 5.75%, 4/20/2016	1,940,000	1,960,677
The Toronto-Dominion Bank (Canada)[5] , 2.20%, 7/29/2015	4,045,000	4,141,158
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	315,000
USB Capital XIII Trust, 6.625%, 12/15/2039	535,000	558,524
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,406,435
Wells Fargo & Co.[7] , 3.00%, 12/9/2011	3,458,000	3,492,563
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	348,215

		48,239,945

Consumer Finance - 0.87%
American Express Co., 8.125%, 5/20/2019	5,465,000	7,015,519
American Express Co.[6] , 6.80%, 9/1/2066	950,000	978,500
Credit Acceptance Corp., 9.125%, 2/1/2017	785,000	832,100
Discover Financial Services, 10.25%, 7/15/2019	545,000	715,944

		9,542,063

Diversified Financial Services - 3.04%
Bank of America Corp., 5.75%, 8/15/2016	980,000	1,036,055

17

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Bank of America Corp., 7.625%, 6/1/2019	$4,455,000	$5,250,890
Bank of America Corp.[8] , 5.13%, 2/24/2026	940,000	929,331
Citigroup Funding, Inc.[7] , 1.875%, 10/22/2012	11,088,000	11,296,565
Citigroup, Inc.[7] , 2.875%, 12/9/2011	3,506,000	3,538,820
Citigroup, Inc., 8.50%, 5/22/2019	4,520,000	5,680,157
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,300,876
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,247,668

		33,280,362

Insurance - 0.27%
American International Group, Inc., 4.25%, 5/15/2013	485,000	501,039
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,815,000	1,962,140
Hartford Financial Services Group, Inc.[6] , 8.125%, 6/15/2038	485,000	516,525

		2,979,704

Real Estate Investment Trusts (REITS) - 1.95%
BioMed Realty LP, 3.85%, 4/15/2016	950,000	973,030
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,447,826
Boston Properties LP, 5.625%, 11/15/2020	410,000	453,475
Camden Property Trust, 5.70%, 5/15/2017	705,000	790,463
Digital Realty Trust LP, 5.875%, 2/1/2020	4,750,000	5,112,035
DuPont Fabros Technology LP, 8.50%, 12/15/2017	505,000	552,975
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,202,837
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,121,576
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	945,709
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	738,374
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	425,000	454,219
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,494,002

		21,286,521

Total Financials		152,484,594

Health Care - 1.33%
Biotechnology - 0.48%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,675,335
STHI Holding Corp.[5] , 8.00%, 3/15/2018	600,000	615,000

		5,290,335

Health Care Equipment & Supplies - 0.36%
Alere, Inc., 7.875%, 2/1/2016	560,000	572,600
Alere, Inc., 9.00%, 5/15/2016	490,000	510,212
CR Bard, Inc., 4.40%, 1/15/2021	905,000	962,322
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	785,000	839,950

18

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Fresenius US Finance II, Inc.[5] , 9.00%, 7/15/2015	$975,000	$1,106,625

		3,991,709

Health Care Providers & Services - 0.25%
BioScrip, Inc., 10.25%, 10/1/2015	425,000	444,125
HCA, Inc., 7.875%, 2/15/2020	765,000	828,113
HCA, Inc., 6.50%, 2/15/2020	165,000	167,475
Health Management Associates, Inc., 6.125%, 4/15/2016	690,000	714,150
LifePoint Hospitals, Inc., 6.625%, 10/1/2020	560,000	571,900

		2,725,763

Pharmaceuticals - 0.24%
Abbott Laboratories, 5.125%, 4/1/2019	980,000	1,109,867
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,275,000	1,460,507

		2,570,374

Total Health Care		14,578,181

Industrials - 4.09%
Aerospace & Defense - 0.20%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,416,239
Ducommun, Inc.[5] , 9.75%, 7/15/2018	570,000	585,675
GeoEye, Inc., 9.625%, 10/1/2015	170,000	194,225

		2,196,139

Air Freight & Logistics - 0.13%
Aguila 3 S.A. (Luxembourg)[5] , 7.875%, 1/31/2018	705,000	712,050
FedEx Corp., 8.00%, 1/15/2019	570,000	731,178

		1,443,228

Airlines - 0.40%
Continental Airlines, Inc.[5] , 6.75%, 9/15/2015	560,000	567,700
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	340,000	342,550
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	313,959	325,356
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	515,000	489,250
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	278,400
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,120,493
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,257,528

		4,381,277

19

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 0.13%
Building Materials Corp. of America[5] , 6.875%, 8/15/2018	$345,000	$355,350
Building Materials Corp. of America[5] , 7.50%, 3/15/2020	215,000	226,825
Owens Corning, 9.00%, 6/15/2019	690,000	841,332

		1,423,507

Commercial Services & Supplies - 0.27%
Clean Harbors, Inc., 7.625%, 8/15/2016	427,000	453,687
Garda World Security Corp. (Canada)[5] , 9.75%, 3/15/2017	430,000	453,650
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,063,206

		2,970,543

Industrial Conglomerates - 1.99%
GE Capital Trust I6 , 6.375%, 11/15/2067	690,000	703,800
General Electric Capital Corp.[7] , 3.00%, 12/9/2011	3,518,000	3,553,388
General Electric Capital Corp.[7] , 2.125%, 12/21/2012	8,208,000	8,399,681
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	373,943
General Electric Capital Corp., 5.50%, 1/8/2020	3,950,000	4,336,859
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	970,000	1,104,420
General Electric Co., 5.25%, 12/6/2017	550,000	619,673
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,201,083
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	1,350,000	1,441,841

		21,734,688

Machinery - 0.50%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,869,834
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	372,158
Dynacast International LLC - Dynacast Finance, Inc.[5] , 9.25%, 7/15/2019	830,000	849,712
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	140,116
John Deere Capital Corp., 5.75%, 9/10/2018	1,895,000	2,228,336

		5,460,156

Marine - 0.11%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	1,145,000	1,162,175

Road & Rail - 0.36%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,305,000	2,361,664
Union Pacific Corp., 5.65%, 5/1/2017	815,000	939,853
Union Pacific Corp., 7.875%, 1/15/2019	495,000	640,334

		3,941,851

Total Industrials		44,713,564

20

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology - 0.65%
Communications Equipment - 0.10%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	$530,000	$478,325
EH Holding Corp.[5] , 6.50%, 6/15/2019	570,000	586,387

		1,064,712

Computers & Peripherals - 0.22%
Dell, Inc., 5.875%, 6/15/2019	1,250,000	1,438,359
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	936,679

		2,375,038

Electronic Equipment, Instruments & Components - 0.10%
Corning, Inc., 6.625%, 5/15/2019	460,000	547,739
CPI International Acquisition, Inc.[5] , 8.00%, 2/15/2018	580,000	551,000

		1,098,739

IT Services - 0.13%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,456,919

Semiconductors & Semiconductor Equipment - 0.10%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	360,000	382,500
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	170,000	178,925
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	465,000	514,987

		1,076,412

Total Information Technology		7,071,820

Materials - 2.17%
Chemicals - 0.24%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	1,185,000	1,406,256
Ferro Corp., 7.875%, 8/15/2018	560,000	589,400
Rhodia S.A. (France)[5] , 6.875%, 9/15/2020	575,000	671,313

		2,666,969

Containers & Packaging - 0.10%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5] , 8.75%, 5/15/2018	480,000	460,800
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5] , 7.125%, 4/15/2019	615,000	598,087

		1,058,887

Metals & Mining - 1.35%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,311,746
Alcoa, Inc., 5.87%, 2/23/2022	210,000	223,365
Allegheny Technologies, Inc., 5.95%, 1/15/2021	895,000	982,919
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,900,000	1,946,383

21

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	$1,145,000	$1,406,590
Calcipar S.A. (Luxembourg)[5] , 6.875%, 5/1/2018	850,000	856,375
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	4,750,000	5,334,720
FMG Resources August 2006 Pty. Ltd. (Australia)[5] , 6.875%, 2/1/2018	580,000	603,200
Mirabela Nickel Ltd. (Australia)[5] , 8.75%, 4/15/2018	580,000	584,350
Steel Dynamics, Inc., 7.75%, 4/15/2016	530,000	560,475

		14,810,123

Paper & Forest Products - 0.48%
Georgia-Pacific LLC[5] , 8.25%, 5/1/2016	720,000	819,525
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,349,555
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,459,878
Longview Fibre Paper & Packaging, Inc.[5] , 8.00%, 6/1/2016	570,000	584,250

		5,213,208

Total Materials		23,749,187

Telecommunication Services - 0.68%
Diversified Telecommunication Services - 0.32%
Inmarsat Finance plc (United Kingdom)[5] , 7.375%, 12/1/2017	785,000	833,081
Intelsat Jackson Holdings S.A. (Luxembourg)[5] , 7.25%, 4/1/2019	860,000	870,750
Verizon Communications, Inc., 3.00%, 4/1/2016	955,000	995,637
Wind Acquisition Finance S.A. (Luxembourg)[5] , 11.75%, 7/15/2017	460,000	510,025
Wind Acquisition Finance S.A. (Luxembourg)[5] , 7.25%, 2/15/2018	280,000	279,300

		3,488,793

Wireless Telecommunication Services - 0.36%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5] , 7.75%, 5/1/2017	1,070,000	1,170,312
Crown Castle Towers LLC[5] , 6.113%, 1/15/2020	1,040,000	1,161,386
Crown Castle Towers LLC[5] , 4.883%, 8/15/2020	333,000	343,634
NII Capital Corp., 8.875%, 12/15/2019	585,000	643,500
SBA Tower Trust[5] , 5.101%, 4/15/2017	575,000	596,562

		3,915,394

Total Telecommunication Services		7,404,187

Utilities - 0.37%
Electric Utilities - 0.25%
Allegheny Energy Supply Co. LLC[5] , 5.75%, 10/15/2019	705,000	767,189
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	771,030
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	187,188
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	982,828

		2,708,235

22

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Gas Utilities - 0.06%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	$650,000	$627,250

Independent Power Producers & Energy Traders - 0.06%
The AES Corp., 8.00%, 10/15/2017	565,000	610,200

Multi-Utilities - 0.00%**
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	55,424

Total Utilities		4,001,109

Total Non-Convertible Corporate Bonds (Identified Cost $301,905,069)		316,413,957

TOTAL CORPORATE BONDS (Identified Cost $303,615,962)		318,247,751

MUTUAL FUNDS - 0.62%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $6,136,585)	60,410	6,791,292

U.S. TREASURY SECURITIES - 1.57%
U.S. Treasury Notes - 1.57%
U.S. Treasury Note, 2.375%, 2/28/2015 (Identified Cost $16,183,978)	$16,270,000	17,196,576

ASSET-BACKED SECURITIES - 0.33%
FDIC Trust, Series 2011-R1, Class A5 , 2.672%, 7/25/2026	2,010,000	2,010,000
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A5 , 3.72%, 3/15/2023	520,000	525,200
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5] , 5.29%, 3/25/2016	335,000	370,709
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5] , 3.74%, 2/25/2017	690,000	723,305

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,554,749)		3,629,214

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.78%
Americold LLC Trust, Series 2010-ARTA, Class A1[5] , 3.847%, 1/14/2029	398,763	414,132
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6] , 5.921%, 5/10/2045	675,000	752,359
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,239,311

23

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	$830,000	$893,106
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6] , 5.903%, 9/11/2038	765,000	849,429
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	775,000	850,188
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5] , 3.759%, 4/15/2044	540,000	554,529
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6] , 5.922%, 3/15/2049	160,000	177,834
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6] , 5.943%, 6/10/2046	225,000	248,892
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5] , 3.156%, 7/10/2046	413,976	419,588
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5] , 3.742%, 11/10/2046	550,060	567,650
FREMF Mortgage Trust, Series 2011-K701, Class B5,6 , 4.437%, 7/25/2048	750,000	749,030
FREMF Mortgage Trust, Series 2011-K702, Class B5,6 , 4.936%, 4/25/2044	885,000	859,314
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6] , 6.074%, 7/10/2038	600,000	665,354
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5] , 3.849%, 12/10/2043	1,059,659	1,094,653
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6] , 5.455%, 1/12/2043	650,000	705,227
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6] , 5.373%, 12/15/2044	475,000	520,424
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6] , 6.074%, 4/15/2045	845,000	942,305
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6] , 6.067%, 6/15/2038	925,000	1,025,533
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5 , 3.913%, 6/25/2043	871,525	875,143
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6] , 5.414%, 7/12/2046	175,000	190,536
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[6] , 5.374%, 11/14/2042	125,000	136,269
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A6 , 5.230%, 9/15/2042	425,000	462,462
Morgan Stanley Capital I, Series 2011-C1, Class A2[5] , 3.884%, 9/15/2047	800,000	833,405
OBP Depositor LLC Trust, Series 2010-OBP, Class A5 , 4.646%, 7/15/2045	115,000	122,060
Vornado DP LLC, Series 2010-VNO, Class A2FX5 , 4.004%, 9/13/2028	350,000	346,362
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6] , 5.381%, 10/15/2044	225,000	246,289
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6] , 5.923%, 5/15/2043	215,000	239,561
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6] , 6.011%, 6/15/2045	850,000	947,951

24

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5] , 4.393%, 11/15/2043	$545,000	$556,198
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5] , 3.791%, 2/15/2044	940,000	977,593

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,075,339)		19,462,687

FOREIGN GOVERNMENT BONDS - 0.07%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,275,570)	EUR 980,000	766,184

U.S. GOVERNMENT AGENCIES - 15.65%
Mortgage-Backed Securities - 7.37%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$3,829,424	4,161,764
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	250,728	272,801
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	306,429	333,768
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,322,814	2,524,401
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	399,017	434,616
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	4,142,824	4,502,362
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	242,219	262,583
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	6,768,435	7,387,868
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,956,421	2,124,463
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	3,197,792	3,520,801
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	13,607,883	15,041,950
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	4,160,066	4,517,387
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	922,202	1,001,412
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	7,210,721	7,935,845
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,821,950	2,009,401
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,296,856	1,406,770
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	397,424	433,591
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	275,312	300,367
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	227,064	247,302
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	398,038	434,261
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	204,963	221,309
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	829,519	915,415
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	2,101,955	2,282,827
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	2,662,681	2,938,400
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,702,448	1,878,735
Freddie Mac Gold, Pool #G03696, 5.50%, 1/1/2038	1,566,818	1,701,641
Freddie Mac Gold, Pool #G04731, 5.50%, 4/1/2038	3,941,687	4,280,866
Freddie Mac Gold, Pool #G08273, 5.50%, 6/1/2038	3,968,859	4,304,174
Freddie Mac Gold, Pool #G05671, 5.50%, 8/1/2038	2,960,937	3,219,424

25

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
GNMA, Pool #286310, 9.00%, 2/15/2020	$1,106	$1,294
GNMA, Pool #263096, 9.50%, 3/15/2020	1,646	1,966

Total Mortgage-Backed Securities (Identified Cost $79,533,607)		80,599,764

Other Agencies - 8.28%
Fannie Mae, 3.00%, 9/16/2014	250,000	266,748
Fannie Mae, 2.625%, 11/20/2014	3,500,000	3,694,240
Fannie Mae, 4.375%, 10/15/2015	8,900,000	9,997,067
Fannie Mae, 1.625%, 10/26/2015	10,000,000	10,120,080
Fannie Mae, 6.25%, 5/15/2029	3,416,000	4,285,099
Federal Home Loan Bank, 1.375%, 5/28/2014	8,735,000	8,889,898
Freddie Mac, 2.875%, 2/9/2015	20,000,000	21,248,980
Freddie Mac, 4.75%, 11/17/2015	6,500,000	7,410,507
Freddie Mac, 5.25%, 4/18/2016	9,500,000	11,084,999
Freddie Mac, 6.25%, 7/15/2032	10,733,000	13,553,117

Total Other Agencies (Identified Cost $87,479,142)		90,550,735

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $167,012,749)		171,150,499

SHORT-TERM INVESTMENTS - 1.51%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.03%, (Identified Cost $16,469,055)	16,469,055	16,469,055

TOTAL INVESTMENTS - 100.03% (Identified Cost $1,026,874,754)		1,093,811,342
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(324,152)

NET ASSETS - 100%		$1,093,487,190

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JULY 31, 201110 :

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
8/26/2011	EUR 760,000	$1,091,550	$1,091,360	$190

ADR - American Depository Receipt

EUR- Euro Currency

NVDR - Non-Voting Depository Receipt

26

Investment Portfolio - July 31, 2011 (unaudited)

*	Non-income producing security
**	Less than 0.01%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	The rate shown is fixed as of July 31, 2011; the rate becomes floating in 2049.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $79,140,665, or 7.24%, of the Series’ net assets as of July 31, 2011.

[6]	The coupon rate is floating and is the stated rate as of July 31, 2011.
[7]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[8]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2011.
[9]	Rate shown is the current yield as of July 31, 2011.
[10]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,027,510,629
Unrealized appreciation	$89,398,144
Unrealized depreciation	(23,097,431)

Net unrealized appreciation	$66,300,713

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Investment Portfolio - July 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$72,223,351	$66,403,210	$5,820,141	$—
Consumer Staples	73,764,237	51,039,653	22,724,584	—
Energy	42,184,387	40,873,413	1,310,974	—
Financials	67,691,441	56,632,949	11,058,492	—
Health Care	70,639,740	57,914,266	12,725,474	—
Industrials	49,116,803	43,883,978	5,232,825	—
Information Technology	119,428,566	114,341,102	5,087,464	—
Materials	28,840,712	22,219,273	6,621,439	—
Telecommunication Services	11,189,504	1,605,812	9,583,692	—
Utilities	1,174,382	452,319	722,063	—
Preferred securities:
Consumer Staples	228,546	—	228,546	—
Financials	3,616,415	946,305	2,670,110	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	188,347,075	—	188,347,075	—
Corporate debt:				—
Consumer Discretionary	35,970,689	—	35,970,689	—
Consumer Staples	4,469,965	—	4,469,965	—
Energy	21,970,661	—	21,970,661	—
Financials	152,484,594	—	152,484,594	—
Health Care	14,578,181	—	14,578,181	—
Industrials	44,713,564	—	44,713,564	—
Information Technology	7,071,820	—	7,071,820	—
Materials	23,749,187	—	23,749,187	—
Telecommunication Services	7,404,187	—	7,404,187	—
Utilities	4,001,109	—	4,001,109	—
Convertible corporate debt:				—
Financials	983,813	—	983,813	—
Health Care	491,737	—	491,737	—
Information Technology	358,244	—	358,244	—
Asset-backed securities	3,629,214	—	3,629,214	—
Commercial mortgage-backed securities	19,462,687	—	19,462,687	—
Foreign Government bonds	766,184	—	766,184	—
Mutual funds	23,260,347	23,260,347	—	—
Other financial instruments**:
Forward foreign currency exchange contracts	190	—	190	—

Total assets:	1,093,811,532	479,572,627	614,238,905	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$1,093,811,532	$479,572,627	$614,238,905	$—

28

Investment Portfolio - July 31, 2011 (unaudited)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$787,918
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in	—
Transfers out	(787,918)

Balance as of July 31, 2011 (market value)	$—

*	Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of July 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

29

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS - 63.70%
Consumer Discretionary - 8.35%
Auto Components - 0.08%
Cooper Tire & Rubber Co.	12,680	$213,785
Hankook Tire Co. Ltd. (South Korea)[1]	17,860	726,287

		940,072

Automobiles - 0.66%
Suzuki Motor Corp. (Japan)[1]	13,300	308,042
Tesla Motors, Inc.*	12,170	342,829
Toyota Motor Corp. (Japan)[1]	7,200	293,933
Toyota Motor Corp. - ADR (Japan)	72,940	5,975,245
Yamaha Motor Co. Ltd. (Japan)[1]	34,000	659,146

		7,579,195

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	34,740	221,307

Diversified Consumer Services - 0.52%
Anhanguera Educacional Participacoes S.A. (Brazil)	6,190	119,142
Capella Education Co.*	61,380	2,623,995
Grand Canyon Education, Inc.*	10,720	164,981
Strayer Education, Inc.	25,000	3,041,250

		5,949,368

Hotels, Restaurants & Leisure - 0.94%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	2,800	61,488
Accor S.A. (France)[1]	5,040	221,816
Carnival Corp.	279,900	9,320,670
Ctrip.com International Ltd. - ADR (China)	15,000	691,500
Hyatt Hotels Corp. - Class A*	2,280	88,441
Intercontinental Hotels Group plc (United Kingdom)[1]	5,410	106,752
Thomas Cook Group plc (United Kingdom)[1]	98,980	106,190
TUI Travel plc (United Kingdom)[1]	56,260	179,553

		10,776,410

Household Durables - 0.12%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	127,913
DR Horton, Inc.	9,730	115,592
Lennar Corp. - Class A	11,650	206,089
LG Electronics, Inc. (South Korea)[1]	3,410	259,831
NVR, Inc.*	160	108,814
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	417,538
Toll Brothers, Inc.*	5,420	108,183

		1,343,960

Internet & Catalog Retail - 0.10%
Amazon.com, Inc.*	3,640	809,973

1

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Blue Nile, Inc.*	2,620	$110,983
Ocado Group plc (United Kingdom)*[1]	73,630	205,824

		1,126,780

Media - 5.60%
AMC Networks, Inc. - Class A*	197,560	7,347,256
Grupo Televisa S.A. - ADR (Mexico)	17,800	394,982
Imax Corp. (Canada)*	29,990	568,610
Liberty Global, Inc. - Class A*	192,480	8,045,664
Mediaset Espana Comunicacion S.A. (Spain)[1]	84,680	792,806
Mediaset S.p.A. (Italy)[1]	16,470	70,567
News Corp. - Class A	729,200	11,681,784
Reed Elsevier plc (United Kingdom)[1]	20,540	186,243
Reed Elsevier plc - ADR (United Kingdom)	7,379	268,596
Societe Television Francaise 1 (France)[1]	47,150	899,082
Time Warner, Inc.	520,190	18,289,880
The Walt Disney Co.	308,390	11,910,022
The Washington Post Co. - Class B	7,030	2,828,169
Wolters Kluwer N.V. (Netherlands)[1]	9,795	203,094
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	660,722

		64,147,477

Multiline Retail - 0.08%
Marks & Spencer Group plc (United Kingdom)[1]	52,450	297,227
Nordstrom, Inc.	3,210	161,014
PPR (France)[1]	2,230	412,126

		870,367

Specialty Retail - 0.20%
Chico’s FAS, Inc.	16,900	255,021
Dick’s Sporting Goods, Inc.*	14,770	546,490
The Finish Line, Inc. - Class A	12,670	269,871
Group 1 Automotive, Inc.	3,980	189,567
Inditex S.A. (Spain)[1]	2,600	235,100
KOMERI Co. Ltd. (Japan)[1]	7,100	211,933
Lumber Liquidators Holdings, Inc.*	13,520	212,399
Penske Automotive Group, Inc.	8,000	177,040
Sonic Automotive, Inc. - Class A	11,430	179,108

		2,276,529

2

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	5,220	$387,488

Total Consumer Discretionary		95,618,953

Consumer Staples - 8.89%
Beverages - 2.30%
Anheuser-Busch InBev N.V. (Belgium)[1]	198,860	11,445,346
Boston Beer Co., Inc. - Class A*	2,840	256,026
C&C Group plc (Ireland)[1]	57,090	290,397
Central European Distribution Corp.*	14,810	143,361
The Coca-Cola Co.	189,620	12,896,056
Diageo plc (United Kingdom)[1]	31,790	646,633
Heineken N.V. (Netherlands)[1]	6,220	368,044
Kirin Holdings Co. Ltd. (Japan)[1]	21,000	309,257

		26,355,120

Food & Staples Retailing - 1.74%
Carrefour S.A. (France)[1]	29,020	856,251
Casino Guichard-Perrachon S.A. (France)[1]	3,380	308,146
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	29,020	123,012
Koninklijke Ahold N.V. (Netherlands)[1]	25,560	340,343
The Kroger Co.	365,580	9,091,975
Safeway, Inc.	367,330	7,409,046
SUPERVALU, Inc.	33,330	286,638
Tesco plc (United Kingdom)[1]	229,210	1,439,750

		19,855,161

Food Products - 4.74%
Barry Callebaut AG (Switzerland)[1]	500	527,921
Danone S.A. (France)[1]	13,830	986,010
Flowers Foods, Inc.	11,340	248,573
General Mills, Inc.	318,270	11,887,385
Kellogg Co.	69,230	3,861,649
Kraft Foods, Inc. - Class A	362,400	12,459,312
Nestle S.A. (Switzerland)[1]	174,070	11,088,533
Suedzucker AG (Germany)[1]	7,300	257,394
Unilever plc - ADR (United Kingdom)	403,105	12,923,546

		54,240,323

Household Products - 0.09%
Reckitt Benckiser Group plc (United Kingdom)[1]	18,500	1,046,837

Personal Products - 0.02%
Beiersdorf AG (Germany)[1]	2,630	169,432

3

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products (continued)
Kao Corp. (Japan)[1]	3,000	$84,838

		254,270

Total Consumer Staples		101,751,711

Energy - 5.05%
Energy Equipment & Services - 3.65%
Baker Hughes, Inc.	194,560	15,055,053
Calfrac Well Services Ltd. (Canada)	13,400	509,241
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	16,800	564,180
ION Geophysical Corp.*	24,000	243,360
Key Energy Services, Inc.*	7,350	143,251
Petroleum Geo-Services ASA (Norway)*[1]	21,000	340,577
Schlumberger Ltd.	140,740	12,718,674
Trican Well Service Ltd. (Canada)	50,350	1,317,969
Weatherford International Ltd. (Switzerland)*	493,950	10,827,384

		41,719,689

Oil, Gas & Consumable Fuels - 1.40%
Cameco Corp. (Canada)	11,000	292,160
Hess Corp.	197,420	13,535,115
Paladin Energy Ltd. (Australia)*	89,970	256,129
Repsol YPF S.A. (Spain)[1]	6,190	195,222
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	338,657
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	676,843
Talisman Energy, Inc. (Canada)	24,520	446,541
Total S.A. (France)[1]	5,670	306,455

		16,047,122

Total Energy		57,766,811

Financials - 7.85%
Capital Markets - 3.68%
The Bank of New York Mellon Corp.[2]	717,650	18,020,192
The Charles Schwab Corp.	851,990	12,720,211
Daiwa Securities Group, Inc. (Japan)[1]	6,000	26,097
Evercore Partners, Inc. - Class A	6,150	174,845
GAM Holding AG (Switzerland)[1]	36,530	566,714
Greenhill & Co., Inc.	2,140	94,246
Lazard Ltd. - Class A (Bermuda)	4,820	161,952
State Street Corp.	251,160	10,415,605

		42,179,862

Commercial Banks - 0.99%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	35,280	367,618

4

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
Banco Santander S.A. (Spain)[1]	535,410	$5,635,368
Banco Santander S.A. - ADR (Spain)	41,850	427,289
Barclays plc - ADR (United Kingdom)	6,940	101,046
BNP Paribas S.A. (France)[1]	2,320	150,462
CIT Group, Inc.*	10,900	433,166
Credit Agricole S.A. (France)[1]	3,800	46,649
First Commonwealth Financial Corp.	149,370	767,762
First Financial Bancorp	28,300	453,083
HSBC Holdings plc (United Kingdom)[1]	40,950	399,233
HSBC Holdings plc - ADR (United Kingdom)	8,962	437,973
ICICI Bank Ltd. - ADR (India)	9,160	426,581
Societe Generale - ADR (France)[3]	12,410	122,239
Standard Chartered plc (United Kingdom)[1]	12,880	328,103
U.S. Bancorp	22,250	579,835
Wells Fargo & Co.	24,230	676,986

		11,353,393

Consumer Finance - 1.25%
American Express Co.	157,320	7,872,293
Discover Financial Services	250,560	6,416,842

		14,289,135

Diversified Financial Services - 0.30%
Bank of America Corp.	30,390	295,087
Bolsas y Mercados Espanoles S.A. (Spain)[1]	13,410	384,050
CME Group, Inc.	2,220	642,002
Deutsche Boerse AG (Germany)*[1]	11,140	827,248
ING Groep N.V. (Netherlands)*[1]	4,650	49,899
JPMorgan Chase & Co.	17,065	690,279
MarketAxess Holdings, Inc.	20,500	535,665

		3,424,230

Insurance - 0.46%
Allianz SE (Germany)[1]	12,520	1,631,550
The Allstate Corp.	24,610	682,189
AXA S.A. (France)[1]	4,550	85,126
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	20,000	254,054
Mapfre S.A. (Spain)[1]	366,670	1,299,592
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	583,644
Zurich Financial Services AG (Switzerland)[1]	2,910	692,005

		5,228,160

Real Estate Investment Trusts (REITS) - 1.14%
Alexandria Real Estate Equities, Inc.	4,350	356,700

5

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Alstria Office REIT AG (Germany)[1]	53,410	$778,196
American Assets Trust, Inc.	5,200	114,348
American Campus Communities, Inc.	10,190	379,272
Apartment Investment & Management Co. - Class A	14,030	383,019
Associated Estates Realty Corp.	6,030	109,445
AvalonBay Communities, Inc.	2,220	297,902
BioMed Realty Trust, Inc.	32,740	642,359
Boston Properties, Inc.	5,250	563,640
British Land Co. plc (United Kingdom)[1]	15,450	147,783
Camden Property Trust	4,560	305,839
Cedar Shopping Centers, Inc.	43,770	217,099
Cogdell Spencer, Inc.	39,930	237,983
Coresite Realty Corp.	7,400	124,616
Corporate Office Properties Trust	20,930	650,295
DiamondRock Hospitality Co.	22,400	228,928
Digital Realty Trust, Inc.	9,520	582,719
DuPont Fabros Technology, Inc.	19,140	487,879
Education Realty Trust, Inc.	20,820	182,800
Equity Lifestyle Properties, Inc.	4,240	276,278
Equity One, Inc.	5,040	97,776
Equity Residential	4,840	299,209
General Growth Properties, Inc.	6,080	102,205
HCP, Inc.	6,890	253,070
Health Care REIT, Inc.	6,810	359,432
Healthcare Realty Trust, Inc.	2,870	56,252
Home Properties, Inc.	7,950	520,884
Host Hotels & Resorts, Inc.	19,494	308,980
Kimco Realty Corp.	8,710	165,751
Land Securities Group plc (United Kingdom)[1]	9,990	139,586
LaSalle Hotel Properties	8,535	213,460
LTC Properties, Inc.	4,080	110,772
Mack-Cali Realty Corp.	3,020	100,475
Mid-America Apartment Communities, Inc.	5,683	402,300
Morguard Real Estate Investment Trust (Canada)	6,880	112,548
National Retail Properties, Inc.	7,710	193,444
Pebblebrook Hotel Trust	13,740	271,640
Public Storage	2,580	308,645
Realty Income Corp.	6,000	194,760
Simon Property Group, Inc.	5,090	613,396
Sovran Self Storage, Inc.	8,460	343,053
Sunstone Hotel Investors, Inc.*	30,750	273,983
Tanger Factory Outlet Centers	4,410	121,055

6

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	11,670	$307,038
U-Store-It Trust	10,740	114,381

		13,051,195

Real Estate Management & Development - 0.00%**
Thomas Properties Group, Inc.*	12,980	42,185

Thrifts & Mortgage Finance - 0.03%
Aareal Bank AG (Germany)*[1]	11,235	333,026

Total Financials		89,901,186

Health Care - 8.19%
Biotechnology - 0.41%
Cangene Corp. (Canada)*	45,000	73,944
Dendreon Corp.*	17,700	653,130
Exact Sciences Corp.*	100,790	860,747
Intercell AG (Austria)*[1]	104,620	422,567
Momenta Pharmaceuticals, Inc.*	39,000	688,740
Myriad Genetics, Inc.*	37,300	793,371
Swedish Orphan Biovitrum AB (Sweden)*[1]	116,000	422,227
United Therapeutics Corp.*	15,000	860,700

		4,775,426

Health Care Equipment & Supplies - 3.70%
Abaxis, Inc.*	33,980	806,006
Alere, Inc.*	56,400	1,663,236
Becton, Dickinson and Co.	99,070	8,283,243
BioMerieux (France)[1]	20,140	2,227,246
Boston Scientific Corp.*	2,227,950	15,952,122
Cochlear Ltd. (Australia)[1]	21,680	1,686,974
DexCom, Inc.*	106,455	1,509,532
Endologix, Inc.*	93,000	844,440
Gen-Probe, Inc.*	29,300	1,774,115
Getinge AB - Class B (Sweden)[1]	8,700	234,644
HeartWare International, Inc.*	16,170	1,074,335
Insulet Corp.*	77,670	1,526,992
Mindray Medical International Ltd. - ADR (China)	15,040	407,283
Quidel Corp.*	82,390	1,232,554
Sirona Dental Systems, Inc.*	16,780	848,732
Straumann Holding AG (Switzerland)[1]	6,615	1,506,632
Thoratec Corp.*	22,320	751,961

		42,330,047

7

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 0.75%
Amil Participacoes S.A. (Brazil)	40,950	$462,085
Assisted Living Concepts, Inc. - Class A	36,200	567,254
Bio-Reference Laboratories, Inc.*	33,410	666,195
Brookdale Senior Living, Inc.*	74,960	1,603,394
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	125,000	158,397
Capital Senior Living Corp.*	76,000	668,040
China Cord Blood Corp. (Hong Kong)*	105,000	367,500
Odontoprev S.A. (Brazil)	53,210	898,585
Sonic Healthcare Ltd. (Australia)[1]	177,490	2,370,134
Sunrise Senior Living, Inc.*	95,600	843,192

		8,604,776

Health Care Technology - 1.56%
Allscripts Healthcare Solutions, Inc.*	31,520	572,088
Cerner Corp.*	259,506	17,254,554

		17,826,642

Life Sciences Tools & Services - 1.12%
Lonza Group AG (Switzerland)[1]	11,180	952,207
QIAGEN N.V. (Netherlands)*[1]	6,750	113,534
QIAGEN N.V. (Netherlands)*	555,159	9,404,393
Sequenom, Inc.*	186,250	1,314,925
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	65,550	1,021,269

		12,806,328

Pharmaceuticals - 0.65%
AstraZeneca plc (United Kingdom)[1]	2,540	123,415
AstraZeneca plc - ADR (United Kingdom)	16,540	802,355
Bayer AG (Germany)[1]	13,685	1,094,808
GlaxoSmithKline plc (United Kingdom)[1]	16,925	377,344
Green Cross Corp. (South Korea)[1]	7,130	1,163,484
Kalbe Farma Tbk PT (Indonesia)[1]	2,456,000	1,003,526
Optimer Pharmaceuticals, Inc.*	57,420	607,504
Sanofi (France)[1]	2,170	168,611
Shire plc (Ireland)[1]	21,165	734,606
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	143,094
UCB S.A. (Belgium)[1]	26,170	1,203,639

		7,422,386

Total Health Care		93,765,605

Industrials - 5.96%
Aerospace & Defense - 0.96%
The Boeing Co.	152,500	10,746,675

8

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace & Defense (continued)
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	8,720	$302,337

		11,049,012

Air Freight & Logistics - 1.22%
Atlas Air Worldwide Holdings, Inc.*	3,940	206,417
FedEx Corp.	60,490	5,255,371
PostNL N.V. (Netherlands)[1]	31,330	244,629
TNT Express N.V. (Netherlands)*[1]	31,330	317,379
United Parcel Service, Inc. - Class B	114,925	7,955,109

		13,978,905

Airlines - 0.96%
Copa Holdings S.A. - Class A (Panama)	4,590	301,150
Deutsche Lufthansa AG (Germany)[1]	19,235	387,241
Ryanair Holdings plc - ADR (Ireland)	21,190	576,156
Southwest Airlines Co.	944,820	9,410,407
US Airways Group, Inc.*	42,200	263,328

		10,938,282

Commercial Services & Supplies - 0.18%
Edenred (France)[1]	25,980	748,093
Interface, Inc. - Class A	6,620	106,052
Tomra Systems ASA (Norway)[1]	135,630	1,226,369

		2,080,514

Construction & Engineering - 0.01%
MYR Group, Inc.*	6,860	166,629

Electrical Equipment - 0.15%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	33,520	802,469
Alstom S.A. (France)[1]	11,070	582,749
Nexans S.A. (France)[1]	2,200	189,824
Prysmian S.p.A. (Italy)[1]	7,200	133,264

		1,708,306

Industrial Conglomerates - 0.14%
Siemens AG (Germany)[1]	12,280	1,569,467

Machinery - 0.88%
Astec Industries, Inc.*	5,520	207,110
FANUC Corp. (Japan)[1]	7,000	1,324,205
Flowserve Corp.	73,150	7,269,647
Graham Corp.	5,190	102,139
Meritor, Inc.*	10,550	142,425
Okano Valve Manufacturing Co. (Japan)[1]	11,000	47,241
Titan International, Inc.	11,080	279,992

9

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Wabash National Corp.*	33,330	$250,308
Westport Innovations, Inc. (Canada)*	19,240	493,314

		10,116,381

Marine - 0.04%
Baltic Trading Ltd.	15,120	83,009
D/S Norden (Denmark)[1]	8,840	291,032
Pacific Basin Shipping Ltd. (Bermuda)[1]	77,000	42,196

		416,237

Research & Consulting Services - 0.06%
Qualicorp S.A. (Brazil)*	71,480	668,778

Road & Rail - 1.31%
All America Latina Logistica S.A. (Brazil)	105,440	768,270
Heartland Express, Inc.	17,200	263,504
Knight Transportation, Inc.	14,100	221,934
Norfolk Southern Corp.	174,140	13,182,398
RailAmerica, Inc.*	36,120	537,466

		14,973,572

Transportation Infrastructure - 0.05%
Groupe Eurotunnel S.A. (France)[1]	9,500	101,262
Malaysia Airports Holdings Berhad (Malaysia)[1]	209,870	458,914

		560,176

Total Industrials		68,226,259

Information Technology - 14.48%
Communications Equipment - 3.72%
Alcatel-Lucent - ADR (France)*	192,270	778,693
Cisco Systems, Inc.	801,180	12,794,845
Infinera Corp.*	124,470	800,342
Qualcomm, Inc.	290,010	15,886,748
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	33,990	426,937
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	954,450	11,930,625

		42,618,190

Computers & Peripherals - 1.19%
Apple, Inc.*	1,450	566,196
EMC Corp.*	484,360	12,632,109
Immersion Corp.*	48,240	441,396

		13,639,701

Electronic Equipment, Instruments & Components - 0.10%
Hitachi Ltd. (Japan)[1]	126,000	776,974

10

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	1,463	$413,640

		1,190,614

Internet Software & Services - 2.60%
comScore, Inc.*	33,350	727,363
Google, Inc. - Class A*	42,290	25,530,050
Liquidity Services, Inc.*	35,210	851,378
Velti plc (Ireland)*	39,430	650,989
VistaPrint N.V. (Netherlands)*	24,930	665,631
Yandex N.V. - Class A (Netherlands)*	14,390	503,218
Youku.com, Inc. - ADR (China)*	21,420	790,612

		29,719,241

IT Services - 4.34%
Amadeus IT Holding S.A. - Class A (Spain)[1]	28,020	563,881
Amdocs Ltd. (Guernsey)*	60,120	1,895,584
Cap Gemini S.A. (France)[1]	10,090	496,540
Cielo S.A. (Brazil)	30,436	848,601
Euronet Worldwide, Inc.*	51,000	875,160
Indra Sistemas S.A. (Spain)[1]	40,270	798,196
MasterCard, Inc. - Class A	51,690	15,674,993
Redecard S.A. (Brazil)	44,820	777,418
Visa, Inc. - Class A	173,760	14,863,430
The Western Union Co.	660,460	12,819,529

		49,613,332

Semiconductors & Semiconductor Equipment - 0.26%
Advantest Corp. (Japan)[1]	39,600	701,701
First Solar, Inc.*	2,750	325,133
Sumco Corp. (Japan)[1]	61,500	973,777
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	27,422	338,936
Tokyo Electron Ltd. (Japan)[1]	12,000	645,918

		2,985,465

Software - 2.27%
Autodesk, Inc.*	329,935	11,349,764
CommVault Systems, Inc.*	3,100	120,032
Electronic Arts, Inc.*	468,890	10,432,803
Misys plc (United Kingdom)[1]	39,838	258,565
RealD, Inc.*	47,960	742,421
RealPage, Inc.*	23,080	555,074
SAP AG (Germany)[1]	7,670	479,547
SolarWinds, Inc.*	40,000	860,400
SuccessFactors, Inc.*	17,840	481,680

11

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Software (continued)
Taleo Corp. - Class A*	20,580	$681,198

		25,961,484

Total Information Technology		165,728,027

Materials - 3.46%
Chemicals - 2.27%
Arkema S.A. (France)[1]	67	6,536
BASF SE (Germany)[1]	7,970	719,783
Calgon Carbon Corp.*	22,965	341,949
Flotek Industries, Inc.*	23,530	221,888
Johnson Matthey plc (United Kingdom)[1]	13,560	451,973
Linde AG (Germany)[1]	4,170	747,303
Monsanto Co.	233,280	17,141,414
The Scotts Miracle-Gro Co. - Class A	2,670	134,728
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	11,900	641,906
Syngenta AG (Switzerland)[1]	17,700	5,634,525

		26,042,005

Construction Materials - 0.76%
CRH plc (Ireland)[1]	22,520	440,198
Eagle Materials, Inc.	16,510	410,273
Holcim Ltd. (Switzerland)[1]	3,450	236,551
Martin Marietta Materials, Inc.	30,070	2,273,893
Vulcan Materials Co.	154,340	5,292,319

		8,653,234

Containers & Packaging - 0.43%
Owens-Illinois, Inc.*	211,850	4,908,565

Total Materials		39,603,804

Telecommunication Services - 1.34%
Diversified Telecommunication Services - 1.25%
France Telecom S.A. (France)[1]	15,090	312,248
Swisscom AG - ADR (Switzerland)[3]	9,800	469,518
Telefonica S.A. - ADR (Spain)	51,840	1,157,069
Telenor ASA (Norway)[1]	703,010	11,749,541
Telenor ASA - ADR (Norway)[3]	12,530	626,876

		14,315,252

Wireless Telecommunication Services - 0.09%
SK Telecom Co. Ltd. - ADR (South Korea)	63,500	1,010,920

Total Telecommunication Services		15,326,172

12

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 0.13%
Electric Utilities - 0.04%
E.ON AG (Germany)[1]	17,750	$489,425

Independent Power Producers & Energy Traders - 0.02%
GenOn Energy, Inc.*	67,115	261,077

Multi-Utilities - 0.03%
GDF Suez (France)[1]	4,147	135,611
National Grid plc (United Kingdom)[1]	22,535	220,490

		356,101

Water Utilities - 0.04%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	397,570
Total Utilities		1,504,173

TOTAL COMMON STOCKS (Identified Cost $660,558,597)		729,192,701

PREFERRED STOCKS - 0.39%
Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)[1]	3,800	256,187

Financials - 0.37%
Commercial Banks - 0.12%
PNC Financial Services Group, Inc., Series K, 8.25%[4]	480,000	509,866
Wells Fargo & Co., Series K, 7.98%[4]	795,000	851,644

		1,361,510

Diversified Financial Services - 0.16%
Bank of America Corp., Series K, 8.00%[4]	845,000	870,274
JPMorgan Chase & Co., Series 1, 7.90%[4]	890,000	953,991

		1,824,265

Real Estate Investment Trusts (REITS) - 0.09%
Public Storage, Series Q, 6.50%	39,780	1,014,390
Total Financials		4,200,165

TOTAL PREFERRED STOCKS (Identified Cost $4,018,967)		4,456,352

CORPORATE BONDS - 21.23%
Convertible Corporate Bonds - 0.20%
Financials - 0.09%
Real Estate Investment Trusts (REITS) - 0.09%
BioMed Realty LP5 , 3.75%, 1/15/2030	$850,000	1,013,625

13

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Health Care - 0.06%
Biotechnology - 0.05%
Amgen, Inc., 0.375%, 2/1/2013	$635,000	$635,793

Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	141,925

Total Health Care		777,718

Information Technology - 0.05%
Computers & Peripherals - 0.05%
EMC Corp., 1.75%, 12/1/2013	335,000	558,194

Total Convertible Corporate Bonds (Identified Cost $2,170,762)		2,349,537

Non-Convertible Corporate Bonds - 21.03%
Consumer Discretionary - 2.71%
Auto Components - 0.05%
UCI International, Inc., 8.625%, 2/15/2019	635,000	650,875

Hotels, Restaurants & Leisure - 0.37%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp., 9.125%, 8/1/2018	250,000	270,313
International Game Technology, 7.50%, 6/15/2019	1,150,000	1,342,087
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	505,000	560,550
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	270,673
Wyndham Worldwide Corp., 6.00%, 12/1/2016	795,000	863,099
Yum! Brands, Inc., 3.875%, 11/1/2020	980,000	981,618

		4,288,340

Household Durables - 0.39%
Fortune Brands, Inc., 5.375%, 1/15/2016	1,265,000	1,389,867
Tupperware Brands Corp.[5] , 4.75%, 6/1/2021	3,000,000	3,041,247

		4,431,114

Media - 1.08%
Cablevision Systems Corp., 8.625%, 9/15/2017	715,000	790,075
Columbus International, Inc. (Barbados)[5] , 11.50%, 11/20/2014	295,000	331,220
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,330,000	1,453,106
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,480,472
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[5] , 7.50%, 3/15/2019	595,000	612,850
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	560,000	618,100
NBC Universal Media LLC[5] , 5.15%, 4/30/2020	2,055,000	2,235,195
Sirius XM Radio, Inc.[5] , 9.75%, 9/1/2015	470,000	521,700
Time Warner, Inc., 4.75%, 3/29/2021	1,480,000	1,555,635

14

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5] , 8.125%, 12/1/2017	$570,000	$612,750
UPCB Finance III Ltd. (Cayman Islands)[5] , 6.625%, 7/1/2020	1,035,000	1,037,588
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	565,000	631,387
XM Satellite Radio, Inc.[5] , 7.625%, 11/1/2018	425,000	450,500

		12,330,578

Multiline Retail - 0.09%
Target Corp., 6.00%, 1/15/2018	845,000	997,910

Specialty Retail - 0.56%
AutoZone, Inc., 4.00%, 11/15/2020	2,000,000	1,988,708
DirectBuy Holdings, Inc.[5] , 12.00%, 2/1/2017	675,000	276,750
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,393,220
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	1,012,546
Rent-A-Center, Inc., 6.625%, 11/15/2020	825,000	835,313
Toys R Us Property Co. II, LLC, 8.50%, 12/1/2017	865,000	925,550

		6,432,087

Textiles, Apparel & Luxury Goods - 0.17%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	910,000	873,600
VF Corp., 5.95%, 11/1/2017	880,000	1,038,417

		1,912,017

Total Consumer Discretionary		31,042,921

Consumer Staples - 0.41%
Beverages - 0.19%
CEDC Finance Corp. International, Inc.[5] , 9.125%, 12/1/2016	600,000	525,000
Constellation Brands, Inc., 8.375%, 12/15/2014	590,000	677,025
Constellation Brands, Inc., 7.25%, 9/1/2016	660,000	727,650
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	214,610

		2,144,285

Food & Staples Retailing - 0.05%
The Kroger Co., 6.75%, 4/15/2012	605,000	629,801

Food Products - 0.09%
Kraft Foods, Inc., 6.125%, 2/1/2018	895,000	1,058,755

Personal Products - 0.08%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	790,000	859,125

Total Consumer Staples		4,691,966

15

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 1.49%
Energy Equipment & Services - 0.51%
Baker Hughes, Inc., 7.50%, 11/15/2018	$725,000	$932,431
Calfrac Holdings LP5 , 7.50%, 12/1/2020	675,000	695,250
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	451,500
Schlumberger Oilfield plc (United Kingdom)[5] , 4.20%, 1/15/2021	400,000	418,976
SESI LLC[5] , 6.375%, 5/1/2019	600,000	604,500
Thermon Industries, Inc., 9.50%, 5/1/2017	561,000	608,685
Trinidad Drilling Ltd. (Canada)[5] , 7.875%, 1/15/2019	665,000	698,250
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,045,000	1,398,914

		5,808,506

Oil, Gas & Consumable Fuels - 0.98%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,690,000	1,948,342
Anadarko Petroleum Corp., 8.70%, 3/15/2019	580,000	760,414
Arch Coal, Inc.[5] , 7.00%, 6/15/2019	345,000	361,387
Arch Western Finance LLC, 6.75%, 7/1/2013	265,000	266,656
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5] , 9.00%, 4/1/2015	203,000	220,763
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5] , 10.875%, 4/1/2017	215,000	246,713
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	740,000	804,750
Hess Corp., 5.60%, 2/15/2041	1,670,000	1,709,759
Linn Energy LLC - Linn Energy Finance Corp.[5] , 7.75%, 2/1/2021	555,000	591,075
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	625,000	664,844
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	483,000
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	540,000	575,775
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	986,401
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	492,900
Tesoro Corp., 9.75%, 6/1/2019	495,000	561,825
Whiting Petroleum Corp., 7.00%, 2/1/2014	553,000	593,784

		11,268,388

Total Energy		17,076,894

Financials - 9.56%
Capital Markets - 2.54%
Credit Suisse AG (Switzerland)[5] , 2.60%, 5/27/2016	2,995,000	3,025,735
GFI Group, Inc.[5] , 8.375%, 7/19/2018	585,000	585,000
Goldman Sachs Capital I, 6.345%, 2/15/2034	1,020,000	975,087
Goldman Sachs Capital II6 , 5.793%, 6/1/2043	2,005,000	1,583,950
The Goldman Sachs Group, Inc.[7] , 3.25%, 6/15/2012	9,123,000	9,354,542

16

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	$885,000	$974,969
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,020,000	3,131,921
Jefferies Group, Inc., 8.50%, 7/15/2019	1,480,000	1,779,368
Morgan Stanley, 5.55%, 4/27/2017	2,425,000	2,601,848
Morgan Stanley, 5.50%, 1/26/2020	3,000,000	3,110,379
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	2,000,198

		29,122,997

Commercial Banks - 4.04%
Bank of Nova Scotia (Canada)[5] , 1.45%, 7/26/2013	2,150,000	2,176,972
Bank of Nova Scotia (Canada)[5] , 1.65%, 10/29/2015	5,370,000	5,364,941
Barclays Bank plc (United Kingdom)[5] , 2.50%, 9/21/2015	5,370,000	5,392,334
BNP Paribas Home Loan Covered Bonds S.A. (France)[5] , 2.20%, 11/2/2015	5,370,000	5,324,854
Household Finance Co., 6.375%, 11/27/2012	1,225,000	1,305,969
HSBC Finance Corp., 7.00%, 5/15/2012	700,000	733,232
Intesa Sanpaolo S.p.A. (Italy)[5] , 6.50%, 2/24/2021	2,065,000	2,137,209
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,448,935
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,136,732
National City Corp., 6.875%, 5/15/2019	1,465,000	1,711,855
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,140,433
Royal Bank of Canada (Canada)[5] , 3.125%, 4/14/2015	4,725,000	4,984,176
Santander Issuances S.A. Unipersonal (Spain)[5] , 5.911%, 6/20/2016	1,900,000	1,962,565
Societe Generale S.A. (France)[5] , 5.75%, 4/20/2016	2,055,000	2,076,902
The Toronto-Dominion Bank (Canada)[5] , 2.20%, 7/29/2015	5,370,000	5,497,656
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	575,000
USB Capital XIII Trust, 6.625%, 12/15/2039	540,000	563,744
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	1,373,979
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	348,215

		46,255,703

Consumer Finance - 0.57%
American Express Co., 8.125%, 5/20/2019	3,130,000	4,018,037
American Express Co.[6] , 6.80%, 9/1/2066	930,000	957,900
Credit Acceptance Corp., 9.125%, 2/1/2017	800,000	848,000
Discover Financial Services, 10.25%, 7/15/2019	555,000	729,080

		6,553,017

Diversified Financial Services - 1.11%
Bank of America Corp., 5.75%, 8/15/2016	685,000	724,181
Bank of America Corp., 7.625%, 6/1/2019	3,355,000	3,954,374
Bank of America Corp.[8] , 5.13%, 2/24/2026	970,000	958,991
Citigroup, Inc., 8.50%, 5/22/2019	2,445,000	3,072,563

17

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 6.30%, 4/23/2019	$860,000	$990,047
JPMorgan Chase & Co., 4.95%, 3/25/2020	2,850,000	2,996,499

		12,696,655

Insurance - 0.21%
American International Group, Inc., 4.25%, 5/15/2013	1,245,000	1,286,172
Fidelity National Financial, Inc., 6.60%, 5/15/2017	530,000	572,967
Hartford Financial Services Group, Inc.[6] , 8.125%, 6/15/2038	495,000	527,175

		2,386,314

Real Estate Investment Trusts (REITS) - 1.09%
BioMed Realty LP, 3.85%, 4/15/2016	975,000	998,636
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,414,025
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,098,800
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	1,910,530
DuPont Fabros Technology LP, 8.50%, 12/15/2017	525,000	574,875
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,452,409
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,404,053
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	927,286
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	738,374
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	425,000	454,219
Simon Property Group LP, 10.35%, 4/1/2019	1,035,000	1,458,766

		12,431,973

Total Financials		109,446,659

Health Care - 0.81%
Biotechnology - 0.06%
STHI Holding Corp.[5] , 8.00%, 3/15/2018	635,000	650,875

Health Care Equipment & Supplies - 0.39%
Alere, Inc., 7.875%, 2/1/2016	395,000	403,888
Alere, Inc., 9.00%, 5/15/2016	664,000	691,390
CR Bard, Inc., 4.40%, 1/15/2021	925,000	983,589
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	835,000	893,450
Fresenius US Finance II, Inc.[5] , 9.00%, 7/15/2015	1,005,000	1,140,675
Teleflex, Inc., 6.875%, 6/1/2019	355,000	365,650

		4,478,642

Health Care Providers & Services - 0.24%
BioScrip, Inc., 10.25%, 10/1/2015	430,000	449,350
HCA, Inc., 7.875%, 2/15/2020	835,000	903,887
HCA, Inc., 6.50%, 2/15/2020	140,000	142,100
Health Management Associates, Inc., 6.125%, 4/15/2016	670,000	693,450

18

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
LifePoint Hospitals, Inc., 6.625%, 10/1/2020	$555,000	$566,794

		2,755,581

Pharmaceuticals - 0.12%
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,245,000	1,426,143

Total Health Care		9,311,241

Industrials - 2.51%
Aerospace & Defense - 0.18%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,171,235
Ducommun, Inc.[5] , 9.75%, 7/15/2018	590,000	606,225
GeoEye, Inc., 9.625%, 10/1/2015	250,000	285,625

		2,063,085

Air Freight & Logistics - 0.15%
Aguila 3 S.A. (Luxembourg)[5] , 7.875%, 1/31/2018	720,000	727,200
FedEx Corp., 8.00%, 1/15/2019	785,000	1,006,973

		1,734,173

Airlines - 0.42%
Continental Airlines, Inc.[5] , 6.75%, 9/15/2015	565,000	572,769
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	340,000	342,550
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	317,883	329,422
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	545,000	517,750
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	278,400
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,028,025
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,774,013

		4,842,929

Building Products - 0.12%
Building Materials Corp. of America[5] , 6.875%, 8/15/2018	340,000	350,200
Building Materials Corp. of America[5] , 7.50%, 3/15/2020	215,000	226,825
Owens Corning, 9.00%, 6/15/2019	700,000	853,525

		1,430,550

Commercial Services & Supplies - 0.20%
Clean Harbors, Inc., 7.625%, 8/15/2016	414,000	439,875
Garda World Security Corp. (Canada)[5] , 9.75%, 3/15/2017	425,000	448,375

19

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc., 7.375%, 3/11/2019	$1,110,000	$1,375,471

		2,263,721

Industrial Conglomerates - 0.72%
GE Capital Trust I6 , 6.375%, 11/15/2067	895,000	912,900
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	513,474
General Electric Capital Corp., 5.50%, 1/8/2020	2,785,000	3,057,760
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	1,545,000	1,759,101
General Electric Co., 5.25%, 12/6/2017	765,000	861,909
Textron, Inc., 7.25%, 10/1/2019	940,000	1,129,018

		8,234,162

Machinery - 0.33%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	1,015,943
Dynacast International LLC - Dynacast Finance, Inc.[5] , 9.25%, 7/15/2019	875,000	895,781
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	321,099
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,522,794

		3,755,617

Marine - 0.11%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	1,205,000	1,223,075

Road & Rail - 0.28%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,300,000	2,356,541
Union Pacific Corp., 5.65%, 5/1/2017	700,000	807,236

		3,163,777

Total Industrials		28,711,089

Information Technology - 0.47%
Communications Equipment - 0.10%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	540,000	487,350
EH Holding Corp.[5] , 6.50%, 6/15/2019	600,000	617,250

		1,104,600

Electronic Equipment, Instruments & Components - 0.15%
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,190,736
CPI International Acquisition, Inc.[5] , 8.00%, 2/15/2018	575,000	546,250

		1,736,986

IT Services - 0.13%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,456,919

Semiconductors & Semiconductor Equipment - 0.09%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	300,000	318,750

20

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	$240,000	$252,600
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	455,000	503,913

		1,075,263

Total Information Technology		5,373,768

Materials - 1.94%
Chemicals - 0.20%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	1,014,640
Ferro Corp., 7.875%, 8/15/2018	555,000	584,137
Rhodia S.A. (France)[5] , 6.875%, 9/15/2020	570,000	665,475

		2,264,252

Containers & Packaging - 0.09%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5] , 8.75%, 5/15/2018	480,000	460,800
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5] , 7.125%, 4/15/2019	655,000	636,987

		1,097,787

Metals & Mining - 1.00%
Alcoa, Inc., 5.72%, 2/23/2019	3,122,000	3,332,073
Alcoa, Inc., 5.87%, 2/23/2022	1,280,000	1,361,466
Allegheny Technologies, Inc., 5.95%, 1/15/2021	915,000	1,004,883
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,970,000	2,018,092
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	1,019,624
Calcipar S.A. (Luxembourg)[5] , 6.875%, 5/1/2018	890,000	896,675
FMG Resources August 2006 Pty. Ltd. (Australia)[5] , 6.875%, 2/1/2018	595,000	618,800
Mirabela Nickel Ltd. (Australia)[5] , 8.75%, 4/15/2018	600,000	604,500
Steel Dynamics, Inc., 7.75%, 4/15/2016	525,000	555,187

		11,411,300

Paper & Forest Products - 0.65%
Georgia-Pacific LLC[5] , 8.25%, 5/1/2016	735,000	836,598
International Paper Co., 9.375%, 5/15/2019	2,562,000	3,387,484
International Paper Co., 7.50%, 8/15/2021	2,120,000	2,589,909
Longview Fibre Paper & Packaging, Inc.[5] , 8.00%, 6/1/2016	600,000	615,000

		7,428,991

Total Materials		22,202,330

Telecommunication Services - 0.67%
Diversified Telecommunication Services - 0.32%
Inmarsat Finance plc (United Kingdom)[5] , 7.375%, 12/1/2017	840,000	891,450

21

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings S.A. (Luxembourg)[5] , 7.25%, 4/1/2019	$890,000	$901,125
Verizon Communications, Inc., 3.00%, 4/1/2016	980,000	1,021,701
Wind Acquisition Finance S.A. (Luxembourg)[5] , 11.75%, 7/15/2017	455,000	504,481
Wind Acquisition Finance S.A. (Luxembourg)[5] , 7.25%, 2/15/2018	300,000	299,250

		3,618,007

Wireless Telecommunication Services - 0.35%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5] , 7.75%, 5/1/2017	1,110,000	1,214,063
Crown Castle Towers LLC[5] , 6.113%, 1/15/2020	1,045,000	1,166,969
Crown Castle Towers LLC[5] , 4.883%, 8/15/2020	353,000	364,273
NII Capital Corp., 8.875%, 12/15/2019	590,000	649,000
SBA Tower Trust[5] , 5.101%, 4/15/2017	575,000	596,563

		3,990,868

Total Telecommunication Services		7,608,875

Utilities - 0.46%
Electric Utilities - 0.33%
Allegheny Energy Supply Co. LLC[5] , 5.75%, 10/15/2019	1,660,000	1,806,432
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	971,932
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	1,017,516

		3,795,880

Gas Utilities - 0.06%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	670,000	646,550

Independent Power Producers & Energy Traders - 0.06%
The AES Corp., 8.00%, 10/15/2017	585,000	631,800

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	149,646

Total Utilities		5,223,876

Total Non-Convertible Corporate Bonds (Identified Cost $227,926,945)		240,689,619

TOTAL CORPORATE BONDS (Identified Cost $230,097,707)		243,039,156

U.S. TREASURY SECURITIES - 1.11%
U.S. Treasury Notes - 1.11%
U.S. Treasury Note, 2.50%, 4/30/2015 (Identified Cost $11,988,584)	12,000,000	12,742,500

22

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.33%
FDIC Trust, Series 2011-R1, Class A5 , 2.672%, 7/25/2026	$2,112,000	$2,112,000
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A5 , 3.72%, 3/15/2023	380,000	383,800
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5] , 5.29%, 3/25/2016	470,000	520,099
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5] , 3.74%, 2/25/2017	700,000	733,788

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,661,742)		3,749,687

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.42%
Americold LLC Trust, Series 2010-ARTA, Class A1[5] , 3.847%, 1/14/2029	302,675	314,341
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6] , 5.921%, 5/10/2045	1,385,000	1,543,729
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	932,225
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	650,000	699,420
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6] , 5.903%, 9/11/2038	605,000	671,770
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	315,000	345,560
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5] , 3.759%, 4/15/2044	420,000	431,300
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6] , 5.922%, 3/15/2049	160,000	177,834
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6] , 5.943%, 6/10/2046	270,000	298,671
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5] , 3.156%, 7/10/2046	443,546	449,559
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5] , 3.742%, 11/10/2046	341,929	352,863
FREMF Mortgage Trust, Series 2011-K701, Class B5,6 , 4.437%, 7/25/2048	550,000	549,289
FREMF Mortgage Trust, Series 2011-K702, Class B5,6 , 4.936%, 4/25/2044	675,000	655,409
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6] , 6.074%, 7/10/2038	615,000	681,988
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5] , 3.849%, 12/10/2043	739,297	763,711
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6] , 5.455%, 1/12/2043	450,000	488,234
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6] , 5.373%, 12/15/2044	325,000	356,080
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6] , 6.074%, 4/15/2045	610,000	680,244
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6] , 6.067%, 6/15/2038	775,000	859,231

23

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5 , 3.913%, 6/25/2043	$526,854	$529,041
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6] , 5.414%, 7/12/2046	175,000	190,536
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[6] , 5.374%, 11/14/2042	125,000	136,269
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A6 , 5.230%, 9/15/2042	345,000	375,410
Morgan Stanley Capital I, Series 2011-C1, Class A2[5] , 3.884%, 9/15/2047	765,000	796,944
OBP Depositor LLC Trust, Series 2010-OBP, Class A5 , 4.646%, 7/15/2045	115,000	122,060
Vornado DP LLC, Series 2010-VNO, Class A2FX5 , 4.004%, 9/13/2028	350,000	346,362
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6] , 5.381%, 10/15/2044	225,000	246,289
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6] , 5.923%, 5/15/2043	215,000	239,561
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6] , 6.011%, 6/15/2045	750,000	836,428
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5] , 4.393%, 11/15/2043	600,000	612,328
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5] , 3.791%, 2/15/2044	575,000	597,996

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,967,877)		16,280,682

FOREIGN GOVERNMENT BONDS - 0.07%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,269,062)	EUR 975,000	762,275

U.S. GOVERNMENT AGENCIES - 10.20%
Mortgage-Backed Securities - 5.21%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	$810	880
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	2,792,947	3,035,335
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	181,778	197,781
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	223,426	243,359
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,694,147	1,841,174
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	291,562	317,575
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	3,022,501	3,284,811
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	176,551	191,394
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,477,634	1,604,553
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	696,442	756,261
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	6,432,098	7,078,923
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	10,396,625	11,466,282
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	945,737	1,025,893
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	289,811	316,185

24

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	$200,807	$219,081
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	165,586	180,344
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	290,187	316,596
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	138,900	149,978
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	746,567	823,874
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,470,101	1,596,602
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	2,976,750	3,232,896
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	2,997,262	3,250,490
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	8,528,277	9,286,113
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	2,781,249	3,024,050
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,596,970	1,734,388
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	2,401,447	2,650,114
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,571,490	1,734,216

Total Mortgage-Backed Securities (Identified Cost $58,774,273)		59,559,148

Other Agencies - 4.99%
Fannie Mae, 1.625%, 10/26/2015	16,000,000	16,192,128
Fannie Mae, 6.25%, 5/15/2029	4,472,000	5,609,766
Freddie Mac, 4.875%, 6/13/2018	20,000,000	23,146,920
Freddie Mac, 6.25%, 7/15/2032	9,661,000	12,199,447

Total Other Agencies (Identified Cost $55,845,985)		57,148,261

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $114,620,258)		116,707,409

SHORT-TERM INVESTMENTS - 0.66%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.03%, (Identified Cost $7,580,668)	7,580,668	7,580,668

TOTAL INVESTMENTS - 99.11% (Identified Cost $1,049,763,462)		1,134,511,430
OTHER ASSETS, LESS LIABILITIES - 0.89%		10,191,651

NET ASSETS - 100%		$1,144,703,081

25

Investment Portfolio - July 31, 2011 (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JULY 31, 201110 :

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
8/26/2011	EUR 755,000	$1,084,369	$1,084,180	$189

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	The rate shown is fixed as of July 31, 2011; the rate becomes floating in 2049.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $83,156,439, or 7.26%, of the Series’ net assets as of July 31, 2011.

[6]	The coupon rate is floating and is the stated rate as of July 31, 2011.
[7]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[8]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2011.
[9]	Rate shown is the current yield as of July 31, 2011.
[10]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,051,352,617
Unrealized appreciation	$116,109,806
Unrealized depreciation	(32,950,993)

Net unrealized appreciation	$83,158,813

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Investment Portfolio - July 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$95,618,953	$87,973,884	$7,645,069	$—
Consumer Staples	101,751,711	71,463,567	30,288,144	—
Energy	57,766,811	56,021,720	1,745,091	—
Financials	89,901,186	75,674,616	14,226,570	—
Health Care	93,765,605	77,658,516	16,107,089	—
Industrials	68,226,259	60,260,057	7,966,202	—
Information Technology	165,728,027	159,192,351	6,535,676	—
Materials	39,603,804	30,725,029	8,878,775	—
Telecommunication Services	15,326,172	2,167,989	13,158,183	—
Utilities	1,504,173	658,647	845,526	—
Preferred securities:
Consumer Staples	256,187	—	256,187	—
Financials	4,200,165	1,014,390	3,185,775	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	129,449,909	—	129,449,909	—
Corporate debt:				—
Consumer Discretionary	31,042,921	—	31,042,921	—
Consumer Staples	4,691,966	—	4,691,966	—
Energy	17,076,894	—	17,076,894	—
Financials	109,446,659	—	109,446,659	—
Health Care	9,311,241	—	9,311,241	—
Industrials	28,711,089	—	28,711,089	—
Information Technology	5,373,768	—	5,373,768	—
Materials	22,202,330	—	22,202,330	—
Telecommunication Services	7,608,875	—	7,608,875	—
Utilities	5,223,876	—	5,223,876	—
Convertible corporate debt:				—
Financials	1,013,625	—	1,013,625	—
Health Care	777,718	—	777,718	—
Information Technology	558,194	—	558,194	—
Asset-backed securities	3,749,687	—	3,749,687	—
Commercial mortgage-backed securities	16,280,682	—	16,280,682	—
Foreign Government bonds	762,275	—	762,275	—
Mutual funds	7,580,668	7,580,668	—	—
Other financial instruments**:
Forward foreign currency exchange contracts	189	—	189	—

Total assets:	1,134,511,619	630,391,434	504,120,185	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	189	—

Total	$1,134,511,619	$630,391,434	$504,120,185	$—

27

Investment Portfolio - July 31, 2011 (unaudited)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Commercial Mortgage-Backed
Level 3 Reconciliation	Securities
Balance as of October 31, 2010 (market value)	$875,464
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in	—
Transfers out	(875,464)

Balance as of July 31, 2011 (market value)	$—

*	Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of July 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

28

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS - 89.93%
Consumer Discretionary - 12.68%
Auto Components - 0.10%
Cooper Tire & Rubber Co.	11,420	$192,541
Hankook Tire Co. Ltd. (South Korea)[1]	15,270	620,963

		813,504

Automobiles - 0.73%
Suzuki Motor Corp. (Japan)[1]	10,200	236,242
Tesla Motors, Inc.*	9,390	264,516
Toyota Motor Corp. (Japan)[1]	5,500	224,532
Toyota Motor Corp. - ADR (Japan)	56,940	4,664,525
Yamaha Motor Co. Ltd. (Japan)[1]	26,000	504,053

		5,893,868

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	27,250	173,593

Diversified Consumer Services - 0.80%
Anhanguera Educacional Participacoes S.A. (Brazil)	5,220	100,472
Capella Education Co.*	40,420	1,727,955
DeVry, Inc.	39,150	2,432,781
Grand Canyon Education, Inc.*	9,710	149,437
Strayer Education, Inc.	17,190	2,091,164

		6,501,809

Hotels, Restaurants & Leisure - 1.60%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	2,250	49,410
Accor S.A. (France)[1]	5,210	229,298
Carnival Corp.	223,840	7,453,872
Ctrip.com International Ltd. - ADR (China)	103,460	4,769,506
Hyatt Hotels Corp. - Class A*	1,950	75,641
Intercontinental Hotels Group plc (United Kingdom)[1]	4,620	91,164
Thomas Cook Group plc (United Kingdom)[1]	74,470	79,895
TUI Travel plc (United Kingdom)[1]	44,130	140,840

		12,889,626

Household Durables - 0.14%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	66,310	132,820
DR Horton, Inc.	7,590	90,169
Lennar Corp. - Class A	11,080	196,005
LG Electronics, Inc. (South Korea)[1]	2,780	211,827
NVR, Inc.*	130	88,412
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	361,656
Toll Brothers, Inc.*	4,230	84,431

		1,165,320

1

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail - 0.11%
Amazon.com, Inc.*	2,770	$616,380
Blue Nile, Inc.*	2,020	85,567
Ocado Group plc (United Kingdom)*[1]	64,710	180,889

		882,836

Media - 8.01%
AMC Networks, Inc. - Class A*	154,660	5,751,805
Discovery Communications, Inc. - Class A*	195,250	7,770,950
Grupo Televisa S.A. - ADR (Mexico)	17,470	387,659
Imax Corp. (Canada)*	161,930	3,070,193
Liberty Global, Inc. - Class A*	148,100	6,190,580
Mediaset Espana Comunicacion S.A. (Spain)[1]	65,810	616,138
Mediaset S.p.A. (Italy)[1]	858,480	3,678,216
News Corp. - Class A	474,210	7,596,844
Reed Elsevier plc - ADR (United Kingdom)	5,125	186,550
Societe Television Francaise 1 (France)[1]	39,080	745,199
Time Warner, Inc.	394,960	13,886,794
The Walt Disney Co.	226,070	8,730,823
The Washington Post Co. - Class B	12,980	5,221,854
Wolters Kluwer N.V. (Netherlands)[1]	9,750	202,161
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	638,766

		64,674,532

Multiline Retail - 0.08%
Marks & Spencer Group plc (United Kingdom)[1]	48,350	273,993
PPR (France)[1]	1,965	363,151

		637,144

Specialty Retail - 1.05%
Chico’s FAS, Inc.	15,650	236,159
Dick’s Sporting Goods, Inc.*	189,430	7,008,910
The Finish Line, Inc. - Class A	12,710	270,723
Group 1 Automotive, Inc.	3,230	153,845
Inditex S.A. (Spain)[1]	2,300	207,973
KOMERI Co. Ltd. (Japan)[1]	5,400	161,189
Lumber Liquidators Holdings, Inc.*	12,350	194,019
Penske Automotive Group, Inc.	6,550	144,951
Sonic Automotive, Inc. - Class A	9,350	146,515

		8,524,284

2

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)[1]	4,050	$300,638

Total Consumer Discretionary		102,457,154

Consumer Staples - 10.85%
Beverages - 2.60%
Anheuser-Busch InBev N.V. (Belgium)[1]	167,520	9,641,579
Boston Beer Co., Inc. - Class A*	2,190	197,429
C&C Group plc (Ireland)[1]	44,110	224,372
Central European Distribution Corp.*	11,700	113,256
The Coca-Cola Co.	143,010	9,726,110
Diageo plc (United Kingdom)[1]	24,560	499,570
Heineken N.V. (Netherlands)[1]	5,460	323,074
Kirin Holdings Co. Ltd. (Japan)[1]	18,000	265,077

		20,990,467

Food & Staples Retailing - 2.23%
Carrefour S.A. (France)[1]	24,970	736,753
Casino Guichard-Perrachon S.A. (France)[1]	2,880	262,562
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	24,970	105,845
Koninklijke Ahold N.V. (Netherlands)[1]	163,230	2,173,484
The Kroger Co.	291,760	7,256,071
Safeway, Inc.	305,380	6,159,515
SUPERVALU, Inc.	27,000	232,200
Tesco plc (United Kingdom)[1]	171,040	1,074,364

		18,000,794

Food Products - 5.10%
Barry Callebaut AG (Switzerland)[1]	390	411,778
Danone S.A. (France)[1]	10,990	783,532
Flowers Foods, Inc.	8,820	193,334
General Mills, Inc.	253,680	9,474,948
Kellogg Co.	73,690	4,110,428
Kraft Foods, Inc. - Class A	278,840	9,586,519
Nestle S.A. (Switzerland)[1]	86,850	5,532,482
Suedzucker AG (Germany)[1]	6,820	240,469
Unilever plc - ADR (United Kingdom)	337,274	10,813,004

		41,146,494

Household Products - 0.10%
Reckitt Benckiser Group plc (United Kingdom)[1]	14,820	838,602

Personal Products - 0.82%
Beiersdorf AG (Germany)[1]	101,220	6,520,875

3

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products (continued)
Kao Corp. (Japan)[1]	3,900	$110,289

		6,631,164

Total Consumer Staples		87,607,521

Energy - 6.44%
Energy Equipment & Services - 4.00%
Baker Hughes, Inc.	134,667	10,420,532
Calfrac Well Services Ltd. (Canada)	11,300	429,434
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	14,770	496,008
ION Geophysical Corp.*	22,000	223,080
Key Energy Services, Inc.*	5,830	113,627
Petroleum Geo-Services ASA (Norway)*[1]	20,000	324,359
Schlumberger Ltd.	112,250	10,144,033
Trican Well Service Ltd. (Canada)	44,200	1,156,986
Weatherford International Ltd. (Switzerland)*	410,376	8,995,442

		32,303,501

Oil, Gas & Consumable Fuels - 2.44%
Cameco Corp. (Canada)	333,080	8,846,605
Hess Corp.	130,640	8,956,678
Paladin Energy Ltd. (Australia)*	84,080	239,361
Repsol YPF S.A. (Spain)[1]	5,700	179,768
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	273,664
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	546,483
Talisman Energy, Inc. (Canada)	23,710	431,790
Total S.A. (France)[1]	4,820	260,514

		19,734,863

Total Energy		52,038,364

Financials - 11.28%
Capital Markets - 4.15%
The Bank of New York Mellon Corp.[2]	568,610	14,277,797
The Charles Schwab Corp.	666,360	9,948,755
Daiwa Securities Group, Inc. (Japan)[1]	4,000	17,398
Evercore Partners, Inc. - Class A	5,420	154,091
GAM Holding AG (Switzerland)[1]	33,170	514,588
Greenhill & Co., Inc.	1,880	82,795
Lazard Ltd. - Class A (Bermuda)	4,250	142,800
Nomura Holdings, Inc. (Japan)[1]	7,000	33,983
State Street Corp.	201,070	8,338,373

		33,510,580

4

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Commercial Banks - 1.49%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	28,160	$293,427
Banco Santander S.A. (Spain)[1]	674,910	7,103,652
Banco Santander S.A. - ADR (Spain)	40,370	412,178
Barclays plc - ADR (United Kingdom)	6,310	91,874
BNP Paribas S.A. (France)[1]	2,163	140,279
CIT Group, Inc.*	8,550	339,777
Credit Agricole S.A. (France)[1]	5,240	64,327
First Commonwealth Financial Corp.	121,280	623,379
First Financial Bancorp	25,140	402,491
Hong Leong Financial Group Berhad (Malaysia)[1]	69,020	304,544
HSBC Holdings plc - ADR (United Kingdom)	8,775	428,834
ICICI Bank Ltd. - ADR (India)	7,880	366,972
Societe Generale - ADR (France)[3]	12,660	124,701
Standard Chartered plc (United Kingdom)[1]	11,010	280,467
U.S. Bancorp	20,630	537,618
Wells Fargo & Co.	18,770	524,434

		12,038,954

Consumer Finance - 1.40%
American Express Co.	125,580	6,284,023
Discover Financial Services	197,160	5,049,268

		11,333,291

Diversified Financial Services - 2.21%
Bank of America Corp.	25,620	248,770
Bolsas y Mercados Espanoles S.A. (Spain)[1]	10,580	303,002
CME Group, Inc.	27,720	8,016,347
Deutsche Boerse AG (Germany)*[1]	107,720	7,999,209
ING Groep N.V. (Netherlands)*[1]	5,355	57,465
JPMorgan Chase & Co.	18,951	766,568
MarketAxess Holdings, Inc.	18,000	470,340

		17,861,701

Insurance - 0.56%
Allianz SE (Germany)[1]	10,538	1,373,265
The Allstate Corp.	19,070	528,620
AXA S.A. (France)[1]	4,615	86,342
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	20,000	254,054
Mapfre S.A. (Spain)[1]	296,900	1,052,306
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	540,553
Zurich Financial Services AG (Switzerland)[1]	2,910	692,005

		4,527,145

5

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 1.42%
Alexandria Real Estate Equities, Inc.	3,800	$311,600
Alstria Office REIT AG (Germany)[1]	41,540	605,247
American Assets Trust, Inc.	3,990	87,740
American Campus Communities, Inc.	10,740	399,743
Apartment Investment & Management Co. - Class A	14,700	401,310
Associated Estates Realty Corp.	5,310	96,377
AvalonBay Communities, Inc.	1,710	229,465
BioMed Realty Trust, Inc.	34,100	669,042
Boston Properties, Inc.	4,870	522,843
British Land Co. plc (United Kingdom)[1]	26,550	253,957
Camden Property Trust	3,500	234,745
Cedar Shopping Centers, Inc.	33,820	167,747
Cogdell Spencer, Inc.	31,100	185,356
Coresite Realty Corp.	6,400	107,776
Corporate Office Properties Trust	20,750	644,703
DiamondRock Hospitality Co.	20,740	211,963
Digital Realty Trust, Inc.	8,140	498,249
DuPont Fabros Technology, Inc.	17,690	450,918
Education Realty Trust, Inc.	18,150	159,357
Equity Lifestyle Properties, Inc.	3,820	248,911
Equity One, Inc.	4,950	96,030
Equity Residential	3,720	229,970
General Growth Properties, Inc.	11,050	185,751
HCP, Inc.	7,450	273,639
Health Care REIT, Inc.	5,330	281,317
Healthcare Realty Trust, Inc.	2,240	43,904
Home Properties, Inc.	7,540	494,021
Host Hotels & Resorts, Inc.	19,393	307,379
Kimco Realty Corp.	6,790	129,214
Land Securities Group plc (United Kingdom)[1]	8,010	111,921
LaSalle Hotel Properties	7,740	193,577
LTC Properties, Inc.	3,200	86,880
Mack-Cali Realty Corp.	2,940	97,814
Morguard Real Estate Investment Trust (Canada)	5,880	96,190
National Retail Properties, Inc.	6,590	165,343
Pebblebrook Hotel Trust	14,940	295,364
Public Storage	2,670	319,412
Realty Income Corp.	5,130	166,520
Simon Property Group, Inc.	3,890	468,784
Sovran Self Storage, Inc.	6,630	268,847
Sunstone Hotel Investors, Inc.*	27,570	245,649
Tanger Factory Outlet Centers	3,680	101,016

6

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	8,970	$236,001
U-Store-It Trust	8,550	91,057

		11,472,649

Real Estate Management & Development - 0.01%
Thomas Properties Group, Inc.*	11,440	37,180

Thrifts & Mortgage Finance - 0.04%
Aareal Bank AG (Germany)*[1]	9,707	287,733

Total Financials		91,069,233

Health Care - 12.60%
Biotechnology - 1.05%
BioMarin Pharmaceutical, Inc.*	144,350	4,508,051
Cangene Corp. (Canada)*	40,000	65,728
Dendreon Corp.*	16,110	594,459
Exact Sciences Corp.*	71,898	614,009
Intercell AG (Austria)*[1]	79,520	321,186
Momenta Pharmaceuticals, Inc.*	32,000	565,120
Myriad Genetics, Inc.*	30,390	646,395
Swedish Orphan Biovitrum AB (Sweden)*[1]	104,000	378,548
United Therapeutics Corp.*	14,100	809,058

		8,502,554

Health Care Equipment & Supplies - 5.72%
Abaxis, Inc.*	32,970	782,048
Alere, Inc.*	435,379	12,839,327
BioMerieux (France)[1]	15,190	1,679,835
Boston Scientific Corp.*	1,740,490	12,461,908
Cochlear Ltd. (Australia)[1]	19,850	1,544,577
DexCom, Inc.*	92,704	1,314,543
Endologix, Inc.*	70,100	636,508
Gen-Probe, Inc.*	72,760	4,405,618
Getinge AB - Class B (Sweden)[1]	7,900	213,068
HeartWare International, Inc.*	12,890	856,412
Insulet Corp.*	71,260	1,400,972
Mindray Medical International Ltd. - ADR (China)	11,550	312,774
Quidel Corp.*	74,730	1,117,961
Sirona Dental Systems, Inc.*	15,580	788,036
Straumann Holding AG (Switzerland)[1]	6,904	1,572,455
Thoratec Corp.*	17,700	596,313
Volcano Corp.*	118,220	3,713,290

		46,235,645

7

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 0.94%
Amil Participacoes S.A. (Brazil)	39,510	$445,836
Assisted Living Concepts, Inc. - Class A	30,200	473,234
Bio-Reference Laboratories, Inc.*	30,670	611,560
Brookdale Senior Living, Inc.*	67,030	1,433,772
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	124,000	157,130
Capital Senior Living Corp.*	63,000	553,770
China Cord Blood Corp. (Hong Kong)*	98,000	343,000
Odontoprev S.A. (Brazil)	46,320	782,230
Sonic Healthcare Ltd. (Australia)[1]	157,370	2,101,459
Sunrise Senior Living, Inc.*	73,150	645,183

		7,547,174

Health Care Technology - 2.83%
Allscripts Healthcare Solutions, Inc.*	30,080	545,952
Cerner Corp.*	335,786	22,326,411

		22,872,363

Life Sciences Tools & Services - 1.28%
Lonza Group AG (Switzerland)[1]	51,230	4,363,288
QIAGEN N.V. (Netherlands)*	221,200	3,747,128
QIAGEN N.V. (Netherlands)*[1]	5,440	91,500
Sequenom, Inc.*	162,350	1,146,191
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	60,970	949,913

		10,298,020

Pharmaceuticals - 0.78%
AstraZeneca plc (United Kingdom)[1]	2,175	105,680
AstraZeneca plc - ADR (United Kingdom)	12,710	616,562
Bayer AG (Germany)[1]	11,706	936,487
GlaxoSmithKline plc (United Kingdom)[1]	14,755	328,963
Green Cross Corp. (South Korea)[1]	6,340	1,034,571
Kalbe Farma Tbk PT (Indonesia)[1]	2,000,000	817,203
Optimer Pharmaceuticals, Inc.*	43,940	464,885
Sanofi (France)[1]	1,987	154,392
Shire plc (Ireland)[1]	16,590	575,815
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	128,785
UCB S.A. (Belgium)[1]	24,700	1,136,029

		6,299,372

Total Health Care		101,755,128

Industrials - 12.91%
Aerospace & Defense - 1.68%
The Boeing Co.	121,740	8,579,018

8

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace & Defense (continued)
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,890	$238,888
Spirit Aerosystems Holdings, Inc. - Class A*	232,780	4,769,662

		13,587,568

Air Freight & Logistics - 2.91%
Atlas Air Worldwide Holdings, Inc.*	4,050	212,180
FedEx Corp.	97,220	8,446,474
PostNL N.V. (Netherlands)[1]	26,680	208,321
TNT Express N.V. (Netherlands)*[1]	26,680	270,273
United Parcel Service, Inc. - Class B	207,813	14,384,816

		23,522,064

Airlines - 2.33%
Copa Holdings S.A. - Class A (Panama)	4,600	301,806
Deutsche Lufthansa AG (Germany)[1]	17,640	355,130
Ryanair Holdings plc - ADR (Ireland)	278,770	7,579,756
Southwest Airlines Co.	1,033,657	10,295,224
US Airways Group, Inc.*	37,210	232,190

		18,764,106

Commercial Services & Supplies - 0.22%
Edenred (France)[1]	21,890	630,322
Interface, Inc. - Class A	5,060	81,061
Tomra Systems ASA (Norway)[1]	117,870	1,065,783

		1,777,166

Construction & Engineering - 1.30%
MYR Group, Inc.*	5,380	130,680
Quanta Services, Inc.*	335,120	6,206,422
The Shaw Group, Inc.*	161,640	4,183,243

		10,520,345

Electrical Equipment - 0.20%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	31,900	763,686
Alstom S.A. (France)[1]	10,550	555,376
Nexans S.A. (France)[1]	2,050	176,881
Prysmian S.p.A. (Italy)[1]	6,400	118,457

		1,614,400

Industrial Conglomerates - 0.16%
Siemens AG (Germany)[1]	10,250	1,310,020

Machinery - 1.63%
Astec Industries, Inc.*	5,570	208,986
FANUC Corp. (Japan)[1]	3,100	586,434

9

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Flowserve Corp.	57,240	$5,688,511
Graham Corp.	4,030	79,310
Meritor, Inc.*	9,780	132,030
Okano Valve Manufacturing Co. (Japan)[1]	10,000	42,947
Pall Corp.	112,230	5,564,363
Titan International, Inc.	10,040	253,711
Wabash National Corp.*	30,000	225,300
Westport Innovations, Inc. (Canada)*	15,220	390,241

		13,171,833

Marine - 0.05%
Baltic Trading Ltd.	11,570	63,519
D/S Norden (Denmark)[1]	8,020	264,036
Pacific Basin Shipping Ltd. (Bermuda)[1]	60,000	32,880

		360,435

Professional Services - 0.79%
Manpower, Inc.	58,760	2,968,555
Randstad Holding N.V. (Netherlands)[1]	75,440	3,390,353

		6,358,908

Research & Consulting Services - 0.06%
Qualicorp S.A. (Brazil)*	53,890	504,203

Road & Rail - 1.52%
All America Latina Logistica S.A. (Brazil)	89,520	652,272
Heartland Express, Inc.	15,300	234,396
Knight Transportation, Inc.	13,390	210,759
Norfolk Southern Corp.	140,860	10,663,102
RailAmerica, Inc.*	34,000	505,920

		12,266,449

Transportation Infrastructure - 0.06%
Groupe Eurotunnel S.A. (France)[1]	8,400	89,537
Malaysia Airports Holdings Berhad (Malaysia)[1]	183,830	401,973

		491,510

Total Industrials		104,249,007

Information Technology - 16.95%
Communications Equipment - 4.24%
Alcatel-Lucent - ADR (France)*	177,060	717,093
Cisco Systems, Inc.	634,890	10,139,193
Infinera Corp.*	114,520	736,364
Qualcomm, Inc.	228,280	12,505,178

10

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	27,100	$340,394
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	786,960	9,837,000

		34,275,222

Computers & Peripherals - 1.56%
Apple, Inc.*	1,390	542,767
EMC Corp.*	439,660	11,466,333
Immersion Corp.*	62,530	572,149

		12,581,249

Electronic Equipment, Instruments & Components - 0.16%
Amphenol Corp. - Class A	9,300	454,677
Hitachi Ltd. (Japan)[1]	97,400	600,613
Keyence Corp. (Japan)[1]	1,042	294,609

		1,349,899

Internet Software & Services - 3.44%
comScore, Inc.*	31,820	693,994
Google, Inc. - Class A*	34,109	20,591,262
Liquidity Services, Inc.*	38,040	919,807
Velti plc (Ireland)*	30,760	507,848
VistaPrint N.V. (Netherlands)*	152,240	4,064,808
Yandex N.V. - Class A (Netherlands)*	10,930	382,222
Youku.com, Inc. - ADR (China)*	16,340	603,109

		27,763,050

IT Services - 5.45%
Amadeus IT Holding S.A. - Class A (Spain)[1]	196,980	3,964,072
Amdocs Ltd. (Guernsey)*	52,370	1,651,226
Cap Gemini S.A. (France)[1]	8,620	424,199
Cielo S.A. (Brazil)	30,876	860,869
Indra Sistemas S.A. (Spain)[1]	32,620	646,564
MasterCard, Inc. - Class A	39,080	11,851,010
Redecard S.A. (Brazil)	44,990	780,366
Visa, Inc. - Class A	135,450	11,586,393
The Western Union Co.	631,560	12,258,580

		44,023,279

Semiconductors & Semiconductor Equipment - 0.59%
Advantest Corp. (Japan)[1]	159,160	2,820,269
First Solar, Inc.*	2,160	255,377
Sumco Corp. (Japan)[1]	55,600	880,358
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	23,653	292,351

11

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)[1]	9,300	$500,587

		4,748,942

Software - 1.51%
Autodesk, Inc.*	253,330	8,714,552
CommVault Systems, Inc.*	2,810	108,803
Misys plc (United Kingdom)[1]	40,267	261,349
RealD, Inc.*	37,420	579,262
RealPage, Inc.*	17,990	432,659
SAP AG (Germany)[1]	6,540	408,897
SolarWinds, Inc.*	35,700	767,907
SuccessFactors, Inc.*	13,840	373,680
Taleo Corp. - Class A*	16,850	557,735

		12,204,844

Total Information Technology		136,946,485

Materials - 4.55%
Chemicals - 2.94%
Arkema S.A. (France)[1]	40	3,902
BASF SE (Germany)[1]	6,160	556,319
Calgon Carbon Corp.*	22,488	334,846
Flotek Industries, Inc.*	21,180	199,727
Johnson Matthey plc (United Kingdom)[1]	10,710	356,979
Linde AG (Germany)[1]	3,230	578,846
Monsanto Co.	216,760	15,927,525
The Scotts Miracle-Gro Co. - Class A	4,070	205,372
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	12,300	663,483
Syngenta AG (Switzerland)[1]	15,350	4,886,438

		23,713,437

Construction Materials - 0.84%
CRH plc (Ireland)[1]	17,360	339,336
Eagle Materials, Inc.	14,990	372,501
Holcim Ltd. (Switzerland)[1]	2,710	185,812
Martin Marietta Materials, Inc.	24,640	1,863,277
Vulcan Materials Co.	118,610	4,067,137

		6,828,063

Containers & Packaging - 0.77%
Owens-Illinois, Inc.*	269,060	6,234,120

Total Materials		36,775,620

12

Investment Portfolio - July 31, 2011 (unaudited)

	Shares/
Pro-Blend® Maximum Term Series	Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication Services - 1.51%
Diversified Telecommunication Services - 1.40%
France Telecom S.A. (France)[1]	13,330	$275,830
Swisscom AG - ADR (Switzerland)[3]	9,116	436,748
Telefonica S.A. - ADR (Spain)	39,010	870,703
Telenor ASA (Norway)[1]	553,990	9,258,941
Telenor ASA - ADR (Norway)[3]	9,830	491,795

		11,334,017

Wireless Telecommunication Services - 0.11%
SK Telecom Co. Ltd. - ADR (South Korea)	53,960	859,043

Total Telecommunication Services		12,193,060

Utilities - 0.16%
Electric Utilities - 0.04%
E.ON AG (Germany)[1]	13,630	375,824

Independent Power Producers & Energy Traders - 0.03%
GenOn Energy, Inc.*	56,361	219,244

Multi-Utilities - 0.05%
GDF Suez (France)[1]	4,464	145,978
National Grid plc (United Kingdom)[1]	24,670	241,380

		387,358

Water Utilities - 0.04%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	324,031

Total Utilities		1,306,457

TOTAL COMMON STOCKS (Identified Cost $670,848,036)		726,398,029

PREFERRED STOCKS - 0.03%
Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $134,525)	3,790	255,513

CORPORATE BONDS - 1.96%
Non-Convertible Corporate Bonds - 1.96%
Financials - 1.91%
Capital Markets - 0.10%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	$410,000	425,195
Morgan Stanley, 5.50%, 1/26/2020	405,000	419,901

		845,096

13

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks - 1.61%
Bank of Nova Scotia (Canada)[4] , 1.45%, 7/26/2013	$970,000	$982,169
Bank of Nova Scotia (Canada)[4] , 1.65%, 10/29/2015	2,425,000	2,422,716
Barclays Bank plc (United Kingdom)[4] , 2.50%, 9/21/2015	2,425,000	2,435,085
BNP Paribas Home Loan Covered Bonds S.A. (France)[4] , 2.20%, 11/2/2015	2,425,000	2,404,613
Royal Bank of Canada (Canada)[4] , 3.125%, 4/14/2015	2,135,000	2,252,109
The Toronto-Dominion Bank (Canada)[4] , 2.20%, 7/29/2015	2,425,000	2,482,647

		12,979,339

Consumer Finance - 0.05%
American Express Co., 8.125%, 5/20/2019	315,000	404,371

Diversified Financial Services - 0.15%
Bank of America Corp., 7.625%, 6/1/2019	340,000	400,741
Citigroup, Inc., 8.50%, 5/22/2019	330,000	414,702
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	404,790

		1,220,233

Total Financials		15,449,039

Industrials - 0.05%
Industrial Conglomerates - 0.05%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	411,727

TOTAL CORPORATE BONDS (Identified Cost $15,460,445)		15,860,766

U.S. GOVERNMENT AGENCIES - 6.96%
Other Agencies - 6.96%
Fannie Mae, 1.625%, 10/26/2015	7,400,000	7,488,859
Fannie Mae, 6.25%, 5/15/2029	4,825,000	6,052,577
Fannie Mae, 7.25%, 5/15/2030	4,330,000	5,988,100
Fannie Mae, 6.625%, 11/15/2030	4,610,000	6,001,533
Freddie Mac, 5.25%, 4/18/2016	22,556,000	26,319,288
Freddie Mac, 6.75%, 3/15/2031	3,309,000	4,375,249

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $54,035,396)		56,225,606

14

Investment Portfolio - July 31, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
SHORT-TERM INVESTMENTS - 1.07%
Dreyfus Cash Management, Inc. - Institutional Shares[5] , 0.03%, (Identified Cost $8,601,444)	8,601,444	$8,601,444

TOTAL INVESTMENTS - 99.95% (Identified Cost $749,079,846)		807,341,358
OTHER ASSETS, LESS LIABILITIES - 0.05%		374,651

NET ASSETS - 100%		$807,716,009

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
1	Values were adjusted following the close of local trading using a factor from a third party vendor.
2	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
3	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
4	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $12,979,339, or 1.61%, of the Series’ net assets as of July 31, 2011.
5	Rate shown is the current yield as of July 31, 2011.

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$751,387,422
Unrealized appreciation	$91,216,073
Unrealized depreciation	(35,262,137)

Net unrealized appreciation	$55,953,936

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Investment Portfolio - July 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$102,457,154	$92,576,434	$9,880,720	$—
Consumer Staples	87,607,521	57,862,814	29,744,707	—
Energy	52,038,364	50,504,051	1,534,313	—
Financials	91,069,233	69,122,289	21,946,944	—
Health Care	101,755,128	84,114,157	17,640,971	—
Industrials	104,249,007	94,511,396	9,737,611	—
Information Technology	136,946,485	125,804,574	11,141,911	—
Materials	36,775,620	29,204,505	7,571,115	—
Telecommunication Services	12,193,060	1,729,746	10,463,314	—
Utilities	1,306,457	543,275	763,182	—
Preferred securities:
Consumer Staples	255,513	—	255,513	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	56,225,606	—	56,225,606	—
Corporate debt:				—
Financials	15,449,039	—	15,449,039	—
Industrials	411,727	—	411,727	—
Mutual funds	8,601,444	8,601,444	—	—
Other financial instruments**:	—	—	—	—

Total assets:	807,341,358	614,574,685	192,766,673	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	—	—	—	—

Total liabilities:	—	—	—	—

Total	$807,341,358	$614,574,685	$192,766,673	$—

*	Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or July 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2011.

16

Investment Portfolio - July 31, 2011 (unaudited)

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

17

Investment Portfolio - July 31, 2011 (unaudited)

Target Income Series	Shares	Value
MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	4,675,360	$50,634,151

TOTAL INVESTMENTS - 100.03% (Identified Cost $44,672,171)		50,634,151
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(15,361)

NET ASSETS - 100%		$50,618,790

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$44,674,310
Unrealized appreciation	$5,961,980
Unrealized depreciation	(2,139)

Net unrealized appreciation	$5,959,841

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$50,634,151	$50,634,151	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	50,634,151	50,634,151		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$50,634,151	$50,634,151	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2010 or July 31, 2011.

1

Investment Portfolio - July 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2011 (unaudited)

Target 2010 Series	Shares	Value
MUTUAL FUNDS - 100.04%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	712,154	$7,712,626
Manning & Napier Pro-Blend® Moderate Term Series - Class I	2,859,064	30,792,119

TOTAL INVESTMENTS - 100.04% (Identified Cost $36,525,467)		38,504,745
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(15,310)

NET ASSETS - 100%		$38,489,435

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$36,525,467
Unrealized appreciation	$1,979,278
Unrealized depreciation	—

Net unrealized appreciation	$1,979,278

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$38,504,745	$38,504,745	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	38,504,745	38,504,745		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$38,504,745	$38,504,745	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2010 or July 31, 2011.

1

Investment Portfolio - July 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2011 (unaudited)

Target 2020 Series	Shares	Value
MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	5,619,459	$60,409,185
Manning & Napier Pro-Blend® Moderate Term Series - Class I	3,732,221	40,196,017

TOTAL INVESTMENTS - 100.03% (Identified Cost $95,177,932)		100,605,202
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(32,249)

NET ASSETS - 100%		$100,572,953

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$95,180,303
Unrealized appreciation	$5,427,270
Unrealized depreciation	(2,371)

Net unrealized appreciation	$5,424,899

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$100,605,202	$100,605,202	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	100,605,202	100,605,202		—
Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$100,605,202	$100,605,202	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2010 or July 31, 2011.

1

Investment Portfolio - July 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2011 (unaudited)

Target 2030 Series	Shares	Value
MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	7,088,822	$76,204,841
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,745,725	18,626,885

TOTAL INVESTMENTS - 100.03% (Identified Cost $89,279,883)		94,831,726
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(29,144)

NET ASSETS - 100%		$94,802,582

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$89,279,883
Unrealized appreciation	$5,551,843
Unrealized depreciation	—

Net unrealized appreciation	$5,551,843

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$94,831,726	$94,831,726	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	94,831,726	94,831,726		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$94,831,726	$94,831,726	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2010 or July 31, 2011.

1

Investment Portfolio - July 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2011 (unaudited)

Target 2040 Series	Shares	Value
MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	6,037,061	$64,415,444

TOTAL INVESTMENTS - 100.03% (Identified Cost $59,354,659)		64,415,444
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(22,206)

NET ASSETS - 100%		$64,393,238

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$59,354,659
Unrealized appreciation	$5,060,785
Unrealized depreciation	—

Net unrealized appreciation	$5,060,785

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$64,415,444	$64,415,444	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	64,415,444	64,415,444		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$64,415,444	$64,415,444	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2010 or July 31, 2011.

1

Investment Portfolio - July 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2011 (unaudited)

Target 2050 Series	Shares	Value
MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,203,873	$23,515,326

TOTAL INVESTMENTS - 100.05% (Identified Cost $21,713,416)		23,515,326
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(11,234)

NET ASSETS - 100%		$23,504,092

Federal Tax Information:

On July 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$21,713,416
Unrealized appreciation	$1,801,910
Unrealized depreciation	—

Net unrealized appreciation	$1,801,910

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$23,515,326	$23,515,326	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	23,515,326	23,515,326		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$23,515,326	$23,515,326	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2010 or July 31, 2011.

1

Investment Portfolio - July 31, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended July 31, 2011.

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 12, 2011

/s/ Christine Glavin
Christine Glavin Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: September 12, 2011